UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Multifactor ETFs

Quarterly portfolio holdings 7/31/18

Funds' investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$46,714,613
(Cost $41,552,138)
Consumer discretionary – 99.9%		46,714,613
Auto components – 5.5%
Adient PLC (A)	2,213	105,405
Aptiv PLC	8,028	787,306
Autoliv, Inc. (A)	2,205	225,924
BorgWarner, Inc.	6,140	282,563
Dana, Inc.	3,885	82,945
Delphi Technologies PLC	2,962	133,794
Gentex Corp.	7,645	177,364
Lear Corp.	2,278	410,336
The Goodyear Tire & Rubber Company	8,509	206,003
Veoneer, Inc. (A)(B)	2,205	115,322
Visteon Corp. (B)	488	57,135
Automobiles – 4.3%
Ford Motor Company	54,000	542,160
General Motors Company	22,368	847,971
Harley-Davidson, Inc.	5,381	230,791
Tesla, Inc. (A)(B)	816	243,282
Thor Industries, Inc.	1,517	143,887
Distributors – 1.7%
Genuine Parts Company	3,782	368,026
LKQ Corp. (B)	7,862	263,534
Pool Corp.	1,144	175,318
Diversified consumer services – 1.9%
Bright Horizons Family Solutions, Inc. (B)	1,227	131,277
Grand Canyon Education, Inc. (B)	951	110,820
H&R Block, Inc.	5,313	133,675
Service Corp. International	6,046	237,910
ServiceMaster Global Holdings, Inc. (B)	4,051	230,866
Weight Watchers International, Inc. (B)	430	38,498
Hotels, restaurants and leisure – 17.4%
Aramark	7,685	309,014
Boyd Gaming Corp.	1,711	63,906
Caesars Entertainment Corp. (A)(B)	2,027	22,905
Carnival Corp.	4,714	279,257
Chipotle Mexican Grill, Inc. (B)	548	237,646
Choice Hotels International, Inc.	545	42,292
Cracker Barrel Old Country Store, Inc. (A)	685	100,349
Darden Restaurants, Inc.	3,269	349,587
Domino's Pizza, Inc.	950	249,527
Dunkin' Brands Group, Inc. (A)	2,322	161,681
Extended Stay America, Inc.	3,902	83,074
Hilton Grand Vacations, Inc. (B)	2,227	77,032
Hilton Worldwide Holdings, Inc.	7,301	574,297
Hyatt Hotels Corp., Class A	979	76,587
International Game Technology PLC	2,946	74,475
Las Vegas Sands Corp.	6,367	457,787
Marriott International, Inc., Class A	4,132	528,235
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
McDonald's Corp.	5,230	$823,934
MGM Resorts International	13,133	411,982
Norwegian Cruise Line Holdings, Ltd. (B)	4,817	240,995
Planet Fitness, Inc., Class A (B)	412	19,578
Red Rock Resorts, Inc., Class A	1,827	64,566
Royal Caribbean Cruises, Ltd.	3,769	424,995
Scientific Games Corp. (B)	569	27,340
Six Flags Entertainment Corp. (A)	1,928	125,224
Starbucks Corp.	13,700	717,743
Texas Roadhouse, Inc.	1,364	85,714
The Wendy's Company	4,811	80,247
Vail Resorts, Inc.	922	255,274
Wyndham Destinations, Inc.	3,307	152,519
Wyndham Hotels & Resorts, Inc.	3,309	191,922
Wynn Resorts, Ltd.	2,089	348,403
Yum! Brands, Inc.	5,973	473,599
Household durables – 5.1%
D.R. Horton, Inc.	8,662	378,529
Leggett & Platt, Inc. (A)	3,459	150,709
Lennar Corp., A Shares	6,819	356,429
Lennar Corp., B Shares	357	15,422
Mohawk Industries, Inc. (B)	1,482	279,150
Newell Brands, Inc. (A)	10,996	287,985
NVR, Inc. (B)	106	292,500
PulteGroup, Inc.	7,374	210,085
Roku, Inc. (B)	197	8,948
Toll Brothers, Inc.	3,651	128,734
Whirlpool Corp.	2,152	282,127
Internet and direct marketing retail – 11.8%
Amazon.com, Inc. (B)	1,787	3,176,285
Booking Holdings, Inc. (B)	396	803,373
Expedia Group, Inc.	2,629	351,865
Netflix, Inc. (B)	2,120	715,394
Qurate Retail, Inc. (B)	11,737	249,881
TripAdvisor, Inc. (B)	2,421	140,394
Wayfair, Inc., Class A (A)(B)	518	56,369
Leisure products – 1.6%
Brunswick Corp.	2,377	152,841
Hasbro, Inc.	2,996	298,432
Mattel, Inc. (A)	7,815	124,024
Polaris Industries, Inc. (A)	1,788	188,491
Media – 16.4%
Cable One, Inc.	138	99,893
CBS Corp., Class B	9,168	482,879
Charter Communications, Inc., Class A (B)	1,730	526,923
Cinemark Holdings, Inc. (A)	3,342	120,045
Comcast Corp., Class A	46,612	1,667,777
Discovery, Inc., Series A (B)	5,228	138,960
Discovery, Inc., Series C (B)	4,709	115,606
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Media (continued)
DISH Network Corp., Class A (B)	4,912	$155,023
Liberty Media Corp.-Liberty Formula One, Series A (A)(B)	453	15,180
Liberty Media Corp.-Liberty Formula One, Series C (B)	4,763	167,896
Liberty Media Corp.-Liberty SiriusXM, Series A (B)	3,076	145,003
Lions Gate Entertainment Corp., Class A	1,235	29,455
Lions Gate Entertainment Corp., Class B	2,470	56,489
Live Nation Entertainment, Inc. (B)	3,737	184,159
News Corp., Class A	9,347	140,859
News Corp., Class B	2,898	44,339
Omnicom Group, Inc.	8,129	559,519
Sirius XM Holdings, Inc.	33,478	235,016
The Interpublic Group of Companies, Inc.	11,418	257,476
The Madison Square Garden Company, Class A (B)	518	161,709
The New York Times Company, Class A	2,186	54,213
The Walt Disney Company	12,597	1,430,515
Twenty-First Century Fox, Inc., Class A	8,249	371,205
Twenty-First Century Fox, Inc., Class B	3,791	168,396
Viacom, Inc., Class A (A)	227	7,809
Viacom, Inc., Class B	11,597	336,893
Multiline retail – 7.3%
Dollar General Corp.	8,211	805,910
Dollar Tree, Inc. (B)	7,123	650,187
Kohl's Corp.	5,989	442,407
Macy's, Inc.	11,751	466,867
Nordstrom, Inc. (A)	4,276	224,105
Ollie's Bargain Outlet Holdings, Inc. (B)	362	25,159
Target Corp.	9,577	772,672
Specialty retail – 19.7%
Advance Auto Parts, Inc.	1,823	257,462
American Eagle Outfitters, Inc.	1,644	41,396
AutoNation, Inc. (B)	2,202	106,863
AutoZone, Inc. (B)	528	372,520
Best Buy Company, Inc.	8,950	671,519
Burlington Stores, Inc. (B)	1,616	246,941
Camping World Holdings, Inc., Class A (A)	691	15,319
CarMax, Inc. (A)(B)	5,327	397,820
Five Below, Inc. (B)	571	55,478
Foot Locker, Inc.	4,180	204,026
L Brands, Inc.	4,512	142,895
Lowe's Companies, Inc.	8,809	875,086
O'Reilly Automotive, Inc. (B)	2,246	687,276
Penske Automotive Group, Inc.	1,025	53,505
Ross Stores, Inc.	7,118	622,327
The Gap, Inc.	8,018	241,903
The Home Depot, Inc.	9,595	1,895,204
The Michaels Companies, Inc. (A)(B)	2,170	44,290
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
The TJX Companies, Inc.	10,298	$1,001,583
Tiffany & Company	3,170	436,065
Tractor Supply Company	3,798	296,396
Ulta Beauty, Inc. (B)	1,536	375,383
Urban Outfitters, Inc. (B)	416	18,470
Williams-Sonoma, Inc. (A)	2,761	161,491
Textiles, apparel and luxury goods – 7.2%
Carter's, Inc.	1,427	149,592
Columbia Sportswear Company	673	58,538
Hanesbrands, Inc. (A)	11,924	265,428
Lululemon Athletica, Inc. (B)	2,153	258,252
Michael Kors Holdings, Ltd. (B)	4,848	323,507
NIKE, Inc., Class B	11,400	876,774
PVH Corp.	1,880	288,618
Ralph Lauren Corp.	1,663	224,472
Skechers U.S.A., Inc., Class A (B)	2,880	79,834
Tapestry, Inc.	7,032	331,348
Under Armour, Inc., Class A (A)(B)	2,734	54,598
Under Armour, Inc., Class C (A)(B)	2,754	51,610
VF Corp.	4,437	408,515

SECURITIES LENDING COLLATERAL – 5.8%		$2,715,244
(Cost $2,715,113)
John Hancock Collateral Trust, 2.0983% (C)(D)	271,386	2,715,244

SHORT-TERM INVESTMENTS – 0.2%		$91,390
(Cost $91,390)
Money market funds – 0.2%		91,390
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (C)	91,390	91,390
Total investments (Multifactor Consumer Discretionary ETF) (Cost $44,358,641) 105.9%		$49,521,247
Other assets and liabilities, net (5.9%)		(2,777,423)
Total net assets 100.0%		$46,743,824

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $2,674,756.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR CONSUMER STAPLES ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$26,898,772
(Cost $27,358,717)
Consumer staples – 96.9%		26,092,822
Beverages – 19.6%
Brown-Forman Corp., Class A	2,614	139,248
Brown-Forman Corp., Class B	7,721	410,912
Constellation Brands, Inc., Class A	2,590	544,496
Molson Coors Brewing Company, Class B	5,865	392,955
Monster Beverage Corp. (A)	5,386	323,268
National Beverage Corp. (A)(B)	331	34,924
PepsiCo, Inc.	14,762	1,697,630
The Coca-Cola Company	37,466	1,747,040
Food and staples retailing – 21.1%
Casey's General Stores, Inc. (B)	1,691	184,962
Costco Wholesale Corp.	5,783	1,264,800
Sysco Corp.	8,234	553,407
The Kroger Company	39,681	1,150,749
US Foods Holding Corp. (A)	9,064	306,454
Walgreens Boots Alliance, Inc.	8,808	595,597
Walmart, Inc.	18,097	1,614,795
Food products – 29.0%
Archer-Daniels-Midland Company	17,504	844,743
Bunge, Ltd.	4,433	306,453
Campbell Soup Company	6,675	273,008
Conagra Brands, Inc.	11,704	429,654
Flowers Foods, Inc.	6,505	132,702
General Mills, Inc.	21,204	976,656
Hormel Foods Corp. (B)	8,840	317,975
Ingredion, Inc.	2,820	285,666
Kellogg Company	8,959	636,358
Lamb Weston Holdings, Inc.	3,518	247,210
McCormick & Company, Inc. (B)	3,202	376,363
Mondelez International, Inc., Class A	15,531	673,735
Pilgrim's Pride Corp. (A)	2,760	49,183
Pinnacle Foods, Inc.	3,529	234,396
Post Holdings, Inc. (A)(B)	2,169	187,749
Seaboard Corp.	10	36,380
The Hain Celestial Group, Inc. (A)	3,130	89,017
The Hershey Company	4,466	438,606
The J.M. Smucker Company (B)	3,560	395,587
The Kraft Heinz Company	6,231	375,418
Tyson Foods, Inc., Class A	8,739	503,801
Household products – 14.4%
Church & Dwight Company, Inc.	8,881	496,448
Colgate-Palmolive Company	9,384	628,822
Kimberly-Clark Corp.	5,419	617,007
Spectrum Brands Holdings, Inc. (A)	878	76,711
The Clorox Company (B)	4,054	547,979
The Procter & Gamble Company	18,693	1,511,890
MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Personal products – 3.4%
Coty, Inc., Class A (B)	14,913	$199,983
Herbalife Nutrition, Ltd. (A)	3,560	183,803
Nu Skin Enterprises, Inc., Class A	977	71,174
The Estee Lauder Companies, Inc., Class A	3,333	449,755
Tobacco – 9.4%
Altria Group, Inc.	24,701	1,449,455
Philip Morris International, Inc.	12,606	1,087,898
Health care – 3.0%		805,950
Health care providers and services – 3.0%
CVS Health Corp.	12,426	805,950

SECURITIES LENDING COLLATERAL – 5.7%		$1,534,078
(Cost $1,534,049)
John Hancock Collateral Trust, 2.0983% (C)(D)	153,330	1,534,078

SHORT-TERM INVESTMENTS – 0.2%		$38,960
(Cost $38,960)
Money market funds – 0.2%		38,960
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (C)	38,960	38,960
Total investments (Multifactor Consumer Staples ETF) (Cost $28,931,726) 105.8%		$28,471,810
Other assets and liabilities, net (5.8%)		(1,556,817)
Total net assets 100.0%		$26,914,993

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $1,501,675.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.1%		$76,626,207
(Cost $73,869,684)
Australia - 6.6%		5,120,193
AGL Energy, Ltd.	1,270	20,761
Amcor, Ltd.	5,531	61,964
AMP, Ltd.	48,607	122,857
APA Group	6,109	43,825
Aristocrat Leisure, Ltd.	2,690	64,392
ASX, Ltd.	1,471	71,835
Aurizon Holdings, Ltd.	24,510	82,904
Australia & New Zealand Banking Group, Ltd.	10,663	232,257
BHP Billiton PLC	10,677	245,742
BHP Billiton, Ltd.	14,046	364,001
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
BlueScope Steel, Ltd.	5,996	$78,718
Boral, Ltd.	9,873	48,808
Brambles, Ltd.	12,105	88,909
Caltex Australia, Ltd.	2,607	63,103
Challenger, Ltd.	1,260	11,652
CIMIC Group, Ltd. (A)	1,086	39,018
Cochlear, Ltd.	623	94,184
Commonwealth Bank of Australia	6,168	342,934
Computershare, Ltd.	4,624	62,528
Crown Resorts, Ltd.	4,050	40,645
CSL, Ltd.	2,107	307,959
Dexus	4,239	31,765
Fortescue Metals Group, Ltd.	19,280	62,634
Goodman Group	7,571	54,200
Insurance Australia Group, Ltd.	11,658	69,679
LendLease Group	6,900	103,256
Macquarie Group, Ltd.	1,587	144,900
Medibank Pvt., Ltd.	30,352	70,173
Mirvac Group	16,185	27,433
National Australia Bank, Ltd.	9,410	198,179
Newcrest Mining, Ltd.	3,628	58,337
Oil Search, Ltd. (A)	15,276	101,978
Origin Energy, Ltd. (B)	8,734	63,435
Qantas Airways, Ltd.	19,630	98,065
QBE Insurance Group, Ltd.	11,534	86,601
Ramsay Health Care, Ltd.	1,133	47,369
REA Group, Ltd.	579	37,361
Santos, Ltd. (B)	18,979	90,015
Scentre Group	8,852	27,967
Sonic Healthcare, Ltd.	2,837	55,003
South32, Ltd.	25,091	66,590
Stockland	12,710	39,212
Suncorp Group, Ltd.	6,270	69,777
Sydney Airport	17,071	89,722
Tabcorp Holdings, Ltd.	9,249	32,110
Telstra Corp., Ltd.	58,764	124,066
The GPT Group	8,318	31,907
Transurban Group	4,263	37,079
Treasury Wine Estates, Ltd.	3,654	50,036
Vicinity Centres	12,685	25,084
Wesfarmers, Ltd.	2,875	105,710
Westpac Banking Corp.	13,478	295,176
Woodside Petroleum, Ltd. (A)	4,189	112,544
Woolworths Group, Ltd.	5,536	123,834
Austria - 0.2%		166,728
ANDRITZ AG	336	19,075
Erste Group Bank AG (B)	1,445	62,489
OMV AG	468	26,481
Raiffeisen Bank International AG	532	17,759
Telekom Austria AG (B)	372	3,238
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Austria (continued)
Verbund AG	214	$8,443
voestalpine AG	583	29,243
Belgium - 1.5%		1,132,041
Ackermans & van Haaren NV	438	79,947
Ageas	2,923	156,810
Anheuser-Busch InBev SA	2,700	273,550
bpost SA	822	12,955
Colruyt SA	994	59,454
KBC Group NV	1,906	146,652
Proximus SADP	1,781	43,615
Solvay SA	911	124,979
Telenet Group Holding NV (B)	204	9,829
UCB SA	1,066	91,625
Umicore SA	2,267	132,625
Chile - 0.1%		58,403
Antofagasta PLC	4,439	58,403
Denmark - 1.5%		1,153,944
A.P. Moller - Maersk A/S, Series A	22	29,628
A.P. Moller - Maersk A/S, Series B	20	28,779
Carlsberg A/S, Class B	519	62,617
Chr. Hansen Holding A/S	741	76,785
Coloplast A/S, B Shares	385	42,024
Danske Bank A/S	2,369	68,924
DSV A/S	2,151	180,532
Genmab A/S (B)	285	48,878
H Lundbeck A/S	727	52,670
Novo Nordisk A/S, B Shares	6,619	330,729
Novozymes A/S, B Shares	1,103	58,119
Orsted A/S (C)	508	31,355
Pandora A/S	543	38,632
Vestas Wind Systems A/S	1,615	104,272
Finland - 1.1%		852,173
Elisa OYJ	1,567	68,150
Fortum OYJ	2,003	50,341
Kesko OYJ, A Shares	63	3,487
Kesko OYJ, B Shares	239	13,440
Kone OYJ, Class B	1,683	92,139
Neste OYJ	642	53,048
Nokia OYJ	16,305	88,635
Nokian Renkaat OYJ	1,284	55,722
Orion OYJ, Class A	192	6,683
Orion OYJ, Class B	1,061	36,572
Sampo OYJ, A Shares	1,100	55,935
Stora Enso OYJ, R Shares	6,059	100,208
UPM-Kymmene OYJ	4,309	153,067
Wartsila OYJ ABP	3,455	74,746
France - 10.1%		7,788,797
Accor SA	428	22,074
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Aeroports de Paris	252	$56,435
Air Liquide SA	2,040	261,366
Airbus SE	1,946	241,353
AXA SA	8,608	217,551
BNP Paribas SA	4,058	264,325
Bouygues SA	5,396	237,454
Capgemini SE	1,236	158,791
Carrefour SA	7,975	143,327
Cie de Saint-Gobain	5,622	250,458
Cie Generale des Etablissements Michelin	2,458	316,646
CNP Assurances	1,040	24,337
Credit Agricole SA	5,578	78,416
Danone SA	2,074	163,097
Dassault Systemes SA	1,468	219,514
Electricite de France SA	10,013	149,961
Engie SA	9,138	147,709
Essilor International Cie Generale d'Optique SA	1,504	222,081
Hermes International	92	58,300
Kering	194	103,507
Legrand SA	3,161	232,416
L'Oreal SA	805	197,326
LVMH Moet Hennessy Louis Vuitton SE	1,181	412,960
Natixis SA	10,793	77,664
Orange SA	20,657	353,241
Pernod Ricard SA	349	56,332
Peugeot SA	12,193	351,097
Publicis Groupe SA	2,321	148,439
Renault SA	2,816	248,070
Safran SA	1,608	199,527
Sanofi	3,431	298,554
Schneider Electric SE	1,357	109,301
Societe Generale SA	3,564	158,921
Sodexo SA	1,092	120,972
Thales SA	1,185	155,913
TOTAL SA	8,934	583,917
Unibail-Rodamco-Westfield (Euronext Amsterdam)	466	103,514
Unibail-Rodamco-Westfield (Euronext Paris) (B)	68	15,105
Valeo SA	2,347	115,337
Vinci SA	2,446	246,127
Vivendi SA	10,293	267,362
Germany - 9.3%		7,220,745
adidas AG	760	168,199
Allianz SE	1,809	400,338
BASF SE	3,815	366,741
Bayer AG	3,238	360,904
Bayerische Motoren Werke AG	3,050	295,092
Beiersdorf AG	780	90,899
Commerzbank AG (B)	9,269	100,166
Continental AG	545	125,622
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Covestro AG (C)	1,435	$137,848
Daimler AG	7,094	490,965
Deutsche Bank AG	19,719	258,132
Deutsche Boerse AG	765	100,876
Deutsche Lufthansa AG	5,221	146,612
Deutsche Post AG	3,355	118,511
Deutsche Telekom AG (B)	15,250	252,482
Deutsche Wohnen SE	7,921	386,104
E.ON SE	31,493	355,366
Evonik Industries AG	2,737	101,357
Fresenius Medical Care AG & Company KGaA	2,041	199,500
Fresenius SE & Company KGaA	2,106	162,682
Hannover Rueck SE	664	88,568
HeidelbergCement AG	1,984	168,579
Henkel AG & Company KGaA	231	24,785
Infineon Technologies AG	10,386	275,368
Innogy SE (C)	107	4,757
Innogy SE (B)	2,633	113,510
Linde AG	337	83,238
MAN SE	264	29,638
Merck KGaA	269	27,660
Muenchener Rueckversicherungs-Gesellschaft AG	764	169,621
Puma SE	2	1,004
RWE AG	7,057	185,288
SAP SE	1,937	226,299
Siemens AG	2,293	323,990
Telefonica Deutschland Holding AG	7,767	34,052
thyssenkrupp AG	5,227	139,564
TUI AG	4,732	101,240
Volkswagen AG	274	47,480
Vonovia SE	10,128	490,720
Wirecard AG	277	51,776
Zalando SE (B)(C)	265	15,212
Hong Kong - 3.2%		2,510,744
AIA Group, Ltd.	39,002	340,460
BOC Hong Kong Holdings, Ltd.	18,295	88,594
Cathay Pacific Airways, Ltd.	13,289	20,525
Chow Tai Fook Jewellery Group, Ltd.	16,626	16,420
CK Asset Holdings, Ltd.	12,896	98,686
CK Hutchison Holdings, Ltd.	13,273	144,280
CK Infrastructure Holdings, Ltd.	1,929	14,319
CLP Holdings, Ltd.	9,071	103,632
Dairy Farm International Holdings, Ltd.	1,300	10,621
Galaxy Entertainment Group, Ltd.	9,641	77,463
Hang Lung Properties, Ltd.	24,522	51,562
Hang Seng Bank, Ltd.	2,189	59,585
Henderson Land Development Company, Ltd.	5,206	29,025
HK Electric Investments & HK Electric Investments, Ltd. (A)(C)	43,290	44,244
HKT Trust & HKT, Ltd.	53,337	71,232
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
Hong Kong & China Gas Company, Ltd.	17,986	$36,719
Hong Kong Exchanges & Clearing, Ltd.	5,608	165,514
Hongkong Land Holdings, Ltd.	2,500	18,175
Kingston Financial Group, Ltd.	30,124	7,447
Link REIT	9,026	89,488
MTR Corp., Ltd.	7,740	43,399
New World Development Company, Ltd.	96,060	136,859
NWS Holdings, Ltd.	23,001	41,563
Power Assets Holdings, Ltd.	12,573	89,004
Shangri-La Asia, Ltd.	10,000	16,363
Sino Land Company, Ltd.	47,571	81,718
Sun Hung Kai Properties, Ltd.	5,662	88,749
Swire Pacific, Ltd., Class A	5,365	58,182
Swire Pacific, Ltd., Class B	8,128	14,605
Swire Properties, Ltd.	14,001	55,132
Techtronic Industries Company, Ltd.	15,433	85,945
The Bank of East Asia, Ltd.	20,463	81,360
The Wharf Holdings, Ltd.	8,992	29,736
Wharf Real Estate Investment Company, Ltd.	8,992	65,488
Wheelock & Company, Ltd.	14,075	99,727
Yue Yuen Industrial Holdings, Ltd.	12,988	34,923
Ireland - 0.9%		673,066
AIB Group PLC	1,098	6,295
Bank of Ireland Group PLC	4,377	37,616
CRH PLC	3,775	129,328
DCC PLC	676	62,515
James Hardie Industries PLC	1,780	28,450
Kerry Group PLC, Class A	721	76,515
Kingspan Group PLC	1,217	56,559
Paddy Power Betfair PLC	527	57,500
Shire PLC	1,962	111,980
Smurfit Kappa Group PLC	2,590	106,308
Israel - 0.3%		230,558
Azrieli Group, Ltd.	65	3,110
Bank Hapoalim BM	4,517	31,917
Bank Leumi Le-Israel BM	10,109	63,310
Bezeq The Israeli Telecommunication Corp., Ltd.	9,864	10,446
Check Point Software Technologies, Ltd. (B)	154	17,351
Elbit Systems, Ltd.	61	7,308
Israel Chemicals, Ltd.	1,527	7,297
Nice, Ltd. (B)	86	9,374
Taro Pharmaceutical Industries, Ltd. (B)	16	1,796
Teva Pharmaceutical Industries, Ltd.	3,301	78,649
Italy - 2.1%		1,619,858
Assicurazioni Generali SpA	3,587	63,794
Atlantia SpA	1,523	45,209
Banca Mediolanum SpA	1,783	12,820
Banco BPM SpA (A)(B)	12,503	39,791
Davide Campari-Milano SpA	4,438	37,439
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Enel SpA	26,018	$145,210
Eni SpA	11,614	223,729
Ferrari NV	618	82,288
FinecoBank Banca Fineco SpA	1,944	22,860
Intesa Sanpaolo SpA	43,370	133,663
Leonardo SpA	4,213	50,527
Luxottica Group SpA	521	35,296
Mediobanca SpA	8,833	91,817
Moncler SpA	1,377	60,773
Parmalat SpA	1,610	5,576
Pirelli & C SpA (B)(C)	806	7,047
Poste Italiane SpA (C)	3,998	37,264
PRADA SpA	5,398	25,693
Prysmian SpA	2,465	63,308
Recordati SpA	1,139	42,619
Snam SpA	11,417	49,092
Telecom Italia SpA (B)	160,654	123,950
Terna Rete Elettrica Nazionale SpA	14,718	82,488
UniCredit SpA	6,323	112,187
UnipolSai Assicurazioni SpA	11,149	25,418
Japan - 25.2%		19,488,921
ABC-Mart, Inc.	200	10,809
Acom Company, Ltd.	2,500	9,938
Aeon Company, Ltd.	7,600	153,881
AEON Financial Service Company, Ltd.	800	16,459
AGC, Inc.	1,800	75,094
Aisin Seiki Company, Ltd.	1,800	83,455
Ajinomoto Company, Inc.	1,000	17,648
Alps Electric Company, Ltd.	2,100	60,314
ANA Holdings, Inc.	4,100	150,170
Aozora Bank, Ltd.	1,100	41,026
Asahi Group Holdings, Ltd.	1,500	72,655
Asahi Kasei Corp.	16,000	213,043
Astellas Pharma, Inc.	4,600	74,687
Bandai Namco Holdings, Inc.	2,300	91,741
Bridgestone Corp.	5,300	208,042
Brother Industries, Ltd.	2,400	48,733
Calbee, Inc.	1,300	42,969
Canon, Inc.	3,000	96,936
Casio Computer Company, Ltd.	1,000	16,303
Central Japan Railway Company	1,000	207,656
Chubu Electric Power Company, Inc.	5,700	87,608
Chugai Pharmaceutical Company, Ltd.	400	20,261
Coca-Cola Bottlers Japan Holdings, Inc.	1,100	39,552
Concordia Financial Group, Ltd.	12,500	67,000
Dai Nippon Printing Company, Ltd.	3,500	76,197
Daicel Corp.	2,100	23,037
Daifuku Company, Ltd.	800	34,912
Dai-ichi Life Holdings, Inc.	5,300	99,523
Daiichi Sankyo Company, Ltd.	1,500	61,935
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Daikin Industries, Ltd.	900	$107,093
Daito Trust Construction Company, Ltd.	300	50,022
Daiwa House Industry Company, Ltd.	2,000	72,682
Daiwa Securities Group, Inc.	9,800	56,976
Denso Corp.	1,600	78,671
Dentsu, Inc.	400	16,759
Disco Corp.	200	33,893
Don Quijote Holdings Company, Ltd.	1,500	69,948
East Japan Railway Company	2,900	270,466
Eisai Company, Ltd.	500	42,800
Electric Power Development Company, Ltd.	2,200	59,451
FamilyMart UNY Holdings Company, Ltd.	600	55,744
FANUC Corp.	300	58,746
Fast Retailing Company, Ltd.	200	87,100
Fuji Electric Company, Ltd.	2,000	14,686
FUJIFILM Holdings Corp.	2,100	86,315
Fujitsu, Ltd.	8,000	54,343
Hamamatsu Photonics KK	800	33,804
Hankyu Hanshin Holdings, Inc.	4,200	166,777
Hikari Tsushin, Inc.	100	16,750
Hino Motors, Ltd.	5,600	62,884
Hirose Electric Company, Ltd.	105	12,747
Hisamitsu Pharmaceutical Company, Inc.	200	14,579
Hitachi Chemical Company, Ltd.	1,900	37,477
Hitachi Construction Machinery Company, Ltd.	1,300	41,460
Hitachi High-Technologies Corp.	200	8,147
Hitachi Metals, Ltd.	3,200	34,533
Hitachi, Ltd.	40,000	278,220
Honda Motor Company, Ltd.	8,000	239,771
Hoshizaki Corp.	400	40,236
Hoya Corp.	2,100	125,692
Hulic Company, Ltd.	2,200	21,501
Idemitsu Kosan Company, Ltd.	2,200	98,857
Iida Group Holdings Company, Ltd.	1,800	35,199
Inpex Corp.	4,800	52,764
Isetan Mitsukoshi Holdings, Ltd.	4,600	55,353
Isuzu Motors, Ltd.	4,300	57,947
ITOCHU Corp.	7,400	130,892
Japan Airlines Company, Ltd.	2,500	92,081
Japan Exchange Group, Inc.	5,800	102,850
Japan Post Bank Company, Ltd.	1,500	17,969
Japan Post Holdings Company, Ltd.	1,700	18,710
Japan Post Insurance Company, Ltd.	100	2,120
Japan Real Estate Investment Corp.	6	31,356
Japan Retail Fund Investment Corp.	11	20,037
Japan Tobacco, Inc.	4,500	127,676
JFE Holdings, Inc.	2,600	52,620
JGC Corp.	2,000	38,646
JSR Corp.	1,200	22,952
JTEKT Corp.	5,700	82,083
JXTG Holdings, Inc.	24,000	175,701
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Kajima Corp.	18,000	$140,057
Kansai Paint Company, Ltd.	1,400	32,092
Kao Corp.	2,500	181,727
Kawasaki Heavy Industries, Ltd.	3,200	93,479
KDDI Corp.	8,500	236,381
Keikyu Corp.	2,400	39,214
Keio Corp.	899	44,010
Keisei Electric Railway Company, Ltd.	700	23,231
Keyence Corp.	100	52,626
Kikkoman Corp.	700	33,080
Kintetsu Group Holdings Company, Ltd.	2,300	91,227
Kirin Holdings Company, Ltd.	4,500	114,852
Koito Manufacturing Company, Ltd.	800	51,242
Komatsu, Ltd.	2,500	73,187
Konami Holdings Corp.	900	42,210
Konica Minolta, Inc.	8,800	78,692
Kose Corp.	200	38,217
Kubota Corp.	2,700	45,092
Kuraray Company, Ltd.	8,800	123,816
Kyocera Corp.	1,600	92,735
Kyowa Hakko Kirin Company, Ltd.	500	9,456
Kyushu Electric Power Company, Inc.	9,800	115,037
Kyushu Railway Company	400	12,257
Lawson, Inc. (A)	700	41,960
LINE Corp. (B)	100	4,359
Lion Corp.	2,400	43,330
LIXIL Group Corp.	4,700	95,982
M3, Inc.	1,300	49,299
Makita Corp.	400	17,902
Marubeni Corp.	8,300	63,084
Mazda Motor Corp.	9,500	117,965
Mebuki Financial Group, Inc.	7,400	26,311
MEIJI Holdings Company, Ltd.	500	39,217
MINEBEA MITSUMI, Inc.	4,000	71,288
MISUMI Group, Inc.	2,400	60,933
Mitsubishi Chemical Holdings Corp.	17,900	155,861
Mitsubishi Corp.	6,600	183,779
Mitsubishi Electric Corp.	3,900	52,661
Mitsubishi Estate Company, Ltd.	2,300	39,861
Mitsubishi Gas Chemical Company, Inc.	2,000	44,488
Mitsubishi Heavy Industries, Ltd.	1,700	63,587
Mitsubishi Materials Corp.	1,600	45,310
Mitsubishi Motors Corp.	1,900	14,427
Mitsubishi Tanabe Pharma Corp.	400	7,475
Mitsubishi UFJ Financial Group, Inc.	50,000	307,933
Mitsubishi UFJ Lease & Finance Company, Ltd.	10,500	63,409
Mitsui & Company, Ltd.	8,300	138,543
Mitsui Chemicals, Inc.	4,300	115,240
Mitsui Fudosan Company, Ltd.	3,100	73,831
Mizuho Financial Group, Inc.	86,000	149,505
MS&AD Insurance Group Holdings, Inc.	2,000	60,961
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Murata Manufacturing Company, Ltd.	600	$104,520
NEC Corp.	4,300	119,082
Nexon Company, Ltd. (B)	1,000	14,338
NGK Insulators, Ltd.	2,700	47,179
NGK Spark Plug Company, Ltd.	1,600	45,882
NH Foods, Ltd.	500	19,832
Nidec Corp.	700	101,179
Nikon Corp.	4,500	75,657
Nintendo Company, Ltd.	200	65,678
Nippon Building Fund, Inc.	4	22,226
Nippon Express Company, Ltd.	1,400	91,299
Nippon Paint Holdings Company, Ltd.	400	17,366
Nippon Steel & Sumitomo Metal Corp.	3,800	75,481
Nippon Telegraph & Telephone Corp.	11,500	530,927
Nissan Chemical Corp.	1,200	53,547
Nissan Motor Company, Ltd.	21,400	201,784
Nisshin Seifun Group, Inc.	1,600	31,231
Nissin Foods Holdings Company, Ltd.	300	20,663
Nitori Holdings Company, Ltd.	300	45,198
Nitto Denko Corp.	400	28,880
Nomura Holdings, Inc.	13,900	65,626
Nomura Real Estate Master Fund, Inc.	18	25,471
Nomura Research Institute, Ltd.	700	33,518
NSK, Ltd.	9,500	103,113
NTT Data Corp.	4,200	47,763
NTT DOCOMO, Inc.	6,300	161,693
Obayashi Corp.	15,500	161,314
Obic Company, Ltd.	300	25,674
Odakyu Electric Railway Company, Ltd.	2,900	61,244
Oji Holdings Corp.	10,000	59,139
Olympus Corp.	1,700	68,720
Omron Corp.	900	40,522
Ono Pharmaceutical Company, Ltd.	900	21,181
Oracle Corp. Japan	400	33,518
Oriental Land Company, Ltd.	900	97,525
ORIX Corp.	11,100	179,480
Osaka Gas Company, Ltd.	6,400	122,637
Otsuka Corp.	1,200	46,739
Otsuka Holdings Company, Ltd.	700	32,205
Panasonic Corp.	11,800	151,585
PeptiDream, Inc. (B)	100	3,882
Persol Holdings Company, Ltd.	900	19,569
Pola Orbis Holdings, Inc.	700	27,077
Rakuten, Inc.	2,900	20,386
Recruit Holdings Company, Ltd.	3,900	106,436
Renesas Electronics Corp. (B)	1,800	16,016
Resona Holdings, Inc.	10,800	61,352
Ricoh Company, Ltd.	8,400	81,644
Rinnai Corp.	100	8,630
Rohm Company, Ltd.	400	33,947
Ryohin Keikaku Company, Ltd.	200	64,052
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Santen Pharmaceutical Company, Ltd.	2,300	$38,320
Secom Company, Ltd.	400	30,481
Seibu Holdings, Inc.	2,000	33,661
Seiko Epson Corp.	1,500	26,974
Sekisui Chemical Company, Ltd.	8,400	149,930
Sekisui House, Ltd. (A)	2,800	47,563
Seven & i Holdings Company, Ltd.	4,000	162,766
Seven Bank, Ltd.	6,700	20,230
Sharp Corp.	300	6,928
Shimadzu Corp.	1,500	42,612
Shimano, Inc.	100	14,338
Shimizu Corp.	9,600	100,168
Shin-Etsu Chemical Company, Ltd.	700	70,475
Shinsei Bank, Ltd.	2,900	45,570
Shionogi & Company, Ltd.	700	37,995
Shiseido Company, Ltd.	1,000	73,343
Showa Denko KK	600	28,515
SMC Corp.	100	33,482
SoftBank Group Corp.	3,600	297,802
Sohgo Security Services Company, Ltd.	200	9,130
Sompo Holdings, Inc.	1,500	60,756
Sony Corp.	4,000	208,254
Sony Financial Holdings, Inc.	2,100	40,222
Stanley Electric Company, Ltd.	1,600	55,959
Start Today Company, Ltd.	2,100	84,139
Subaru Corp.	2,800	81,394
Sumco Corp.	1,400	29,803
Sumitomo Chemical Company, Ltd.	35,000	200,420
Sumitomo Corp.	5,700	93,438
Sumitomo Dainippon Pharma Company, Ltd.	1,500	28,984
Sumitomo Electric Industries, Ltd.	3,400	52,060
Sumitomo Metal Mining Company, Ltd.	1,300	46,628
Sumitomo Mitsui Financial Group, Inc.	5,700	226,340
Sumitomo Mitsui Trust Holdings, Inc.	1,200	47,554
Sumitomo Realty & Development Company, Ltd.	1,000	36,520
Sundrug Company, Ltd.	600	23,959
Suntory Beverage & Food, Ltd.	400	16,991
Suruga Bank, Ltd.	900	8,048
Suzuki Motor Corp.	1,900	111,193
Sysmex Corp.	700	66,098
T&D Holdings, Inc.	5,200	77,345
Taisei Corp.	1,800	99,857
Taisho Pharmaceutical Holdings Company, Ltd.	400	45,131
Taiyo Nippon Sanso Corp.	2,600	39,718
Takeda Pharmaceutical Company, Ltd. (A)	2,000	83,527
TDK Corp.	600	63,945
Terumo Corp.	800	43,809
The Chiba Bank, Ltd.	9,600	68,265
The Chugoku Electric Power Company, Inc.	4,800	63,034
The Kansai Electric Power Company, Inc.	5,600	79,443
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
The Shizuoka Bank, Ltd.	8,200	$75,598
THK Company, Ltd.	200	5,405
Tobu Railway Company, Ltd.	4,700	138,137
Toho Company, Ltd.	800	23,798
Tohoku Electric Power Company, Inc.	12,300	155,920
Tokio Marine Holdings, Inc.	3,300	156,274
Tokyo Century Corp.	400	21,797
Tokyo Electric Power Company Holdings, Inc. (B)	25,800	123,077
Tokyo Electron, Ltd.	400	68,447
Tokyo Gas Company, Ltd.	2,600	63,258
Tokyu Corp.	7,500	128,774
Toppan Printing Company, Ltd.	7,000	53,716
Toray Industries, Inc.	7,800	60,336
Toshiba Corp. (B)	11,000	33,706
Tosoh Corp.	4,800	78,042
TOTO, Ltd.	1,600	74,468
Toyota Industries Corp.	700	39,334
Toyota Motor Corp.	9,900	646,056
Toyota Tsusho Corp.	1,000	33,991
Trend Micro, Inc.	1,600	94,193
Tsuruha Holdings, Inc.	300	36,823
Unicharm Corp.	2,100	63,728
United Urban Investment Corp.	9	13,941
USS Company, Ltd.	2,600	49,148
West Japan Railway Company	1,400	97,552
Yahoo Japan Corp. (A)	9,100	34,550
Yakult Honsha Company, Ltd.	100	7,182
Yamada Denki Company, Ltd.	6,800	33,654
Yamaha Corp.	700	32,642
Yamaha Motor Company, Ltd.	3,400	89,328
Yamato Holdings Company, Ltd.	1,800	51,987
Yamazaki Baking Company, Ltd.	1,000	24,790
Yaskawa Electric Corp.	1,600	52,457
Jersey, Channel Islands - 0.1%		49,906
Randgold Resources, Ltd.	671	49,906
Luxembourg - 0.4%		278,556
ArcelorMittal	3,144	101,218
Millicom International Cellular SA	2,005	128,471
RTL Group SA	433	32,298
Tenaris SA	906	16,569
Macau - 0.1%		120,003
MGM China Holdings, Ltd. (A)	8,874	19,089
Sands China, Ltd.	10,269	52,869
Wynn Macau, Ltd.	16,321	48,045
Mexico - 0.0%		26,181
Fresnillo PLC	1,921	26,181
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Netherlands - 4.0%		$3,082,496
ABN AMRO Group NV (C)	2,081	57,707
Akzo Nobel NV	5,758	532,909
Altice Europe NV (B)	1,171	3,908
Altice Europe NV, Class B (B)	397	1,317
ASML Holding NV	981	210,625
Heineken Holding NV (A)	332	32,106
Heineken NV (A)	805	81,511
ING Groep NV	14,473	221,871
Koninklijke Ahold Delhaize NV	8,052	204,959
Koninklijke DSM NV	1,976	210,717
Koninklijke Philips NV	4,582	201,258
NN Group NV	3,170	140,277
Royal Dutch Shell PLC, A Shares	15,220	522,081
Royal Dutch Shell PLC, B Shares	13,080	458,368
Wolters Kluwer NV	3,363	202,882
New Zealand - 0.1%		77,640
a2 Milk Company, Ltd. (B)	900	6,409
Auckland International Airport, Ltd.	3,103	14,101
Fisher & Paykel Healthcare Corp., Ltd.	1,198	12,071
Meridian Energy, Ltd.	6,180	13,211
Ryman Healthcare, Ltd.	967	8,012
Spark New Zealand, Ltd.	9,047	23,836
Norway - 0.7%		531,807
Aker BP ASA	1,008	36,077
DNB ASA	4,004	80,868
Equinor ASA	8,126	216,034
Gjensidige Forsikring ASA	689	11,070
Marine Harvest ASA	1,174	25,700
Norsk Hydro ASA	4,267	24,354
Orkla ASA	1,334	11,298
Schibsted ASA, B Shares	497	16,165
Schibsted ASA, Class A	736	25,475
Telenor ASA	3,055	59,808
Yara International ASA	565	24,958
Portugal - 0.1%		100,651
EDP - Energias de Portugal SA	11,168	45,591
Galp Energia SGPS SA	1,699	34,967
Jeronimo Martins SGPS SA	1,349	20,093
Singapore - 0.9%		702,731
Ascendas Real Estate Investment Trust	9,500	19,191
CapitaLand Mall Trust	10,500	16,661
CapitaLand, Ltd.	15,900	37,726
City Developments, Ltd.	5,000	36,766
DBS Group Holdings, Ltd.	3,558	69,916
Genting Singapore, Ltd.	17,700	16,643
Great Eastern Holdings, Ltd.	100	2,030
Jardine Cycle & Carriage, Ltd.	300	7,409
Keppel Corp., Ltd.	7,000	35,327
Oversea-Chinese Banking Corp., Ltd.	13,600	115,590
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Singapore (continued)
Sembcorp Industries, Ltd.	4,700	$9,253
Singapore Airlines, Ltd.	3,700	26,799
Singapore Exchange, Ltd.	7,600	41,537
Singapore Technologies Engineering, Ltd.	7,700	19,345
Singapore Telecommunications, Ltd.	39,700	93,614
United Overseas Bank, Ltd.	6,524	129,493
Venture Corp., Ltd.	1,400	17,154
Wilmar International, Ltd.	3,600	8,277
South Africa - 0.4%		288,944
Investec PLC	6,655	48,170
Old Mutual, Ltd. (B)	105,187	240,774
Spain - 2.9%		2,254,647
Aena SME SA (C)	322	58,548
Amadeus IT Group SA	2,227	190,216
Banco Bilbao Vizcaya Argentaria SA	21,733	159,845
Banco de Sabadell SA	45,290	75,698
Banco Santander SA (A)	64,461	363,499
Bankia SA	11,559	45,591
CaixaBank SA	28,101	130,105
EDP Renovaveis SA	1,970	20,353
Endesa SA	2,630	60,868
Ferrovial SA	4,033	83,429
Grifols SA	5,062	147,181
Iberdrola SA	26,481	206,044
Iberdrola SA, Interim Shares (B)	727	5,656
Industria de Diseno Textil SA	5,218	171,254
Naturgy Energy Group SA	3,718	100,839
Repsol SA	12,680	251,845
Telefonica SA	20,411	183,676
Sweden - 2.9%		2,214,449
Alfa Laval AB	4,506	123,951
Assa Abloy AB, B Shares	2,002	39,725
Atlas Copco AB, A Shares	2,725	78,092
Atlas Copco AB, B Shares	1,582	41,492
Boliden AB	4,989	148,764
Electrolux AB, Series B	1,223	28,729
Epiroc AB, A Shares (B)	2,734	32,759
Epiroc AB, B Shares (B)	1,546	16,395
Essity AB, Class B	1,734	43,397
Fastighets AB Balder, B Shares (B)	568	16,536
Hennes & Mauritz AB, B Shares (A)	4,039	62,884
Hexagon AB, B Shares	422	25,753
Husqvarna AB, B Shares	4,542	35,968
ICA Gruppen AB (A)	1,267	42,062
Lundin Petroleum AB	1,167	38,530
Nordea Bank AB	11,498	122,379
Sandvik AB	5,010	91,715
Securitas AB, B Shares	3,105	55,940
Skandinaviska Enskilda Banken AB, Series A	5,162	55,271
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Skandinaviska Enskilda Banken AB, Series C	69	$762
Skanska AB, B Shares	1,793	33,793
SKF AB, B Shares	8,796	180,994
Svenska Cellulosa AB SCA, B Shares	9,623	99,729
Svenska Handelsbanken AB, A Shares	6,389	79,003
Svenska Handelsbanken AB, B Shares	235	2,963
Swedbank AB, A Shares	4,195	99,402
Swedish Match AB	1,059	57,948
Tele2 AB, B Shares	7,804	104,849
Telefonaktiebolaget LM Ericsson, B Shares	12,234	95,905
Telia Company AB	19,227	92,562
Trelleborg AB, B Shares	2,401	50,006
Volvo AB, A Shares	2,009	35,349
Volvo AB, B Shares	10,308	180,842
Switzerland - 8.2%		6,328,774
ABB, Ltd.	10,597	243,089
Cie Financiere Richemont SA	2,570	225,848
Coca-Cola HBC AG (B)	3,038	108,953
Credit Suisse Group AG (B)	27,207	438,885
Ferguson PLC	2,647	208,679
Geberit AG	185	82,540
Givaudan SA	95	222,914
Glencore PLC (B)	40,186	176,328
Kuehne + Nagel International AG	553	88,452
LafargeHolcim, Ltd. (B)	5,364	274,377
Lonza Group AG (B)	638	196,749
Nestle SA	9,953	811,320
Novartis AG	8,216	690,808
Partners Group Holding AG	148	112,495
Roche Holding AG	2,350	576,937
Roche Holding AG, Bearer Shares	194	48,128
Schindler Holding AG	226	51,181
Schindler Holding AG, Participation Certificates	462	107,707
SGS SA	46	120,158
Sika AG	1,125	160,114
STMicroelectronics NV	5,420	117,987
Swiss Re AG	4,344	398,332
Swisscom AG	536	251,920
The Swatch Group AG	484	39,918
The Swatch Group AG, Bearer Shares	322	144,705
UBS Group AG (B)	12,138	200,032
Zurich Insurance Group AG	748	230,218
United Arab Emirates - 0.0%		20,366
NMC Health PLC	409	20,366
United Kingdom - 16.2%		12,511,723
3i Group PLC	16,776	208,528
Admiral Group PLC	1,978	51,400
Anglo American PLC (A)	13,714	311,719
Ashtead Group PLC	5,730	175,957
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Associated British Foods PLC	1,369	$44,087
AstraZeneca PLC	4,553	350,281
Aviva PLC	42,614	279,495
BAE Systems PLC	33,849	290,030
Barclays PLC	64,275	163,533
Barratt Developments PLC	10,787	75,560
BP PLC	114,268	859,328
British American Tobacco PLC	5,914	325,901
BT Group PLC	23,885	73,158
Bunzl PLC	3,786	112,486
Burberry Group PLC	5,287	146,125
Centrica PLC	70,588	137,733
CNH Industrial NV	11,802	138,573
Coca-Cola European Partners PLC	1,791	73,931
Compass Group PLC	7,731	166,264
Croda International PLC	678	45,713
Diageo PLC	10,538	387,327
Direct Line Insurance Group PLC	10,559	47,633
easyJet PLC	654	13,889
Experian PLC	13,871	340,980
Fiat Chrysler Automobiles NV (B)	5,620	95,992
GlaxoSmithKline PLC	18,226	378,128
Hargreaves Lansdown PLC	2,979	81,124
HSBC Holdings PLC	71,213	682,387
Imperial Brands PLC	4,437	170,067
Informa PLC	3,032	31,396
InterContinental Hotels Group PLC	1,130	69,771
International Consolidated Airlines Group SA	18,554	172,501
Intertek Group PLC	1,709	131,817
ITV PLC	45,750	98,931
J Sainsbury PLC	8,097	34,731
Johnson Matthey PLC	3,316	163,551
Just Eat PLC (B)	1,197	12,451
Kingfisher PLC	33,689	131,116
Land Securities Group PLC	3,673	45,425
Legal & General Group PLC	67,052	231,059
Lloyds Banking Group PLC	237,146	194,049
London Stock Exchange Group PLC	3,257	187,856
Mondi PLC	6,052	166,475
National Grid PLC	16,158	172,381
Next PLC	1,860	144,830
Pearson PLC	3,869	46,925
Persimmon PLC	3,014	98,129
Prudential PLC	4,923	116,562
Quilter PLC (B)(C)	35,062	71,151
Reckitt Benckiser Group PLC	2,825	251,876
RELX NV (A)	4,659	101,366
RELX PLC	5,174	112,834
Rentokil Initial PLC	11,935	53,120
Rio Tinto PLC	5,721	314,927
Rio Tinto, Ltd.	2,101	126,825
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Rolls-Royce Holdings PLC (B)	25,815	$335,581
Royal Mail PLC	4,563	28,066
RSA Insurance Group PLC	7,913	66,867
Schroders PLC	1,386	56,597
Schroders PLC, Non-Voting Shares	542	16,886
Segro PLC	1,868	16,295
Sky PLC	4,866	97,245
Smith & Nephew PLC	9,600	166,288
Smiths Group PLC	4,260	90,191
SSE PLC	9,326	152,917
St. James's Place PLC	5,499	86,957
Standard Chartered PLC	11,025	99,499
Standard Life Aberdeen PLC	27,983	114,635
Taylor Wimpey PLC	34,371	78,878
Tesco PLC	114,889	392,287
The British Land Company PLC	4,415	38,235
The Royal Bank of Scotland Group PLC (B)	12,628	42,306
The Sage Group PLC	12,282	100,210
Unilever NV (A)	3,555	204,815
Unilever PLC	5,195	296,773
Vodafone Group PLC	115,783	282,494
Whitbread PLC	2,218	113,905
Wm Morrison Supermarkets PLC	22,908	78,520
WPP PLC	2,935	45,892
United States - 0.0%		21,162
Altice USA, Inc., Class A	1	11
Carnival PLC	362	21,012
OneMarket, Ltd. (B)	212	139

PREFERRED SECURITIES - 0.6%		$445,251
(Cost $445,157)
Germany - 0.6%		445,251
Bayerische Motoren Werke AG	841	69,668
Henkel AG & Company KGaA	315	39,529
Porsche Automobil Holding SE	1,285	87,054
RWE AG	505	10,695
Volkswagen AG	1,338	238,305

SECURITIES LENDING COLLATERAL - 2.0%		$1,531,815
(Cost $1,531,774)
John Hancock Collateral Trust, 2.0983% (D)(E)	153,103	1,531,815

SHORT-TERM INVESTMENTS - 0.1%		$77,964
(Cost $77,964)
Money market funds - 0.1%		77,964
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (D)	77,964	77,964
Total investments (Multifactor Developed International ETF) (Cost $75,924,579) - 101.8%		$78,681,237
Other assets and liabilities, net - (1.8%)		(1,359,028)
Total net assets - 100.0%		$77,322,209

12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $1,463,107.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 7-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-18:
Financials	19.0%
Industrials	16.1%
Consumer discretionary	13.6%
Materials	10.7%
Consumer staples	8.7%
Health care	8.3%
Energy	5.4%
Information technology	5.0%
Telecommunication services	4.9%
Utilities	4.6%
Real estate	3.4%
Short-term investments and other	0.3%
TOTAL	100.0%
MULTIFACTOR ENERGY ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$38,225,693
(Cost $33,868,033)
Energy – 97.8%		37,420,893
Energy equipment and services – 12.2%
Baker Hughes, a GE Company	5,982	206,858
Core Laboratories NV (A)	2,336	261,907
Halliburton Company	27,768	1,177,919
Helmerich & Payne, Inc.	5,623	344,971
National Oilwell Varco, Inc.	19,301	938,415
Patterson-UTI Energy, Inc.	5,030	86,516
RPC, Inc.	3,475	51,430
Schlumberger, Ltd.	12,874	869,252
TechnipFMC PLC	22,333	726,939
Oil, gas and consumable fuels – 85.6%
Anadarko Petroleum Corp.	13,731	1,004,423
Andeavor	12,345	1,852,491
Antero Resources Corp. (A)(B)	16,994	349,057
Apache Corp.	19,856	913,376
Cabot Oil & Gas Corp.	15,274	358,939
Centennial Resource Development, Inc., Class A (A)(B)	5,692	102,228
Cheniere Energy Partners LP Holdings LLC	1,315	40,397
Cheniere Energy, Inc. (B)	8,441	536,004
Chevron Corp.	16,991	2,145,454
MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cimarex Energy Company	4,181	$412,247
Concho Resources, Inc. (B)	9,327	1,360,349
ConocoPhillips	13,500	974,295
Continental Resources, Inc. (B)	4,796	306,321
Devon Energy Corp.	21,916	986,439
Diamondback Energy, Inc.	5,739	757,261
Energen Corp. (B)	6,140	455,465
EOG Resources, Inc.	9,855	1,270,704
EQT Corp.	15,531	771,580
Exxon Mobil Corp.	25,107	2,046,472
Hess Corp.	14,233	934,112
HollyFrontier Corp.	16,825	1,254,809
Kinder Morgan, Inc.	72,461	1,288,357
Marathon Oil Corp.	58,907	1,244,116
Marathon Petroleum Corp.	14,995	1,212,046
Murphy Oil Corp.	13,193	438,799
Newfield Exploration Company (B)	8,765	251,731
Noble Energy, Inc.	33,593	1,212,371
Occidental Petroleum Corp.	22,368	1,877,346
Parsley Energy, Inc., Class A (B)	8,960	281,613
Phillips 66	7,092	874,727
Pioneer Natural Resources Company	6,741	1,275,869
Tallgrass Energy LP	2,114	49,320
Targa Resources Corp.	10,756	549,309
The Williams Companies, Inc.	38,687	1,150,938
Valero Energy Corp.	15,168	1,795,133
WPX Energy, Inc. (B)	22,514	422,588
Information technology – 0.6%		218,509
Semiconductors and semiconductor equipment – 0.6%
First Solar, Inc. (B)	4,174	218,509
Utilities – 1.5%		586,291
Electric utilities – 1.5%
OGE Energy Corp.	16,178	586,291

SECURITIES LENDING COLLATERAL – 1.8%		$667,471
(Cost $667,414)
John Hancock Collateral Trust, 2.0983% (C)(D)	66,713	667,471

SHORT-TERM INVESTMENTS – 0.2%		$87,720
(Cost $87,720)
Money market funds – 0.2%		87,720
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (C)	87,720	87,720
Total investments (Multifactor Energy ETF) (Cost $34,623,167) 101.9%		$38,980,884
Other assets and liabilities, net (1.9%)		(729,887)
Total net assets 100.0%		$38,250,997

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR ENERGY ETF (continued)

Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $655,138.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR FINANCIALS ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$70,161,274
(Cost $60,366,470)
Consumer discretionary – 0.5%		358,305
Media – 0.5%
GCI Liberty, Inc., Class A (A)	2,074	99,780
Liberty Broadband Corp., Series A (A)	543	43,082
Liberty Broadband Corp., Series C (A)	2,711	215,443
Financials – 90.7%		63,711,345
Banks – 34.5%
Bank of America Corp.	88,999	2,748,289
Bank OZK	3,046	124,581
BankUnited, Inc.	3,452	134,145
BB&T Corp.	12,642	642,340
BOK Financial Corp.	721	70,175
Chemical Financial Corp.	1,557	88,438
CIT Group, Inc.	5,373	284,393
Citigroup, Inc.	31,100	2,235,779
Citizens Financial Group, Inc.	17,849	710,033
Comerica, Inc.	5,175	501,665
Commerce Bancshares, Inc.	3,798	253,706
Cullen/Frost Bankers, Inc.	1,893	209,158
East West Bancorp, Inc.	4,799	310,687
Fifth Third Bancorp	30,417	900,039
First Citizens BancShares, Inc., Class A	296	120,419
First Hawaiian, Inc.	1,339	37,840
First Horizon National Corp.	8,109	145,070
First Republic Bank	4,305	425,592
FNB Corp.	4,453	57,132
Hancock Whitney Corp.	2,596	130,449
Home BancShares, Inc.	2,903	67,321
Huntington Bancshares, Inc.	34,972	539,968
IBERIABANK Corp.	1,567	130,218
Investors Bancorp, Inc.	8,168	102,263
JPMorgan Chase & Co.	24,737	2,843,518
KeyCorp	34,425	718,450
M&T Bank Corp.	3,936	682,306
PacWest Bancorp	3,596	180,591
People's United Financial, Inc.	10,806	196,993
Pinnacle Financial Partners, Inc.	923	57,688
Popular, Inc.	3,074	152,563
Prosperity Bancshares, Inc.	2,456	172,288
Regions Financial Corp.	46,713	869,329
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Signature Bank	1,704	$186,946
SunTrust Banks, Inc.	9,996	720,412
SVB Financial Group (A)	1,657	510,157
Synovus Financial Corp.	3,817	188,636
Texas Capital Bancshares, Inc. (A)	1,358	123,306
The PNC Financial Services Group, Inc.	5,014	726,178
U.S. Bancorp	18,658	989,061
UMB Financial Corp.	709	50,970
Umpqua Holdings Corp.	6,773	144,265
United Bankshares, Inc.	1,193	44,081
Valley National Bancorp	6,154	71,694
Webster Financial Corp.	3,017	194,687
Wells Fargo & Company	47,968	2,748,087
Western Alliance Bancorp (A)	3,695	209,580
Wintrust Financial Corp.	1,555	136,420
Zions Bancorporation	6,782	350,629
Capital markets – 21.3%
Affiliated Managers Group, Inc.	1,745	279,217
Ameriprise Financial, Inc.	4,962	722,815
BGC Partners, Inc., Class A	6,251	67,136
BlackRock, Inc.	1,133	569,627
Cboe Global Markets, Inc.	2,565	249,138
CME Group, Inc.	4,125	656,370
E*TRADE Financial Corp. (A)	8,930	534,103
Eaton Vance Corp.	4,350	231,116
Evercore, Inc., Class A	1,023	115,599
FactSet Research Systems, Inc.	1,526	307,275
Franklin Resources, Inc.	10,705	367,396
Interactive Brokers Group, Inc., Class A	1,687	100,984
Intercontinental Exchange, Inc.	8,337	616,188
Invesco, Ltd.	14,795	399,317
Janus Henderson Group PLC	4,826	157,086
Lazard, Ltd., Class A	3,488	189,398
LPL Financial Holdings, Inc.	2,240	148,490
MarketAxess Holdings, Inc.	1,198	232,136
Moody's Corp.	2,486	425,404
Morgan Stanley	16,995	859,267
Morningstar, Inc.	749	98,868
MSCI, Inc.	3,273	543,940
Nasdaq, Inc.	3,415	312,131
Northern Trust Corp.	7,166	782,671
Raymond James Financial, Inc.	4,303	394,112
S&P Global, Inc.	4,285	858,885
SEI Investments Company	4,950	296,703
State Street Corp.	5,201	459,300
Stifel Financial Corp.	1,650	90,965
T. Rowe Price Group, Inc.	7,524	895,958
TD Ameritrade Holding Corp.	5,122	292,722
The Bank of New York Mellon Corp.	18,044	964,813
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
The Charles Schwab Corp.	12,900	$658,674
The Goldman Sachs Group, Inc.	4,514	1,071,759
Virtu Financial, Inc., Class A	657	13,239
Consumer finance – 6.7%
Ally Financial, Inc.	23,984	641,812
American Express Company	8,242	820,244
Capital One Financial Corp.	11,821	1,114,957
Credit Acceptance Corp. (A)(B)	234	89,762
Discover Financial Services	12,527	894,553
OneMain Holdings, Inc. (A)	3,357	111,620
Santander Consumer USA Holdings, Inc.	6,798	130,794
SLM Corp. (A)	11,322	127,825
Synchrony Financial	27,059	783,087
Diversified financial services – 4.7%
Berkshire Hathaway, Inc., Class B (A)	13,760	2,722,691
Jefferies Financial Group, Inc.	9,459	229,381
Voya Financial, Inc.	6,359	321,257
Insurance – 22.7%
Aflac, Inc.	14,829	690,142
Alleghany Corp.	488	307,084
American Financial Group, Inc.	2,547	287,021
American International Group, Inc.	10,228	564,688
Aon PLC	4,183	600,470
Arch Capital Group, Ltd. (A)	10,025	306,364
Arthur J. Gallagher & Company	5,038	359,461
Assurant, Inc.	2,613	288,214
Assured Guaranty, Ltd.	6,328	246,286
Athene Holding, Ltd., Class A (A)	2,175	99,767
Axis Capital Holdings, Ltd.	3,252	183,933
Brighthouse Financial, Inc. (A)	2,385	103,581
Brown & Brown, Inc.	8,592	251,402
Chubb, Ltd.	4,021	561,812
Cincinnati Financial Corp.	4,206	318,100
CNA Financial Corp.	1,088	50,897
Enstar Group, Ltd. (A)	328	70,914
Erie Indemnity Company, Class A	918	114,052
Everest Re Group, Ltd.	1,428	311,804
Fidelity National Financial, Inc.	9,119	369,320
First American Financial Corp.	3,639	203,784
Lincoln National Corp.	7,490	510,069
Loews Corp.	9,176	465,957
Markel Corp. (A)	308	360,360
Marsh & McLennan Companies, Inc.	8,188	682,552
MetLife, Inc.	11,556	528,571
Old Republic International Corp.	9,732	207,389
Primerica, Inc.	1,275	146,370
Principal Financial Group, Inc.	9,083	527,541
Prudential Financial, Inc.	7,121	718,580
Reinsurance Group of America, Inc.	2,574	364,221
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
RenaissanceRe Holdings, Ltd.	1,371	$180,766
The Allstate Corp.	6,680	635,402
The Hanover Insurance Group, Inc.	1,478	185,371
The Hartford Financial Services Group, Inc.	14,545	766,522
The Progressive Corp.	9,208	552,572
The Travelers Companies, Inc.	6,682	869,595
Torchmark Corp.	3,531	310,975
Unum Group	9,380	372,667
W.R. Berkley Corp.	3,614	273,977
Willis Towers Watson PLC	3,115	496,593
XL Group, Ltd.	8,664	487,177
Thrifts and mortgage finance – 0.8%
Essent Group, Ltd. (A)	2,390	91,776
LendingTree, Inc. (A)(B)	175	41,790
MGIC Investment Corp. (A)	13,853	172,885
New York Community Bancorp, Inc.	14,090	151,749
Radian Group, Inc.	5,794	110,955
TFS Financial Corp.	1,350	20,547
Industrials – 1.3%		893,804
Professional services – 1.3%
Equifax, Inc.	3,900	489,450
IHS Markit, Ltd. (A)	7,625	404,354
Information technology – 7.4%		5,197,820
Internet software and services – 0.2%
Zillow Group, Inc., Class A (A)(B)	840	47,351
Zillow Group, Inc., Class C (A)(B)	1,836	102,265
IT services – 7.2%
Black Knight, Inc. (A)	3,140	162,181
Mastercard, Inc., Class A	9,997	1,979,406
The Western Union Company	14,600	294,336
Visa, Inc., Class A	19,104	2,612,281

SECURITIES LENDING COLLATERAL – 0.3%		$252,666
(Cost $252,649)
John Hancock Collateral Trust, 2.0983% (C)(D)	25,254	252,666

SHORT-TERM INVESTMENTS – 0.2%		$121,355
(Cost $121,355)
Money market funds – 0.2%		121,355
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (C)	121,355	121,355
Total investments (Multifactor Financials ETF) (Cost $60,740,474) 100.4%		$70,535,295
Other assets and liabilities, net (0.4%)		(311,927)
Total net assets 100.0%		$70,223,368

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR FINANCIALS ETF (continued)

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $250,514.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$57,139,621
(Cost $51,228,939)
Health care – 100.0%		57,139,621
Biotechnology – 19.6%
AbbVie, Inc.	17,256	1,591,521
Agios Pharmaceuticals, Inc. (A)	838	72,412
Alexion Pharmaceuticals, Inc. (A)	6,812	905,724
Alkermes PLC (A)	3,341	146,503
Alnylam Pharmaceuticals, Inc. (A)	1,891	179,645
Amgen, Inc.	10,890	2,140,430
Biogen, Inc. (A)	3,168	1,059,284
BioMarin Pharmaceutical, Inc. (A)	3,548	356,787
Bluebird Bio, Inc. (A)	1,067	165,278
Celgene Corp. (A)	8,420	758,558
Dyax Corp. (A)(B)	702	2,773
Exact Sciences Corp. (A)	2,102	122,862
Exelixis, Inc. (A)	9,156	189,529
FibroGen, Inc. (A)	1,382	87,204
Gilead Sciences, Inc.	19,632	1,527,959
Incyte Corp. (A)	2,039	135,675
Ionis Pharmaceuticals, Inc. (A)	2,238	97,756
Neurocrine Biosciences, Inc. (A)	1,604	161,186
Regeneron Pharmaceuticals, Inc. (A)	775	285,208
Sage Therapeutics, Inc. (A)	748	107,951
Sarepta Therapeutics, Inc. (A)	1,206	140,185
Seattle Genetics, Inc. (A)	2,063	145,235
United Therapeutics Corp. (A)	2,156	264,994
Vertex Pharmaceuticals, Inc. (A)	3,043	532,677
Health care equipment and supplies – 23.6%
Abbott Laboratories	17,651	1,156,847
ABIOMED, Inc. (A)	905	320,850
Align Technology, Inc. (A)	1,915	682,985
Baxter International, Inc.	8,132	589,163
Becton, Dickinson and Company	2,803	701,787
Boston Scientific Corp. (A)	22,170	745,134
Cantel Medical Corp.	1,035	95,955
DENTSPLY SIRONA, Inc.	7,568	364,096
DexCom, Inc. (A)	1,530	145,549
Edwards Lifesciences Corp. (A)	6,027	858,546
Globus Medical, Inc., Class A (A)	1,998	102,857
Hill-Rom Holdings, Inc.	3,226	303,889
Hologic, Inc. (A)	13,441	576,753
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
ICU Medical, Inc. (A)	368	$105,542
IDEXX Laboratories, Inc. (A)	2,485	608,651
Insulet Corp. (A)	962	80,000
Integra LifeSciences Holdings Corp. (A)	1,821	113,503
Intuitive Surgical, Inc. (A)	1,338	679,958
LivaNova PLC (A)	1,207	132,927
Masimo Corp. (A)	1,067	106,081
Medtronic PLC	14,935	1,347,585
ResMed, Inc.	4,304	455,277
STERIS PLC	2,761	316,052
Stryker Corp.	3,725	608,106
Teleflex, Inc.	1,477	402,793
The Cooper Companies, Inc.	1,682	438,161
Varian Medical Systems, Inc. (A)	3,145	363,090
West Pharmaceutical Services, Inc.	2,232	244,739
Zimmer Biomet Holdings, Inc.	6,555	822,784
Health care providers and services – 27.3%
Aetna, Inc.	4,065	765,805
AmerisourceBergen Corp.	6,300	515,529
Anthem, Inc.	3,540	895,620
Cardinal Health, Inc.	17,076	852,946
Centene Corp. (A)	6,728	876,860
Chemed Corp.	451	142,530
Cigna Corp.	4,538	814,208
DaVita, Inc. (A)	8,302	583,465
Encompass Health Corp.	4,577	346,159
Envision Healthcare Corp. (A)	4,900	216,874
Express Scripts Holding Company (A)	15,333	1,218,360
HCA Healthcare, Inc.	4,060	504,374
Henry Schein, Inc. (A)	5,564	441,837
Humana, Inc.	3,420	1,074,496
Laboratory Corp. of America Holdings (A)	4,599	806,389
McKesson Corp.	4,680	587,808
MEDNAX, Inc. (A)	3,607	154,344
Molina Healthcare, Inc. (A)	1,257	130,841
Quest Diagnostics, Inc.	6,667	718,169
UnitedHealth Group, Inc.	11,772	2,980,906
Universal Health Services, Inc., Class B	4,397	536,874
WellCare Health Plans, Inc. (A)	1,748	467,450
Life sciences tools and services – 6.3%
Bio-Rad Laboratories, Inc., Class A (A)	717	219,868
Bio-Techne Corp.	1,136	182,487
Bruker Corp.	3,741	121,208
Charles River Laboratories International, Inc. (A)	1,902	236,419
Illumina, Inc. (A)	1,816	589,038
IQVIA Holdings, Inc. (A)	4,792	584,336
PRA Health Sciences, Inc. (A)	1,515	159,287
Syneos Health, Inc. (A)	2,315	114,072
Thermo Fisher Scientific, Inc.	4,104	962,511
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Waters Corp. (A)	2,298	$453,326
Pharmaceuticals – 23.2%
Allergan PLC	3,809	701,199
Bristol-Myers Squibb Company	15,935	936,181
Catalent, Inc. (A)	4,534	189,068
Eli Lilly & Company	9,926	980,788
Jazz Pharmaceuticals PLC (A)	2,411	417,296
Johnson & Johnson	24,624	3,263,172
Merck & Company, Inc.	28,314	1,865,043
Mylan NV (A)	18,199	679,003
Nektar Therapeutics (A)	2,632	138,443
Perrigo Company PLC	4,063	327,153
Pfizer, Inc.	75,227	3,003,814
Zoetis, Inc.	8,523	737,069

SHORT-TERM INVESTMENTS – 0.1%		$78,645
(Cost $78,645)
Money market funds – 0.1%		78,645
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (C)	78,645	78,645
Total investments (Multifactor Healthcare ETF) (Cost $51,307,584) 100.1%		$57,218,266
Other assets and liabilities, net (0.1%)		(61,929)
Total net assets 100.0%		$57,156,337

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
MULTIFACTOR INDUSTRIALS ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$26,922,294
(Cost $23,427,702)
Consumer discretionary – 0.0%		5,539
Specialty retail – 0.0%
Floor & Decor Holdings, Inc., Class A (A)(B)	116	5,539
Energy – 0.2%		43,460
Energy equipment and services – 0.2%
Apergy Corp. (A)	1,060	43,460
Health care – 2.7%		740,777
Health care equipment and supplies – 0.8%
Danaher Corp.	2,280	233,882
Life sciences tools and services – 1.9%
Agilent Technologies, Inc.	3,102	204,856
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Mettler-Toledo International, Inc. (A)	320	$189,603
PerkinElmer, Inc. (B)	1,420	112,436
Industrials – 72.4%		19,490,266
Aerospace and defense – 13.3%
BWX Technologies, Inc.	935	61,486
Curtiss-Wright Corp.	472	62,790
General Dynamics Corp.	1,019	203,555
HEICO Corp. (B)	377	28,715
HEICO Corp., Class A	723	46,747
Hexcel Corp.	1,135	78,326
Huntington Ingalls Industries, Inc.	586	136,567
L3 Technologies, Inc.	911	195,355
Lockheed Martin Corp.	824	268,706
Northrop Grumman Corp.	737	221,461
Raytheon Company	1,299	257,241
Rockwell Collins, Inc.	1,832	254,630
Spirit AeroSystems Holdings, Inc., Class A	1,696	158,152
Teledyne Technologies, Inc. (A)	394	86,451
Textron, Inc.	3,438	234,712
The Boeing Company	1,865	664,500
TransDigm Group, Inc.	478	179,508
United Technologies Corp.	3,223	437,490
Air freight and logistics – 4.0%
C.H. Robinson Worldwide, Inc.	1,737	160,204
Expeditors International of Washington, Inc.	2,127	162,014
FedEx Corp.	1,289	316,926
United Parcel Service, Inc., Class B	2,618	313,872
XPO Logistics, Inc. (A)	1,293	128,938
Airlines – 5.4%
Alaska Air Group, Inc.	1,992	125,157
American Airlines Group, Inc.	5,393	213,239
Copa Holdings SA, Class A	361	35,140
Delta Air Lines, Inc.	6,096	331,744
JetBlue Airways Corp. (A)	4,462	80,316
Southwest Airlines Company	4,501	261,778
United Continental Holdings, Inc. (A)	4,947	397,739
Building products – 3.0%
Allegion PLC	1,028	83,823
AO Smith Corp.	1,554	92,510
Fortune Brands Home & Security, Inc.	1,734	100,572
Johnson Controls International PLC	4,960	186,050
Lennox International, Inc.	450	97,686
Masco Corp.	2,743	110,625
Owens Corning	1,468	91,339
USG Corp. (A)	1,116	48,234
Commercial services and supplies – 4.2%
ADT, Inc. (B)	493	4,442
Cimpress NV (A)(B)	91	13,292
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
Cintas Corp.	1,048	$214,295
Copart, Inc. (A)	2,753	157,995
KAR Auction Services, Inc.	1,759	104,573
Republic Services, Inc.	3,190	231,211
Rollins, Inc.	1,095	60,159
Stericycle, Inc. (A)	841	58,752
The Brink's Company	197	15,730
Waste Management, Inc.	2,891	260,190
Construction and engineering – 1.5%
AECOM (A)	1,713	57,488
EMCOR Group, Inc.	683	52,557
Fluor Corp.	1,943	99,579
Jacobs Engineering Group, Inc.	1,452	98,199
MasTec, Inc. (A)	322	14,989
Quanta Services, Inc. (A)	2,206	75,158
Electrical equipment – 4.9%
Acuity Brands, Inc.	434	60,339
AMETEK, Inc.	2,563	199,401
Eaton Corp. PLC	2,812	233,874
Emerson Electric Company	3,941	284,855
Hubbell, Inc.	591	72,841
nVent Electric PLC (A)	2,072	56,773
Rockwell Automation, Inc.	1,545	289,780
Sensata Technologies Holding PLC (A)	2,098	114,068
Industrial conglomerates – 6.4%
3M Company	2,225	472,412
Carlisle Companies, Inc.	899	110,433
General Electric Company	29,453	401,444
Honeywell International, Inc.	2,742	437,760
Roper Technologies, Inc.	996	300,692
Machinery – 16.3%
AGCO Corp.	1,061	66,864
Allison Transmission Holdings, Inc.	1,838	86,386
Caterpillar, Inc.	2,443	351,303
Colfax Corp. (A)	881	28,456
Crane Company	462	41,843
Cummins, Inc.	1,496	213,644
Deere & Company	2,090	302,611
Donaldson Company, Inc.	1,762	84,047
Dover Corp.	2,120	175,918
Flowserve Corp. (B)	1,772	78,553
Fortive Corp.	3,017	247,635
Gardner Denver Holdings, Inc. (A)	357	10,214
Gates Industrial Corp. PLC (A)(B)	181	2,818
Graco, Inc.	2,233	103,031
IDEX Corp.	891	136,840
Illinois Tool Works, Inc.	1,734	248,534
Ingersoll-Rand PLC	3,256	320,749
ITT, Inc.	1,177	66,701
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	779	$73,179
Nordson Corp.	618	82,880
Oshkosh Corp.	853	64,188
PACCAR, Inc.	4,683	307,767
Parker-Hannifin Corp.	1,521	257,125
Pentair PLC	2,071	92,470
Snap-on, Inc.	700	118,713
Stanley Black & Decker, Inc.	1,708	255,295
The Middleby Corp. (A)	573	58,721
The Toro Company	1,159	69,760
Trinity Industries, Inc.	1,308	49,835
WABCO Holdings, Inc. (A)	669	84,080
Wabtec Corp.	1,056	116,498
Woodward, Inc.	584	48,595
Xylem, Inc.	2,021	154,728
Marine – 0.1%
Kirby Corp. (A)	438	36,551
Professional services – 2.9%
ASGN, Inc. (A)	182	16,435
CoStar Group, Inc. (A)	281	116,854
ManpowerGroup, Inc.	999	93,167
Nielsen Holdings PLC	3,779	89,033
Robert Half International, Inc.	1,534	116,216
The Dun & Bradstreet Corp.	438	55,140
TransUnion	1,410	102,084
Verisk Analytics, Inc. (A)	1,812	200,443
Road and rail – 7.1%
AMERCO	98	36,954
CSX Corp.	5,553	392,486
Genesee & Wyoming, Inc., Class A (A)	667	57,362
J.B. Hunt Transport Services, Inc.	1,165	139,684
Kansas City Southern	1,362	158,360
Landstar System, Inc.	369	41,014
Norfolk Southern Corp.	2,027	342,563
Old Dominion Freight Line, Inc.	802	117,734
Ryder System, Inc.	1,021	79,944
Schneider National, Inc., Class B	491	12,835
Union Pacific Corp.	3,576	536,007
Trading companies and distributors – 3.3%
Air Lease Corp.	1,274	56,005
Fastenal Company	3,375	192,139
HD Supply Holdings, Inc. (A)	2,143	94,249
MSC Industrial Direct Company, Inc., Class A	619	52,386
United Rentals, Inc. (A)	1,287	191,506
W.W. Grainger, Inc.	701	242,939
Watsco, Inc.	305	52,616
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology – 18.4%		$4,958,295
Electronic equipment, instruments and components – 5.7%
Amphenol Corp., Class A	3,361	314,287
Arrow Electronics, Inc. (A)	1,307	99,123
Avnet, Inc.	1,828	80,158
Cognex Corp.	1,325	69,934
Coherent, Inc. (A)	202	31,928
Flex, Ltd. (A)	8,473	118,283
FLIR Systems, Inc.	1,625	95,225
IPG Photonics Corp. (A)	367	60,203
Jabil, Inc.	2,897	81,608
Keysight Technologies, Inc. (A)	1,868	108,344
Littelfuse, Inc.	194	42,063
National Instruments Corp.	1,096	48,016
TE Connectivity, Ltd.	2,364	221,199
Trimble, Inc. (A)	2,486	87,756
Zebra Technologies Corp., Class A (A)	553	76,275
IT services – 12.3%
Accenture PLC, Class A	2,392	381,117
Alliance Data Systems Corp.	689	154,942
Automatic Data Processing, Inc.	2,224	300,218
Booz Allen Hamilton Holding Corp.	1,794	84,802
Broadridge Financial Solutions, Inc.	1,553	175,458
Conduent, Inc. (A)	711	12,770
CoreLogic, Inc. (A)	909	44,268
Euronet Worldwide, Inc. (A)	491	45,143
Fidelity National Information Services, Inc.	2,250	232,043
First Data Corp., Class A (A)	3,301	76,781
Fiserv, Inc. (A)	2,846	214,816
FleetCor Technologies, Inc. (A)	895	194,215
Genpact, Ltd.	2,050	62,279
Global Payments, Inc.	1,533	172,570
Jack Henry & Associates, Inc.	1,041	140,223
MAXIMUS, Inc.	775	50,228
Paychex, Inc.	3,460	238,809
PayPal Holdings, Inc. (A)	3,662	300,797
Total System Services, Inc.	2,015	184,453
WEX, Inc. (A)	344	65,298
Worldpay, Inc., Class A (A)	2,384	195,941
Semiconductors and semiconductor equipment – 0.1%
Universal Display Corp. (B)	242	23,305
Technology hardware, storage and peripherals – 0.3%
Xerox Corp.	2,827	73,417
Materials – 6.0%		1,616,677
Chemicals – 0.8%
The Sherwin-Williams Company	482	212,432
Construction materials – 1.3%
Eagle Materials, Inc.	501	49,774
Martin Marietta Materials, Inc.	721	143,782
Vulcan Materials Company	1,475	165,200
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging – 3.8%
AptarGroup, Inc.	844	$86,451
Ardagh Group SA	101	1,603
Ball Corp.	3,627	141,344
Bemis Company, Inc.	1,446	66,386
Berry Global Group, Inc. (A)	1,639	80,065
Crown Holdings, Inc. (A)	1,518	68,720
Graphic Packaging Holding Company	4,726	68,669
Owens-Illinois, Inc. (A)	689	12,871
Packaging Corp. of America	1,345	151,851
Sealed Air Corp.	2,095	92,327
Sonoco Products Company	1,525	85,126
WestRock Company	2,710	157,126
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	1,224	32,950
Utilities – 0.2%		67,280
Multi-utilities – 0.2%
MDU Resources Group, Inc.	2,320	67,280

SECURITIES LENDING COLLATERAL – 0.8%		$225,157
(Cost $225,145)
John Hancock Collateral Trust, 2.0983% (C)(D)	22,504	225,157

SHORT-TERM INVESTMENTS – 0.3%		$68,276
(Cost $68,276)
Money market funds – 0.3%		68,276
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (C)	68,276	68,276
Total investments (Multifactor Industrials ETF) (Cost $23,721,123) 101.0%		$27,215,727
Other assets and liabilities, net (1.0%)		(277,653)
Total net assets 100.0%		$26,938,074

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $224,612.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$464,161,882
(Cost $393,155,736)
Consumer discretionary – 13.3%		61,610,559
Auto components – 0.7%
Adient PLC (A)	2,402	114,407
Aptiv PLC	10,223	1,002,570
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Auto components (continued)
Autoliv, Inc. (A)	3,304	$338,528
BorgWarner, Inc.	7,807	359,278
Gentex Corp.	8,422	195,390
Lear Corp.	3,212	578,578
The Goodyear Tire & Rubber Company	10,554	255,512
Veoneer, Inc. (A)(B)	3,316	173,427
Automobiles – 0.5%
Ford Motor Company	66,823	670,903
General Motors Company	21,094	799,674
Harley-Davidson, Inc.	8,338	357,617
Tesla, Inc. (A)(B)	1,166	347,631
Thor Industries, Inc.	1,098	104,145
Distributors – 0.2%
Genuine Parts Company	5,802	564,593
LKQ Corp. (B)	9,153	306,809
Pool Corp.	294	45,056
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (B)	379	40,549
H&R Block, Inc.	990	24,908
Service Corp. International	6,400	251,840
ServiceMaster Global Holdings, Inc. (B)	4,073	232,120
Hotels, restaurants and leisure – 1.9%
Aramark	8,919	358,633
Caesars Entertainment Corp. (A)(B)	804	9,085
Carnival Corp.	8,323	493,055
Chipotle Mexican Grill, Inc. (B)	875	379,453
Darden Restaurants, Inc.	4,390	469,467
Domino's Pizza, Inc.	1,091	286,562
Hilton Worldwide Holdings, Inc.	5,654	444,744
Hyatt Hotels Corp., Class A	956	74,788
Las Vegas Sands Corp.	6,871	494,025
Marriott International, Inc., Class A	5,287	675,890
McDonald's Corp.	8,708	1,371,858
MGM Resorts International	16,540	518,860
Norwegian Cruise Line Holdings, Ltd. (B)	4,068	203,522
Royal Caribbean Cruises, Ltd.	4,510	508,548
Six Flags Entertainment Corp. (A)	1,132	73,523
Starbucks Corp.	16,808	880,571
Vail Resorts, Inc.	1,002	277,424
Wyndham Destinations, Inc.	4,776	220,269
Wyndham Hotels & Resorts, Inc.	4,773	276,834
Wynn Resorts, Ltd.	2,188	364,915
Yum! Brands, Inc.	7,466	591,979
Household durables – 0.8%
D.R. Horton, Inc.	12,167	531,698
Garmin, Ltd.	4,204	262,540
Leggett & Platt, Inc.	4,666	203,298
Lennar Corp., A Shares	6,571	343,466
Lennar Corp., B Shares	369	15,941
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Mohawk Industries, Inc. (B)	2,349	$442,458
Newell Brands, Inc. (A)	13,012	340,784
NVR, Inc. (B)	168	463,584
PulteGroup, Inc.	9,026	257,151
Toll Brothers, Inc.	4,913	173,232
Whirlpool Corp.	3,524	461,996
Internet and direct marketing retail – 2.3%
Amazon.com, Inc. (B)	3,983	7,079,544
Booking Holdings, Inc. (B)	521	1,056,963
Expedia Group, Inc.	4,006	536,163
Netflix, Inc. (B)	3,599	1,214,483
Qurate Retail, Inc. (B)	18,412	391,991
TripAdvisor, Inc. (A)(B)	2,821	163,590
Wayfair, Inc., Class A (A)(B)	296	32,211
Leisure products – 0.2%
Brunswick Corp.	1,210	77,803
Hasbro, Inc.	5,110	509,007
Mattel, Inc. (A)	11,342	179,998
Polaris Industries, Inc. (A)	2,028	213,792
Media – 2.3%
Altice USA, Inc., Class A	1,395	23,896
CBS Corp., Class B	11,711	616,818
Charter Communications, Inc., Class A (B)	2,866	872,926
Comcast Corp., Class A	70,220	2,512,472
Discovery, Inc., Series A (B)	9,787	260,138
Discovery, Inc., Series C (B)	3,164	77,676
DISH Network Corp., Class A (B)	6,609	208,580
Liberty Broadband Corp., Series A (B)	388	30,784
Liberty Broadband Corp., Series C (B)	2,714	215,682
Liberty Media Corp.-Liberty Formula One, Series A (A)(B)	338	11,326
Liberty Media Corp.-Liberty Formula One, Series C (B)	3,919	138,145
Liberty Media Corp.-Liberty SiriusXM, Series A (B)	4,518	212,979
Lions Gate Entertainment Corp., Class A	745	17,768
Lions Gate Entertainment Corp., Class B	2,325	53,173
Live Nation Entertainment, Inc. (B)	4,089	201,506
News Corp., Class A	11,254	169,598
News Corp., Class B	2,718	41,585
Omnicom Group, Inc. (A)	11,612	799,254
Sirius XM Holdings, Inc. (A)	49,669	348,676
The Interpublic Group of Companies, Inc.	16,966	382,583
The Madison Square Garden Company, Class A (B)	137	42,769
The Walt Disney Company	17,863	2,028,522
Twenty-First Century Fox, Inc., Class A	13,789	620,505
Twenty-First Century Fox, Inc., Class B	7,890	350,474
Viacom, Inc., Class A	181	6,226
Viacom, Inc., Class B	13,806	401,064
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Multiline retail – 0.9%
Dollar General Corp.	10,118	$993,082
Dollar Tree, Inc. (B)	8,579	783,091
Kohl's Corp.	8,983	663,574
Macy's, Inc.	15,797	627,615
Nordstrom, Inc. (A)	6,369	333,799
Target Corp.	12,507	1,009,065
Specialty retail – 2.5%
Advance Auto Parts, Inc.	2,408	340,082
AutoZone, Inc. (B)	666	469,883
Best Buy Company, Inc.	11,483	861,569
Burlington Stores, Inc. (B)	1,509	230,590
CarMax, Inc. (A)(B)	6,882	513,948
L Brands, Inc.	5,638	178,555
Lowe's Companies, Inc.	14,219	1,412,515
O'Reilly Automotive, Inc. (B)	2,621	802,026
Ross Stores, Inc.	11,829	1,034,209
The Gap, Inc.	10,570	318,897
The Home Depot, Inc.	14,841	2,931,394
The TJX Companies, Inc.	11,659	1,133,954
Tiffany & Company	4,186	575,826
Tractor Supply Company	4,621	360,623
Ulta Beauty, Inc. (B)	1,908	466,296
Textiles, apparel and luxury goods – 0.9%
Carter's, Inc.	426	44,658
Hanesbrands, Inc. (A)	11,297	251,471
Lululemon Athletica, Inc. (B)	2,800	335,860
Michael Kors Holdings, Ltd. (B)	5,527	368,817
NIKE, Inc., Class B	17,084	1,313,930
PVH Corp.	2,346	360,158
Ralph Lauren Corp.	2,345	316,528
Skechers U.S.A., Inc., Class A (B)	858	23,784
Tapestry, Inc.	8,500	400,520
Under Armour, Inc., Class A (A)(B)	3,464	69,176
Under Armour, Inc., Class C (A)(B)	3,457	64,784
VF Corp.	7,450	685,922
Consumer staples – 6.0%		27,947,483
Beverages – 1.3%
Brown-Forman Corp., Class A	1,632	86,937
Brown-Forman Corp., Class B	9,120	485,366
Constellation Brands, Inc., Class A	3,361	706,583
Molson Coors Brewing Company, Class B	6,430	430,810
Monster Beverage Corp. (B)	7,736	464,315
PepsiCo, Inc.	17,550	2,018,250
The Coca-Cola Company	45,193	2,107,350
Food and staples retailing – 1.3%
Costco Wholesale Corp.	5,772	1,262,394
Sysco Corp.	11,488	772,108
The Kroger Company	30,752	891,808
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food and staples retailing (continued)
US Foods Holding Corp. (B)	4,320	$146,059
Walgreens Boots Alliance, Inc.	10,811	731,040
Walmart, Inc.	23,770	2,120,997
Food products – 1.6%
Archer-Daniels-Midland Company	13,625	657,543
Bunge, Ltd.	5,541	383,049
Campbell Soup Company	7,171	293,294
Conagra Brands, Inc.	14,598	535,893
General Mills, Inc.	13,128	604,676
Hormel Foods Corp. (A)	8,321	299,306
Ingredion, Inc.	2,915	295,290
Kellogg Company	5,575	395,992
Lamb Weston Holdings, Inc.	4,871	342,285
McCormick & Company, Inc. (A)	4,589	539,391
Mondelez International, Inc., Class A	20,893	906,338
Pilgrim's Pride Corp. (B)	2,258	40,238
Pinnacle Foods, Inc.	3,035	201,585
Post Holdings, Inc. (B)	1,766	152,865
The Hershey Company	5,960	585,332
The J.M. Smucker Company (A)	3,611	401,254
The Kraft Heinz Company	5,455	328,664
Tyson Foods, Inc., Class A	7,283	419,865
Household products – 1.0%
Church & Dwight Company, Inc.	6,169	344,847
Colgate-Palmolive Company	9,872	661,523
Kimberly-Clark Corp.	5,266	599,587
Spectrum Brands Holdings, Inc. (B)	758	66,226
The Clorox Company (A)	4,907	663,279
The Procter & Gamble Company	29,209	2,362,424
Personal products – 0.2%
Coty, Inc., Class A (A)	6,045	81,063
Herbalife Nutrition, Ltd. (B)	3,610	186,384
The Estee Lauder Companies, Inc., Class A	4,889	659,722
Tobacco – 0.6%
Altria Group, Inc.	24,014	1,409,142
Philip Morris International, Inc.	15,138	1,306,409
Energy – 5.7%		26,475,428
Energy equipment and services – 0.6%
Apergy Corp. (B)	3,928	161,048
Baker Hughes, a GE Company	5,526	191,089
Halliburton Company	11,255	477,437
Helmerich & Payne, Inc.	790	48,467
National Oilwell Varco, Inc.	9,576	465,585
Schlumberger, Ltd.	12,909	871,616
TechnipFMC PLC	13,219	430,278
Oil, gas and consumable fuels – 5.1%
Anadarko Petroleum Corp.	8,764	641,087
Andeavor	6,165	925,120
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Antero Resources Corp. (A)(B)	8,508	$174,754
Apache Corp.	8,834	406,364
Cabot Oil & Gas Corp.	10,842	254,787
Cheniere Energy Partners LP Holdings LLC	726	22,303
Cheniere Energy, Inc. (B)	3,871	245,809
Chevron Corp.	26,217	3,310,421
Cimarex Energy Company	2,393	235,950
Concho Resources, Inc. (B)	4,079	594,875
ConocoPhillips	12,790	923,054
Continental Resources, Inc. (B)	2,744	175,259
Devon Energy Corp.	9,630	433,446
Diamondback Energy, Inc.	1,841	242,920
Energen Corp. (B)	1,856	137,678
EOG Resources, Inc.	6,730	867,766
EQT Corp.	7,579	376,525
Exxon Mobil Corp.	55,810	4,549,073
Hess Corp.	8,800	577,544
HollyFrontier Corp.	7,626	568,747
Kinder Morgan, Inc.	29,231	519,727
Marathon Oil Corp.	22,219	469,265
Marathon Petroleum Corp.	14,357	1,160,476
Noble Energy, Inc.	16,411	592,273
Occidental Petroleum Corp.	10,632	892,344
ONEOK, Inc.	9,150	644,526
Parsley Energy, Inc., Class A (B)	3,848	120,943
Phillips 66	6,955	857,830
Pioneer Natural Resources Company	2,764	523,142
Targa Resources Corp.	3,781	193,096
The Williams Companies, Inc.	20,403	606,989
Valero Energy Corp.	12,912	1,528,135
WPX Energy, Inc. (B)	3,073	57,680
Financials – 14.6%		67,923,413
Banks – 5.7%
Bank of America Corp.	112,874	3,485,549
Bank OZK	2,074	84,827
BB&T Corp.	13,821	702,245
BOK Financial Corp.	436	42,436
CIT Group, Inc.	6,404	338,964
Citigroup, Inc.	32,085	2,306,591
Citizens Financial Group, Inc.	15,365	611,220
Comerica, Inc.	6,125	593,758
Commerce Bancshares, Inc.	2,616	174,749
Cullen/Frost Bankers, Inc.	959	105,960
East West Bancorp, Inc.	4,486	290,424
Fifth Third Bancorp	33,041	977,683
First Horizon National Corp.	1,970	35,243
First Republic Bank	4,437	438,642
Huntington Bancshares, Inc.	32,679	504,564
JPMorgan Chase & Co.	44,886	5,159,646
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
KeyCorp	32,859	$685,767
M&T Bank Corp.	4,794	831,040
PacWest Bancorp	3,181	159,750
People's United Financial, Inc.	9,839	179,365
Regions Financial Corp.	49,092	913,602
Signature Bank	1,438	157,763
SunTrust Banks, Inc.	14,278	1,029,015
SVB Financial Group (B)	1,380	424,874
Synovus Financial Corp.	1,995	98,593
The PNC Financial Services Group, Inc.	7,251	1,050,162
U.S. Bancorp	22,572	1,196,542
Wells Fargo & Company	62,994	3,608,926
Western Alliance Bancorp (B)	1,639	92,964
Zions Bancorporation	6,634	342,978
Capital markets – 3.3%
Affiliated Managers Group, Inc.	1,778	284,498
Ameriprise Financial, Inc.	6,605	962,150
BGC Partners, Inc., Class A	1,633	17,538
BlackRock, Inc.	1,241	623,925
Cboe Global Markets, Inc.	2,341	227,381
CME Group, Inc.	4,637	737,839
E*TRADE Financial Corp. (B)	8,294	496,064
Eaton Vance Corp.	2,895	153,811
FactSet Research Systems, Inc.	1,281	257,942
Franklin Resources, Inc.	10,928	375,049
Intercontinental Exchange, Inc.	9,008	665,781
Invesco, Ltd.	13,165	355,323
Janus Henderson Group PLC	2,011	65,458
Lazard, Ltd., Class A	1,515	82,265
LPL Financial Holdings, Inc.	589	39,045
MarketAxess Holdings, Inc.	1,008	195,320
Moody's Corp.	3,274	560,247
Morgan Stanley	18,091	914,681
MSCI, Inc.	3,209	533,304
Nasdaq, Inc.	3,931	359,293
Northern Trust Corp.	7,349	802,658
Raymond James Financial, Inc.	4,359	399,241
S&P Global, Inc.	5,566	1,115,649
SEI Investments Company	5,693	341,238
State Street Corp.	6,679	589,822
T. Rowe Price Group, Inc.	7,814	930,491
TD Ameritrade Holding Corp.	6,164	352,273
The Bank of New York Mellon Corp.	18,834	1,007,054
The Charles Schwab Corp.	16,946	865,263
The Goldman Sachs Group, Inc.	4,670	1,108,798
Virtu Financial, Inc., Class A	199	4,010
Consumer finance – 0.9%
Ally Financial, Inc.	20,951	560,649
American Express Company	10,773	1,072,129
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp.	12,149	$1,145,894
Credit Acceptance Corp. (A)(B)	80	30,688
Discover Financial Services	11,347	810,289
Santander Consumer USA Holdings, Inc.	3,523	67,783
Synchrony Financial	16,878	488,449
Diversified financial services – 1.1%
Berkshire Hathaway, Inc., Class B (B)	22,372	4,426,748
Jefferies Financial Group, Inc.	9,251	224,337
Voya Financial, Inc.	5,323	268,918
Insurance – 3.6%
Aflac, Inc.	17,399	809,749
Alleghany Corp.	485	305,196
American Financial Group, Inc.	2,750	309,898
American International Group, Inc.	14,118	779,455
Aon PLC	5,651	811,201
Arch Capital Group, Ltd. (B)	10,549	322,377
Arthur J. Gallagher & Company	5,227	372,946
Athene Holding, Ltd., Class A (B)	1,109	50,870
Brighthouse Financial, Inc. (B)	1,559	67,707
Brown & Brown, Inc.	7,509	219,713
Chubb, Ltd.	4,881	681,973
Cincinnati Financial Corp.	4,983	376,864
CNA Financial Corp.	1,146	53,610
Erie Indemnity Company, Class A	671	83,365
Everest Re Group, Ltd.	1,540	336,259
Fidelity National Financial, Inc.	8,456	342,468
First American Financial Corp.	1,298	72,688
Lincoln National Corp.	9,229	628,495
Loews Corp.	10,321	524,100
Markel Corp. (B)	342	400,140
Marsh & McLennan Companies, Inc.	8,508	709,227
MetLife, Inc.	11,635	532,185
Old Republic International Corp.	6,917	147,401
Principal Financial Group, Inc.	11,933	693,069
Prudential Financial, Inc.	8,450	852,690
Reinsurance Group of America, Inc.	2,598	367,617
RenaissanceRe Holdings, Ltd.	1,165	153,605
The Allstate Corp.	7,317	695,993
The Hartford Financial Services Group, Inc.	17,333	913,449
The Progressive Corp.	12,626	757,686
The Travelers Companies, Inc.	8,099	1,054,004
Torchmark Corp.	4,428	389,974
Unum Group	10,571	419,986
W.R. Berkley Corp.	3,833	290,580
Willis Towers Watson PLC	3,533	563,231
XL Group, Ltd.	9,221	518,497
Thrifts and mortgage finance – 0.0%
New York Community Bancorp, Inc.	15,971	172,008
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care – 13.0%		$60,030,723
Biotechnology – 2.1%
AbbVie, Inc.	16,518	1,523,455
Alexion Pharmaceuticals, Inc. (B)	3,741	497,403
Alkermes PLC (B)	2,744	120,324
Alnylam Pharmaceuticals, Inc. (B)	643	61,085
Amgen, Inc.	10,361	2,036,455
Biogen, Inc. (B)	3,098	1,035,878
BioMarin Pharmaceutical, Inc. (B)	2,900	291,624
Bluebird Bio, Inc. (B)	411	63,664
Celgene Corp. (B)	8,512	766,846
Exelixis, Inc. (B)	4,211	87,168
Gilead Sciences, Inc.	19,060	1,483,440
Incyte Corp. (B)	2,517	167,481
Ionis Pharmaceuticals, Inc. (A)(B)	1,379	60,235
Neurocrine Biosciences, Inc. (A)(B)	357	35,875
Regeneron Pharmaceuticals, Inc. (B)	1,000	368,010
Sage Therapeutics, Inc. (A)(B)	183	26,411
Seattle Genetics, Inc. (A)(B)	1,492	105,037
United Therapeutics Corp. (B)	1,598	196,410
Vertex Pharmaceuticals, Inc. (B)	3,207	561,385
Health care equipment and supplies – 3.0%
Abbott Laboratories	24,374	1,597,472
ABIOMED, Inc. (B)	697	247,107
Align Technology, Inc. (B)	1,461	521,066
Baxter International, Inc.	9,370	678,857
Becton, Dickinson and Company	3,867	968,181
Boston Scientific Corp. (B)	19,888	668,436
Danaher Corp.	8,005	821,153
DENTSPLY SIRONA, Inc.	7,151	344,035
Edwards Lifesciences Corp. (B)	6,130	873,219
Hill-Rom Holdings, Inc.	513	48,325
Hologic, Inc. (B)	11,012	472,525
IDEXX Laboratories, Inc. (B)	2,947	721,809
Intuitive Surgical, Inc. (B)	1,635	830,891
Medtronic PLC	15,565	1,404,430
ResMed, Inc.	4,497	475,693
STERIS PLC	2,261	258,817
Stryker Corp.	5,096	831,922
Teleflex, Inc.	1,190	324,525
The Cooper Companies, Inc.	1,420	369,910
Varian Medical Systems, Inc. (B)	3,461	399,572
West Pharmaceutical Services, Inc.	1,605	175,988
Zimmer Biomet Holdings, Inc.	5,655	709,816
Health care providers and services – 3.6%
Aetna, Inc.	5,695	1,072,881
AmerisourceBergen Corp.	5,717	467,822
Anthem, Inc.	5,010	1,267,530
Cardinal Health, Inc.	9,427	470,879
Centene Corp. (B)	5,743	748,485
Cigna Corp.	6,288	1,128,193
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	16,069	$1,042,235
DaVita, Inc. (B)	9,916	696,896
Express Scripts Holding Company (B)	13,562	1,077,637
HCA Healthcare, Inc.	4,197	521,393
Henry Schein, Inc. (B)	6,682	530,618
Humana, Inc.	3,137	985,583
Laboratory Corp. of America Holdings (B)	4,877	855,133
McKesson Corp.	4,397	552,263
Quest Diagnostics, Inc.	8,006	862,406
UnitedHealth Group, Inc.	13,459	3,408,088
Universal Health Services, Inc., Class B	4,568	557,753
WellCare Health Plans, Inc. (B)	1,312	350,855
Health care technology – 0.2%
athenahealth, Inc. (B)	773	116,499
Cerner Corp. (B)	10,822	671,830
Veeva Systems, Inc., Class A (B)	1,512	114,353
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	10,831	715,279
Bio-Rad Laboratories, Inc., Class A (B)	424	130,020
Charles River Laboratories International, Inc. (B)	343	42,635
Illumina, Inc. (B)	2,355	763,868
IQVIA Holdings, Inc. (B)	3,894	474,834
Mettler-Toledo International, Inc. (B)	943	558,737
PerkinElmer, Inc. (A)	3,293	260,740
Thermo Fisher Scientific, Inc.	5,141	1,205,719
Waters Corp. (B)	2,845	561,233
Pharmaceuticals – 3.1%
Allergan PLC	3,487	641,922
Bristol-Myers Squibb Company	15,449	907,629
Catalent, Inc. (B)	1,608	67,054
Eli Lilly & Company	11,997	1,185,424
Jazz Pharmaceuticals PLC (B)	1,699	294,063
Johnson & Johnson	32,247	4,273,372
Merck & Company, Inc.	34,126	2,247,880
Mylan NV (B)	14,544	542,637
Nektar Therapeutics (B)	646	33,980
Perrigo Company PLC	3,671	295,589
Pfizer, Inc.	76,858	3,068,940
Zoetis, Inc.	11,886	1,027,901
Industrials – 12.8%		59,548,553
Aerospace and defense – 2.7%
Arconic, Inc.	12,672	274,856
BWX Technologies, Inc.	1,067	70,166
Curtiss-Wright Corp.	323	42,969
General Dynamics Corp.	3,760	751,098
Harris Corp.	5,448	898,648
HEICO Corp. (A)	553	42,233
HEICO Corp., Class A	1,327	85,891
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
Hexcel Corp.	692	$47,755
Huntington Ingalls Industries, Inc.	1,506	350,973
L3 Technologies, Inc.	2,984	639,889
Lockheed Martin Corp.	3,262	1,063,738
Northrop Grumman Corp.	2,883	866,313
Raytheon Company	5,132	1,016,290
Rockwell Collins, Inc.	5,930	824,211
Spirit AeroSystems Holdings, Inc., Class A	3,906	364,235
Teledyne Technologies, Inc. (B)	390	85,574
Textron, Inc.	9,853	672,664
The Boeing Company	6,468	2,304,548
TransDigm Group, Inc.	1,326	497,966
United Technologies Corp.	11,287	1,532,097
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	5,427	500,532
Expeditors International of Washington, Inc.	6,451	491,373
FedEx Corp.	4,423	1,087,483
United Parcel Service, Inc., Class B	8,026	962,237
XPO Logistics, Inc. (B)	2,665	265,754
Airlines – 0.9%
Alaska Air Group, Inc.	5,062	318,045
American Airlines Group, Inc.	17,137	677,597
Copa Holdings SA, Class A	446	43,414
Delta Air Lines, Inc.	17,829	970,254
JetBlue Airways Corp. (B)	9,616	173,088
Southwest Airlines Company	15,236	886,126
United Continental Holdings, Inc. (B)	14,314	1,150,846
Building products – 0.5%
Allegion PLC	2,860	233,204
AO Smith Corp.	3,725	221,749
Fortune Brands Home & Security, Inc.	4,953	287,274
Johnson Controls International PLC	16,970	636,545
Lennox International, Inc.	1,174	254,852
Masco Corp.	8,866	357,566
Owens Corning	3,948	245,645
Commercial services and supplies – 0.7%
ADT, Inc. (A)	794	7,154
Cintas Corp.	3,859	789,088
Copart, Inc. (B)	5,685	326,262
KAR Auction Services, Inc.	4,427	263,185
Republic Services, Inc.	12,034	872,224
Rollins, Inc.	2,668	146,580
Stericycle, Inc. (B)	2,409	168,293
Waste Management, Inc.	10,078	907,020
Construction and engineering – 0.2%
AECOM (B)	4,236	142,160
Fluor Corp.	6,488	332,510
Jacobs Engineering Group, Inc.	4,136	279,718
Quanta Services, Inc. (B)	2,435	82,960
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment – 0.8%
Acuity Brands, Inc.	1,058	$147,094
AMETEK, Inc.	7,937	617,499
Eaton Corp. PLC	9,069	754,269
Emerson Electric Company	12,116	875,744
Hubbell, Inc.	1,846	227,520
nVent Electric PLC (B)	5,572	152,673
Rockwell Automation, Inc.	4,725	886,221
Sensata Technologies Holding PLC (B)	5,513	299,742
Industrial conglomerates – 1.2%
3M Company	7,660	1,626,371
Carlisle Companies, Inc.	2,357	289,534
General Electric Company	92,537	1,261,279
Honeywell International, Inc.	9,453	1,509,171
Roper Technologies, Inc.	3,199	965,778
Machinery – 2.7%
AGCO Corp.	376	23,696
Allison Transmission Holdings, Inc.	4,887	229,689
Caterpillar, Inc.	8,907	1,280,827
Crane Company	313	28,348
Cummins, Inc.	4,647	663,638
Deere & Company	7,517	1,088,386
Donaldson Company, Inc.	4,657	222,139
Dover Corp.	7,863	652,472
Flowserve Corp. (A)	5,374	238,229
Fortive Corp.	8,385	688,241
Gardner Denver Holdings, Inc. (B)	494	14,133
Graco, Inc.	3,099	142,988
IDEX Corp.	2,542	390,400
Illinois Tool Works, Inc.	6,151	881,623
Ingersoll-Rand PLC	10,100	994,951
Lincoln Electric Holdings, Inc.	1,958	183,935
Nordson Corp.	1,360	182,390
Oshkosh Corp.	1,793	134,923
PACCAR, Inc.	13,609	894,383
Parker-Hannifin Corp.	5,297	895,458
Pentair PLC	5,562	248,343
Snap-on, Inc.	2,033	344,776
Stanley Black & Decker, Inc.	5,729	856,314
The Middleby Corp. (B)	1,536	157,409
The Toro Company	2,744	165,161
WABCO Holdings, Inc. (B)	1,673	210,263
Wabtec Corp.	2,644	291,686
Xylem, Inc.	5,336	408,524
Professional services – 0.6%
CoStar Group, Inc. (B)	755	313,967
Equifax, Inc.	5,003	627,877
IHS Markit, Ltd. (B)	3,099	164,340
ManpowerGroup, Inc.	3,369	314,193
Nielsen Holdings PLC	8,034	189,281
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Robert Half International, Inc.	4,592	$347,890
TransUnion	3,157	228,567
Verisk Analytics, Inc. (B)	4,987	551,662
Road and rail – 1.3%
AMERCO	264	99,549
CSX Corp.	21,054	1,488,097
J.B. Hunt Transport Services, Inc.	4,357	522,404
Kansas City Southern	3,923	456,127
Norfolk Southern Corp.	7,426	1,254,994
Old Dominion Freight Line, Inc.	2,195	322,226
Union Pacific Corp.	11,638	1,744,420
Trading companies and distributors – 0.5%
Fastenal Company (A)	9,760	555,637
HD Supply Holdings, Inc. (B)	5,689	250,202
United Rentals, Inc. (B)	3,425	509,640
W.W. Grainger, Inc.	2,424	840,061
Watsco, Inc.	744	128,347
Information technology – 22.2%		103,070,096
Communications equipment – 1.0%
Arista Networks, Inc. (B)	860	219,928
Cisco Systems, Inc.	62,124	2,627,224
CommScope Holding Company, Inc. (B)	6,465	207,591
EchoStar Corp., Class A (B)	560	25,194
F5 Networks, Inc. (B)	2,325	398,459
Juniper Networks, Inc.	14,010	369,023
Motorola Solutions, Inc.	5,077	615,840
Palo Alto Networks, Inc. (B)	1,386	274,788
Electronic equipment, instruments and components – 1.2%
Amphenol Corp., Class A	12,318	1,151,856
Arrow Electronics, Inc. (B)	4,298	325,960
Avnet, Inc.	5,370	235,475
CDW Corp.	4,763	400,521
Cognex Corp.	2,445	129,047
Coherent, Inc. (B)	119	18,809
Corning, Inc.	31,119	1,032,528
Dolby Laboratories, Inc., Class A	1,179	75,987
Flex, Ltd. (B)	27,650	385,994
FLIR Systems, Inc.	2,191	128,393
IPG Photonics Corp. (B)	904	148,292
Keysight Technologies, Inc. (B)	5,152	298,816
National Instruments Corp.	1,100	48,191
TE Connectivity, Ltd.	9,179	858,879
Trimble, Inc. (B)	7,366	260,020
Zebra Technologies Corp., Class A (B)	620	85,517
Internet software and services – 3.0%
Akamai Technologies, Inc. (B)	6,058	455,925
Alphabet, Inc., Class A (B)	5,426	6,658,896
Alphabet, Inc., Class C (B)	890	1,083,361
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Internet software and services (continued)
ANGI Homeservices, Inc., Class A (A)(B)	275	$4,320
eBay, Inc. (B)	24,135	807,316
Facebook, Inc., Class A (B)	19,810	3,418,810
GoDaddy, Inc., Class A (B)	1,298	95,559
GrubHub, Inc. (B)	397	48,390
InterActiveCorp (B)	2,511	369,745
LogMeIn, Inc.	1,177	95,396
Match Group, Inc. (A)(B)	569	20,552
Nutanix, Inc., Class A (B)	445	21,756
Twitter, Inc. (B)	8,192	261,079
VeriSign, Inc. (B)	3,094	449,342
Zillow Group, Inc., Class A (A)(B)	592	33,371
Zillow Group, Inc., Class C (A)(B)	1,628	90,680
IT services – 4.4%
Accenture PLC, Class A	8,894	1,417,081
Alliance Data Systems Corp.	2,312	519,923
Amdocs, Ltd.	6,454	436,161
Automatic Data Processing, Inc.	8,107	1,094,364
Black Knight, Inc. (B)	3,116	160,941
Booz Allen Hamilton Holding Corp.	3,027	143,086
Broadridge Financial Solutions, Inc.	3,909	441,639
Cognizant Technology Solutions Corp., Class A	11,403	929,345
DXC Technology Company	6,993	592,587
EPAM Systems, Inc. (B)	324	42,188
Fidelity National Information Services, Inc.	8,357	861,857
First Data Corp., Class A (B)	10,737	249,743
Fiserv, Inc. (B)	10,799	815,109
FleetCor Technologies, Inc. (B)	2,487	539,679
Gartner, Inc. (A)(B)	2,471	334,648
Genpact, Ltd.	3,728	113,257
Global Payments, Inc.	3,914	440,599
IBM Corp.	10,998	1,593,940
Jack Henry & Associates, Inc.	2,545	342,812
Leidos Holdings, Inc.	4,422	302,553
Mastercard, Inc., Class A	12,208	2,417,184
Paychex, Inc.	10,380	716,428
PayPal Holdings, Inc. (B)	12,649	1,038,989
Perspecta, Inc.	3,492	75,776
Sabre Corp.	5,108	125,759
Square, Inc., Class A (B)	2,643	170,870
The Western Union Company	17,468	352,155
Total System Services, Inc.	6,987	639,590
Visa, Inc., Class A	20,428	2,793,325
WEX, Inc. (B)	248	47,075
Worldpay, Inc., Class A (B)	5,828	479,003
Semiconductors and semiconductor equipment – 3.9%
Advanced Micro Devices, Inc. (A)(B)	9,879	181,082
Analog Devices, Inc.	8,992	864,491
Applied Materials, Inc.	20,589	1,001,243
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc.	4,837	$1,072,701
Cypress Semiconductor Corp.	2,584	46,021
First Solar, Inc. (B)	571	29,892
Intel Corp.	78,702	3,785,566
KLA-Tencor Corp.	1,867	219,223
Lam Research Corp.	4,945	942,715
Marvell Technology Group, Ltd.	15,621	332,884
Maxim Integrated Products, Inc.	9,934	607,365
Microchip Technology, Inc. (A)	7,020	655,879
Micron Technology, Inc. (B)	31,579	1,667,055
MKS Instruments, Inc.	476	44,887
NVIDIA Corp.	6,140	1,503,440
ON Semiconductor Corp. (B)	11,801	260,212
Qorvo, Inc. (B)	3,686	301,367
QUALCOMM, Inc.	20,341	1,303,655
Skyworks Solutions, Inc.	6,703	633,970
Teradyne, Inc.	4,606	199,210
Texas Instruments, Inc.	13,634	1,517,737
Universal Display Corp. (A)	235	22,631
Xilinx, Inc.	10,285	741,240
Software – 5.0%
Activision Blizzard, Inc.	13,543	994,327
Adobe Systems, Inc. (B)	4,490	1,098,613
ANSYS, Inc. (B)	2,594	438,075
Aspen Technology, Inc. (B)	410	39,274
Atlassian Corp. PLC, Class A (B)	1,123	81,316
Autodesk, Inc. (B)	4,961	637,191
CA, Inc.	14,592	645,112
Cadence Design Systems, Inc. (B)	8,260	364,183
CDK Global, Inc.	4,101	256,107
Citrix Systems, Inc. (B)	5,293	582,071
Dell Technologies, Inc., Class V (B)	5,957	551,142
Electronic Arts, Inc. (B)	5,432	699,370
Fortinet, Inc. (B)	2,327	146,392
Guidewire Software, Inc. (B)	671	57,840
Intuit, Inc.	5,204	1,062,865
Microsoft Corp.	84,283	8,940,741
Oracle Corp.	45,672	2,177,641
Paycom Software, Inc. (A)(B)	341	36,231
PTC, Inc. (B)	1,757	161,486
Red Hat, Inc. (B)	4,687	661,945
salesforce.com, Inc. (B)	5,084	697,271
ServiceNow, Inc. (B)	2,765	486,529
Snap, Inc., Class A (A)(B)	1,263	15,788
Splunk, Inc. (B)	2,207	212,093
SS&C Technologies Holdings, Inc.	5,694	302,181
Symantec Corp.	23,241	469,933
Synopsys, Inc. (B)	4,939	441,695
Tableau Software, Inc., Class A (B)	520	53,596
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Take-Two Interactive Software, Inc. (B)	1,822	$205,922
The Ultimate Software Group, Inc. (B)	471	130,415
Tyler Technologies, Inc. (B)	685	154,118
VMware, Inc., Class A (B)	1,261	182,328
Workday, Inc., Class A (B)	2,017	250,148
Technology hardware, storage and peripherals – 3.7%
Apple, Inc.	71,269	13,561,729
Hewlett Packard Enterprise Company	34,769	536,833
HP, Inc.	30,488	703,663
NetApp, Inc.	10,406	806,673
Seagate Technology PLC	13,572	714,159
Western Digital Corp.	12,510	877,577
Xerox Corp.	9,109	236,561
Materials – 3.8%		17,451,157
Chemicals – 2.2%
Air Products & Chemicals, Inc.	3,986	654,382
Albemarle Corp. (A)	3,471	326,968
Axalta Coating Systems, Ltd. (B)	6,639	200,830
Celanese Corp., Series A	5,485	647,833
CF Industries Holdings, Inc.	9,971	442,912
DowDuPont, Inc.	21,021	1,445,614
Eastman Chemical Company	6,592	683,063
Ecolab, Inc.	4,619	649,893
FMC Corp.	4,375	393,225
Huntsman Corp.	5,571	186,796
International Flavors & Fragrances, Inc.	2,792	370,666
LyondellBasell Industries NV, Class A	6,338	702,187
Olin Corp.	2,949	87,025
PPG Industries, Inc.	6,042	668,608
Praxair, Inc.	4,963	831,303
RPM International, Inc.	4,728	304,341
The Chemours Company	3,153	144,439
The Mosaic Company	9,697	291,977
The Scotts Miracle-Gro Company (A)	1,330	105,642
The Sherwin-Williams Company	1,713	754,970
Westlake Chemical Corp.	1,209	129,629
Construction materials – 0.2%
Martin Marietta Materials, Inc.	2,004	399,638
Vulcan Materials Company	4,201	470,512
Containers and packaging – 0.7%
AptarGroup, Inc.	1,566	160,405
Avery Dennison Corp.	2,558	293,351
Ball Corp.	12,075	470,563
Berry Global Group, Inc. (B)	3,774	184,360
Crown Holdings, Inc. (B)	4,526	204,892
International Paper Company	17,489	939,684
Packaging Corp. of America	3,600	406,440
Sealed Air Corp.	6,332	279,051
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
WestRock Company	6,534	$378,841
Metals and mining – 0.7%
Alcoa Corp. (B)	5,647	244,346
Freeport-McMoRan, Inc.	45,750	754,875
Newmont Mining Corp.	16,064	589,228
Nucor Corp.	12,225	818,219
Reliance Steel & Aluminum Company	2,667	240,563
Royal Gold, Inc.	397	33,590
Southern Copper Corp. (A)	1,758	86,775
Steel Dynamics, Inc.	7,635	359,532
United States Steel Corp.	3,129	113,989
Real estate – 3.2%		14,901,601
Equity real estate investment trusts – 3.0%
Alexandria Real Estate Equities, Inc.	2,039	259,850
American Campus Communities, Inc.	2,514	103,703
American Homes 4 Rent, Class A	3,603	79,770
American Tower Corp.	4,752	704,436
Apartment Investment & Management Company, Class A	3,588	153,028
AvalonBay Communities, Inc.	3,080	544,698
Boston Properties, Inc.	3,613	453,540
Camden Property Trust	2,062	190,921
Crown Castle International Corp.	5,281	585,293
DCT Industrial Trust, Inc.	405	27,082
Digital Realty Trust, Inc.	3,731	453,018
Douglas Emmett, Inc.	2,557	99,314
Duke Realty Corp.	8,202	238,842
Equinix, Inc.	1,112	488,479
Equity LifeStyle Properties, Inc.	1,696	154,319
Equity Residential	7,576	495,698
Essex Property Trust, Inc.	1,515	364,282
Extra Space Storage, Inc.	2,726	256,162
Federal Realty Investment Trust	1,657	207,954
Forest City Realty Trust, Inc., Class A	4,850	121,105
Gaming and Leisure Properties, Inc.	3,712	134,820
GGP, Inc.	9,429	201,026
HCP, Inc.	10,563	273,582
Healthcare Trust of America, Inc., Class A	904	24,697
Host Hotels & Resorts, Inc.	17,546	367,413
Hudson Pacific Properties, Inc.	1,826	62,559
Invitation Homes, Inc.	1,954	45,157
Iron Mountain, Inc.	6,094	213,960
Kilroy Realty Corp.	2,105	153,560
Kimco Realty Corp.	9,715	162,143
Lamar Advertising Company, Class A	1,667	122,741
Liberty Property Trust	3,452	147,953
MGM Growth Properties LLC, Class A	1,147	34,754
Mid-America Apartment Communities, Inc.	2,122	213,855
National Retail Properties, Inc.	3,053	136,194
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Omega Healthcare Investors, Inc.	4,019	$119,324
Park Hotels & Resorts, Inc.	2,464	77,074
Prologis, Inc.	8,211	538,806
Public Storage	1,810	394,272
Realty Income Corp.	5,929	330,660
Regency Centers Corp.	2,557	162,702
SBA Communications Corp. (B)	3,518	556,724
Simon Property Group, Inc.	3,365	592,947
SL Green Realty Corp.	2,336	240,865
Sun Communities, Inc.	1,349	130,799
The Macerich Company	3,294	194,544
UDR, Inc.	6,202	238,653
Ventas, Inc.	7,054	397,705
VEREIT, Inc.	18,384	140,270
VICI Properties, Inc.	1,489	30,301
Vornado Realty Trust	4,177	300,410
Welltower, Inc.	6,621	414,475
Weyerhaeuser Company	23,514	803,709
WP Carey, Inc.	2,350	153,643
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (B)	9,451	470,660
Jones Lang LaSalle, Inc.	1,381	236,165
The Howard Hughes Corp. (B)	745	100,985
Telecommunication services – 1.3%		6,157,011
Diversified telecommunication services – 1.2%
AT&T, Inc.	84,035	2,686,599
CenturyLink, Inc.	31,001	581,889
Verizon Communications, Inc.	45,586	2,354,061
Zayo Group Holdings, Inc. (B)	4,702	174,397
Wireless telecommunication services – 0.1%
Sprint Corp. (A)(B)	12,697	68,945
T-Mobile US, Inc. (B)	4,852	291,120
Utilities – 4.1%		19,045,858
Electric utilities – 2.2%
Alliant Energy Corp.	7,528	323,478
American Electric Power Company, Inc.	12,516	890,388
Avangrid, Inc.	738	36,944
Duke Energy Corp.	8,464	690,832
Edison International	13,233	881,715
Entergy Corp.	7,667	623,174
Evergy, Inc.	6,428	360,547
Eversource Energy	10,348	628,331
Exelon Corp.	22,159	941,758
FirstEnergy Corp. (A)	14,946	529,537
NextEra Energy, Inc.	6,844	1,146,644
OGE Energy Corp.	8,846	320,579
PG&E Corp.	10,514	452,943
Pinnacle West Capital Corp.	4,656	374,482
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
PPL Corp.	17,973	$517,083
The Southern Company	14,501	704,749
Xcel Energy, Inc.	20,624	966,441
Gas utilities – 0.1%
Atmos Energy Corp.	3,085	283,419
UGI Corp.	6,508	345,835
Independent power and renewable electricity producers – 0.2%
AES Corp.	28,239	377,273
NRG Energy, Inc.	6,091	192,902
Vistra Energy Corp. (B)	3,157	71,348
Multi-utilities – 1.5%
Ameren Corp.	10,216	634,005
CenterPoint Energy, Inc.	17,586	500,849
CMS Energy Corp.	9,575	462,856
Consolidated Edison, Inc.	11,197	883,779
Dominion Energy, Inc.	9,436	676,656
DTE Energy Company	6,838	742,197
MDU Resources Group, Inc.	4,744	137,576
NiSource, Inc.	14,974	392,019
Public Service Enterprise Group, Inc.	21,599	1,113,644
SCANA Corp.	4,874	194,911
Sempra Energy	3,868	447,102
Vectren Corp.	505	36,092
WEC Energy Group, Inc.	9,140	606,622
Water utilities – 0.1%
American Water Works Company, Inc.	5,140	453,605
Aqua America, Inc.	2,803	103,543

SECURITIES LENDING COLLATERAL – 1.8%		$8,463,069
(Cost $8,462,593)
John Hancock Collateral Trust, 2.0983% (C)(D)	845,875	8,463,069

SHORT-TERM INVESTMENTS – 0.1%		$299,680
(Cost $299,680)
Money market funds – 0.1%		299,680
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (C)	299,680	299,680
Total investments (Multifactor Large Cap ETF) (Cost $401,918,009) 101.9%		$472,924,631
Other assets and liabilities, net (1.9%)		(8,620,485)
Total net assets 100.0%		$464,304,146

Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $8,331,511.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MATERIALS ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$25,869,121
(Cost $22,289,452)
Energy – 1.0%		268,537
Oil, gas and consumable fuels – 1.0%
Peabody Energy Corp.	6,320	268,537
Industrials – 2.6%		672,088
Aerospace and defense – 2.0%
Arconic, Inc.	23,606	512,014
Trading companies and distributors – 0.6%
Univar, Inc. (A)	5,823	160,074
Information technology – 0.9%		222,780
Semiconductors and semiconductor equipment – 0.9%
Versum Materials, Inc.	5,779	222,780
Materials – 95.5%		24,705,716
Chemicals – 62.4%
Air Products & Chemicals, Inc.	5,697	935,276
Albemarle Corp.	5,282	497,564
Ashland Global Holdings, Inc.	4,064	333,695
Axalta Coating Systems, Ltd. (A)	12,554	379,759
Celanese Corp., Series A	8,147	962,242
CF Industries Holdings, Inc.	16,253	721,958
DowDuPont, Inc.	22,850	1,571,395
Eastman Chemical Company	9,562	990,814
Ecolab, Inc.	6,592	927,494
FMC Corp.	7,199	647,046
Huntsman Corp.	14,745	494,400
International Flavors & Fragrances, Inc.	3,630	481,919
LyondellBasell Industries NV, Class A	11,317	1,253,813
NewMarket Corp.	520	212,909
Olin Corp.	11,302	333,522
PPG Industries, Inc.	12,605	1,394,869
Praxair, Inc.	7,823	1,310,353
RPM International, Inc.	8,296	534,014
The Chemours Company	9,916	454,252
The Mosaic Company	24,970	751,847
The Scotts Miracle-Gro Company	2,475	196,589
Valvoline, Inc.	9,204	207,918
W.R. Grace & Company	3,771	278,526
Westlake Chemical Corp.	2,613	280,166
Containers and packaging – 6.9%
Avery Dennison Corp.	4,834	554,363
International Paper Company	22,654	1,217,199
Metals and mining – 26.2%
Alcoa Corp. (A)	15,196	657,531
Freeport-McMoRan, Inc.	88,314	1,457,181
Newmont Mining Corp.	32,469	1,190,963
Nucor Corp.	22,511	1,506,661
Reliance Steel & Aluminum Company	4,806	433,501
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Royal Gold, Inc.	3,613	$305,696
Southern Copper Corp.	2,703	133,420
Steel Dynamics, Inc.	13,915	655,257
United States Steel Corp.	12,122	441,604

SHORT-TERM INVESTMENTS – 0.2%		$57,308
(Cost $57,308)
Money market funds – 0.2%		57,308
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (B)	57,308	57,308
Total investments (Multifactor Materials ETF) (Cost $22,346,760) 100.2%		$25,926,429
Other assets and liabilities, net (0.2%)		(43,332)
Total net assets 100.0%		$25,883,097

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-18.
MULTIFACTOR MID CAP ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$414,956,060
(Cost $369,240,100)
Consumer discretionary – 13.3%		55,093,284
Auto components – 1.3%
Adient PLC (A)	6,124	291,686
Aptiv PLC	8,811	864,095
Autoliv, Inc. (A)	6,207	635,969
BorgWarner, Inc.	13,903	639,816
Delphi Technologies PLC	5,564	251,326
Gentex Corp.	26,148	606,634
Lear Corp.	6,490	1,169,044
The Goodyear Tire & Rubber Company	34,163	827,086
Veoneer, Inc. (A)(B)	6,208	324,678
Automobiles – 0.3%
Harley-Davidson, Inc.	15,710	673,802
Thor Industries, Inc.	3,969	376,460
Distributors – 0.5%
Genuine Parts Company	10,406	1,012,608
LKQ Corp. (B)	17,295	579,728
Pool Corp.	3,303	506,185
Diversified consumer services – 0.6%
Bright Horizons Family Solutions, Inc. (B)	3,378	361,412
Grand Canyon Education, Inc. (B)	2,206	257,065
H&R Block, Inc.	14,397	362,229
Service Corp. International	22,179	872,744
ServiceMaster Global Holdings, Inc. (B)	12,452	709,639
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Weight Watchers International, Inc. (B)	807	$72,251
Hotels, restaurants and leisure – 2.0%
Aramark	19,779	795,314
Caesars Entertainment Corp. (A)(B)	3,216	36,341
Chipotle Mexican Grill, Inc. (B)	1,412	612,328
Choice Hotels International, Inc.	995	77,212
Darden Restaurants, Inc.	8,967	958,931
Domino's Pizza, Inc.	3,034	796,910
Dunkin' Brands Group, Inc. (A)	8,006	557,458
Hilton Grand Vacations, Inc. (B)	2,571	88,931
Hyatt Hotels Corp., Class A	3,080	240,948
International Game Technology PLC (A)	8,905	225,118
MGM Resorts International	26,903	843,947
Norwegian Cruise Line Holdings, Ltd. (B)	8,698	435,161
Six Flags Entertainment Corp. (A)	5,611	364,434
Vail Resorts, Inc.	2,762	764,715
Wyndham Destinations, Inc.	7,626	351,711
Wyndham Hotels & Resorts, Inc.	7,620	441,960
Wynn Resorts, Ltd.	3,472	579,060
Household durables – 1.6%
D.R. Horton, Inc.	22,385	978,225
Garmin, Ltd.	7,925	494,916
Leggett & Platt, Inc. (A)	13,490	587,759
Lennar Corp., A Shares	15,974	834,961
Lennar Corp., B Shares	995	42,984
Mohawk Industries, Inc. (B)	3,846	724,433
NVR, Inc. (B)	262	722,971
PulteGroup, Inc.	27,005	769,372
Toll Brothers, Inc.	13,534	477,209
Whirlpool Corp.	6,249	819,244
Internet and direct marketing retail – 0.4%
Expedia Group, Inc.	5,021	672,011
Qurate Retail, Inc. (B)	32,665	695,438
TripAdvisor, Inc. (B)	5,872	340,517
Wayfair, Inc., Class A (A)(B)	1,279	139,181
Leisure products – 0.5%
Brunswick Corp.	7,521	483,600
Hasbro, Inc.	7,476	744,684
Mattel, Inc. (A)	24,660	391,354
Polaris Industries, Inc. (A)	4,765	502,326
Media – 1.5%
Altice USA, Inc., Class A	2,621	44,898
Cable One, Inc.	117	84,692
Cinemark Holdings, Inc. (A)	11,166	401,083
Discovery, Inc., Series A (A)(B)	7,254	192,811
Discovery, Inc., Series C (B)	10,532	258,561
GCI Liberty, Inc., Class A (B)	5,220	251,134
Liberty Broadband Corp., Series A (B)	1,347	106,871
Liberty Broadband Corp., Series C (B)	5,068	402,754
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Media (continued)
Liberty Media Corp.-Liberty Formula One, Series A (A)(B)	675	$22,619
Liberty Media Corp.-Liberty Formula One, Series C (B)	12,492	440,343
Liberty Media Corp.-Liberty SiriusXM, Series A (B)	7,067	333,138
Lions Gate Entertainment Corp., Class A	2,565	61,175
Lions Gate Entertainment Corp., Class B	6,701	153,252
Live Nation Entertainment, Inc. (B)	10,839	534,146
News Corp., Class A	32,163	484,696
News Corp., Class B	9,775	149,558
Omnicom Group, Inc. (A)	8,311	572,046
The Interpublic Group of Companies, Inc.	35,221	794,234
The Madison Square Garden Company, Class A (B)	1,889	589,708
Viacom, Inc., Class A	192	6,605
Viacom, Inc., Class B	7,420	215,551
Multiline retail – 1.0%
Dollar Tree, Inc. (B)	12,931	1,180,342
Kohl's Corp.	18,254	1,348,423
Macy's, Inc.	26,269	1,043,667
Nordstrom, Inc. (A)	10,286	539,089
Specialty retail – 2.3%
Advance Auto Parts, Inc.	5,730	809,248
AutoNation, Inc. (B)	7,918	384,261
AutoZone, Inc. (B)	471	332,305
Best Buy Company, Inc.	18,795	1,410,189
Burlington Stores, Inc. (B)	5,585	853,444
CarMax, Inc. (A)(B)	13,167	983,312
Five Below, Inc. (B)	507	49,260
Floor & Decor Holdings, Inc., Class A (A)(B)	885	42,259
Foot Locker, Inc.	11,801	576,007
L Brands, Inc.	6,511	206,203
Penske Automotive Group, Inc.	4,231	220,858
The Gap, Inc.	11,532	347,920
The Michaels Companies, Inc. (A)(B)	6,491	132,481
Tiffany & Company	5,877	808,440
Tractor Supply Company	10,811	843,690
Ulta Beauty, Inc. (B)	3,678	898,866
Williams-Sonoma, Inc. (A)	8,901	520,619
Textiles, apparel and luxury goods – 1.3%
Carter's, Inc.	4,960	519,957
Columbia Sportswear Company	1,963	170,742
Hanesbrands, Inc. (A)	28,897	643,247
Lululemon Athletica, Inc. (B)	5,600	671,720
Michael Kors Holdings, Ltd. (B)	12,064	805,031
PVH Corp.	5,242	804,752
Ralph Lauren Corp.	4,596	620,368
Skechers U.S.A., Inc., Class A (B)	9,858	273,264
Tapestry, Inc.	13,815	650,963
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Under Armour, Inc., Class A (A)(B)	7,993	$159,620
Under Armour, Inc., Class C (A)(B)	8,364	156,741
Consumer staples – 3.1%		12,655,479
Beverages – 0.4%
Brown-Forman Corp., Class A	631	33,613
Brown-Forman Corp., Class B	16,526	879,514
Molson Coors Brewing Company, Class B	8,357	559,919
National Beverage Corp. (A)(B)	416	43,892
Food and staples retailing – 0.2%
Casey's General Stores, Inc. (A)	4,261	466,068
US Foods Holding Corp. (B)	15,447	522,263
Food products – 1.8%
Bunge, Ltd.	8,716	602,537
Campbell Soup Company	9,252	378,407
Conagra Brands, Inc.	22,004	807,767
Flowers Foods, Inc.	9,638	196,615
Hormel Foods Corp. (A)	9,499	341,679
Ingredion, Inc.	7,242	733,615
Lamb Weston Holdings, Inc.	8,816	619,500
McCormick & Company, Inc. (A)	6,927	814,200
Pilgrim's Pride Corp. (B)	6,750	120,285
Pinnacle Foods, Inc.	9,910	658,222
Post Holdings, Inc. (B)	5,880	508,973
Seaboard Corp.	23	83,674
The Hershey Company	9,235	906,969
The J.M. Smucker Company	6,375	708,390
Household products – 0.5%
Church & Dwight Company, Inc.	11,987	670,073
Spectrum Brands Holdings, Inc. (B)	2,271	198,417
The Clorox Company (A)	7,156	967,277
Personal products – 0.2%
Coty, Inc., Class A (A)	15,473	207,493
Herbalife Nutrition, Ltd. (B)	12,127	626,117
Energy – 4.4%		18,306,534
Energy equipment and services – 0.7%
Apergy Corp. (B)	6,200	254,200
Core Laboratories NV (A)	3,689	413,611
Helmerich & Payne, Inc.	12,449	763,746
National Oilwell Varco, Inc.	16,675	810,739
RPC, Inc.	3,662	54,198
TechnipFMC PLC	22,718	739,471
Transocean, Ltd. (B)	6,171	79,421
Oil, gas and consumable fuels – 3.7%
Andeavor	9,884	1,483,193
Antero Resources Corp. (A)(B)	20,400	419,016
Apache Corp.	10,782	495,972
Cabot Oil & Gas Corp.	21,292	500,362
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Centennial Resource Development, Inc., Class A (A)(B)	4,533	$81,413
Cheniere Energy Partners LP Holdings LLC	2,235	68,659
Cheniere Energy, Inc. (B)	7,059	448,247
Cimarex Energy Company	4,681	461,547
Concho Resources, Inc. (B)	9,495	1,384,869
Continental Resources, Inc. (B)	3,391	216,583
Devon Energy Corp.	8,740	393,387
Diamondback Energy, Inc.	5,317	701,578
Energen Corp. (B)	7,563	561,023
EQT Corp.	13,513	671,326
Hess Corp.	8,195	537,838
HollyFrontier Corp.	19,990	1,490,854
Marathon Oil Corp.	37,988	802,307
Murphy Oil Corp.	18,925	629,446
Newfield Exploration Company (B)	11,721	336,627
Noble Energy, Inc.	22,011	794,377
ONEOK, Inc.	15,166	1,068,293
Parsley Energy, Inc., Class A (B)	13,375	420,376
PBF Energy, Inc., Class A	1,582	73,879
Peabody Energy Corp.	5,083	215,977
Targa Resources Corp.	7,912	404,066
WPX Energy, Inc. (B)	28,233	529,933
Financials – 15.4%		63,821,676
Banks – 5.7%
Associated Banc-Corp	6,388	172,476
Bank OZK	10,329	422,456
BankUnited, Inc.	4,052	157,461
BOK Financial Corp.	2,342	227,947
CIT Group, Inc.	16,661	881,867
Citizens Financial Group, Inc.	29,513	1,174,027
Comerica, Inc.	12,340	1,196,240
Commerce Bancshares, Inc.	10,565	705,742
Cullen/Frost Bankers, Inc.	5,163	570,460
East West Bancorp, Inc.	14,574	943,521
Fifth Third Bancorp	55,329	1,637,185
First Citizens BancShares, Inc., Class A	596	242,465
First Hawaiian, Inc.	1,595	45,075
First Horizon National Corp.	19,035	340,536
First Republic Bank	10,096	998,091
FNB Corp.	18,790	241,076
Hancock Whitney Corp.	4,070	204,518
Huntington Bancshares, Inc.	78,516	1,212,287
IBERIABANK Corp.	2,889	240,076
Investors Bancorp, Inc.	25,156	314,953
KeyCorp	69,411	1,448,608
M&T Bank Corp.	6,067	1,051,714
PacWest Bancorp	11,683	586,720
People's United Financial, Inc.	30,574	557,364
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Pinnacle Financial Partners, Inc.	3,844	$240,250
Popular, Inc.	7,855	389,844
Prosperity Bancshares, Inc.	5,729	401,889
Regions Financial Corp.	87,627	1,630,738
Signature Bank	4,831	530,009
Sterling Bancorp	7,886	175,069
SVB Financial Group (B)	3,595	1,106,829
Synovus Financial Corp.	11,464	566,551
Texas Capital Bancshares, Inc. (B)	2,413	219,100
Umpqua Holdings Corp.	20,979	446,853
Webster Financial Corp.	7,933	511,916
Western Alliance Bancorp (B)	8,198	464,991
Wintrust Financial Corp.	3,876	340,041
Zions Bancorporation	16,115	833,146
Capital markets – 3.0%
Affiliated Managers Group, Inc.	3,669	587,077
Ameriprise Financial, Inc.	8,336	1,214,305
BGC Partners, Inc., Class A	7,985	85,759
Cboe Global Markets, Inc.	5,684	552,087
E*TRADE Financial Corp. (B)	21,725	1,299,372
Eaton Vance Corp.	14,298	759,653
FactSet Research Systems, Inc.	4,190	843,698
Interactive Brokers Group, Inc., Class A	2,361	141,329
Invesco, Ltd.	23,084	623,037
Janus Henderson Group PLC	9,130	297,182
Lazard, Ltd., Class A	6,508	353,384
LPL Financial Holdings, Inc.	4,207	278,882
MarketAxess Holdings, Inc.	3,071	595,068
MSCI, Inc.	6,880	1,143,387
Nasdaq, Inc.	8,296	758,254
Northern Trust Corp.	7,764	847,984
Raymond James Financial, Inc.	10,614	972,136
SEI Investments Company	10,222	612,707
Stifel Financial Corp.	2,327	128,288
T. Rowe Price Group, Inc.	4,207	500,970
Virtu Financial, Inc., Class A	1,140	22,971
Consumer finance – 0.6%
Ally Financial, Inc.	54,252	1,451,784
Credit Acceptance Corp. (A)(B)	767	294,221
OneMain Holdings, Inc. (B)	3,250	108,063
Santander Consumer USA Holdings, Inc.	16,320	313,997
SLM Corp. (B)	31,125	351,401
Diversified financial services – 0.4%
Jefferies Financial Group, Inc.	26,157	634,307
Voya Financial, Inc.	17,381	878,088
Insurance – 5.4%
Alleghany Corp.	1,284	807,983
American Financial Group, Inc.	9,393	1,058,497
Arch Capital Group, Ltd. (B)	22,593	690,442
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Arthur J. Gallagher & Company	12,116	$864,477
Assurant, Inc.	7,432	819,750
Assured Guaranty, Ltd.	17,638	686,471
Athene Holding, Ltd., Class A (B)	8,868	406,775
Axis Capital Holdings, Ltd.	10,575	598,122
Brighthouse Financial, Inc. (B)	4,294	186,488
Brown & Brown, Inc.	27,433	802,690
Cincinnati Financial Corp.	9,848	744,804
CNA Financial Corp.	1,858	86,917
Enstar Group, Ltd. (B)	377	81,507
Erie Indemnity Company, Class A	2,132	264,880
Everest Re Group, Ltd.	2,975	649,591
Fidelity National Financial, Inc.	17,242	698,301
First American Financial Corp.	10,983	615,048
Lincoln National Corp.	14,833	1,010,127
Loews Corp.	15,377	780,844
Markel Corp. (B)	683	799,110
Old Republic International Corp.	27,025	575,903
Primerica, Inc.	1,531	175,759
Principal Financial Group, Inc.	19,656	1,141,620
Reinsurance Group of America, Inc.	7,695	1,088,843
RenaissanceRe Holdings, Ltd.	4,535	597,940
The Hanover Insurance Group, Inc.	3,375	423,293
The Hartford Financial Services Group, Inc.	19,618	1,033,869
Torchmark Corp.	9,460	833,142
Unum Group	21,523	855,109
W.R. Berkley Corp.	12,911	978,783
Willis Towers Watson PLC	6,950	1,107,969
XL Group, Ltd.	17,149	964,288
Thrifts and mortgage finance – 0.3%
Essent Group, Ltd. (B)	3,083	118,387
LendingTree, Inc. (A)(B)	257	61,372
MGIC Investment Corp. (B)	27,897	348,155
New York Community Bancorp, Inc.	44,583	480,159
Radian Group, Inc.	12,679	242,803
TFS Financial Corp.	4,072	61,976
Health care – 10.6%		44,085,002
Biotechnology – 1.0%
Agios Pharmaceuticals, Inc. (A)(B)	997	86,151
Alkermes PLC (B)	9,048	396,755
Alnylam Pharmaceuticals, Inc. (B)	2,993	284,335
BioMarin Pharmaceutical, Inc. (B)	5,936	596,924
Bluebird Bio, Inc. (B)	1,754	271,695
Exact Sciences Corp. (A)(B)	3,873	226,377
Exelixis, Inc. (B)	15,450	319,815
FibroGen, Inc. (B)	1,633	103,042
Ionis Pharmaceuticals, Inc. (A)(B)	6,443	281,430
Neurocrine Biosciences, Inc. (A)(B)	4,089	410,904
Sage Therapeutics, Inc. (A)(B)	886	127,868
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Seattle Genetics, Inc. (A)(B)	4,284	$301,594
United Therapeutics Corp. (B)	6,036	741,885
Health care equipment and supplies – 3.6%
ABIOMED, Inc. (B)	2,460	872,144
Align Technology, Inc. (B)	4,898	1,746,872
Cantel Medical Corp.	1,393	129,145
DENTSPLY SIRONA, Inc.	12,221	587,952
DexCom, Inc. (B)	3,924	373,290
Edwards Lifesciences Corp. (B)	12,099	1,723,503
Globus Medical, Inc., Class A (B)	2,756	141,879
Hill-Rom Holdings, Inc.	6,371	600,148
Hologic, Inc. (B)	23,084	990,534
ICU Medical, Inc. (B)	520	149,136
IDEXX Laboratories, Inc. (B)	5,123	1,254,776
Insulet Corp. (B)	1,357	112,848
Integra LifeSciences Holdings Corp. (B)	1,711	106,647
LivaNova PLC (B)	1,708	188,102
Masimo Corp. (B)	3,082	306,412
ResMed, Inc.	9,715	1,027,653
STERIS PLC	8,802	1,007,551
Teleflex, Inc.	3,224	879,217
The Cooper Companies, Inc.	3,621	943,271
Varian Medical Systems, Inc. (B)	8,245	951,885
West Pharmaceutical Services, Inc.	6,287	689,370
Health care providers and services – 3.0%
AmerisourceBergen Corp.	10,005	818,709
Centene Corp. (B)	14,997	1,954,559
Chemed Corp.	179	56,569
DaVita, Inc. (B)	16,234	1,140,926
Encompass Health Corp.	10,369	784,207
Envision Healthcare Corp. (B)	12,582	556,879
Henry Schein, Inc. (B)	11,775	935,053
Laboratory Corp. of America Holdings (B)	8,262	1,448,659
MEDNAX, Inc. (B)	11,150	477,109
Molina Healthcare, Inc. (A)(B)	1,388	144,477
Premier, Inc., Class A (A)(B)	6,123	229,000
Quest Diagnostics, Inc.	13,351	1,438,170
Universal Health Services, Inc., Class B	9,342	1,140,658
WellCare Health Plans, Inc. (B)	5,095	1,362,505
Health care technology – 0.6%
athenahealth, Inc. (B)	3,517	530,047
Cerner Corp. (B)	18,920	1,174,554
Medidata Solutions, Inc. (A)(B)	1,327	98,609
Veeva Systems, Inc., Class A (B)	6,984	528,200
Life sciences tools and services – 1.8%
Agilent Technologies, Inc.	14,216	938,825
Bio-Rad Laboratories, Inc., Class A (B)	2,199	674,323
Bio-Techne Corp.	3,177	510,353
Bruker Corp.	9,433	305,629
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Charles River Laboratories International, Inc. (B)	5,212	$647,852
IQVIA Holdings, Inc. (B)	6,493	791,756
Mettler-Toledo International, Inc. (B)	1,894	1,122,214
PerkinElmer, Inc. (A)	12,406	982,307
PRA Health Sciences, Inc. (B)	3,105	326,460
Syneos Health, Inc. (B)	4,480	220,752
Waters Corp. (B)	5,653	1,115,167
Pharmaceuticals – 0.6%
Catalent, Inc. (B)	8,606	358,870
Jazz Pharmaceuticals PLC (B)	6,721	1,163,271
Mylan NV (B)	18,179	678,258
Nektar Therapeutics (B)	1,855	97,573
Perrigo Company PLC	4,985	401,392
Industrials – 17.1%		71,119,412
Aerospace and defense – 2.8%
Arconic, Inc.	21,789	472,603
BWX Technologies, Inc.	7,294	479,653
Curtiss-Wright Corp.	3,475	462,279
Harris Corp.	9,930	1,637,954
HEICO Corp. (A)	3,244	247,744
HEICO Corp., Class A	5,855	379,111
Hexcel Corp.	9,460	652,835
Huntington Ingalls Industries, Inc.	3,713	865,315
L3 Technologies, Inc.	5,446	1,167,840
Rockwell Collins, Inc.	10,047	1,396,433
Spirit AeroSystems Holdings, Inc., Class A	9,333	870,302
Teledyne Technologies, Inc. (B)	2,977	653,213
Textron, Inc.	19,566	1,335,771
TransDigm Group, Inc.	2,839	1,066,158
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	10,545	972,565
Expeditors International of Washington, Inc.	13,085	996,684
XPO Logistics, Inc. (B)	9,392	936,570
Airlines – 0.9%
Alaska Air Group, Inc.	11,760	738,881
Copa Holdings SA, Class A	2,222	216,289
JetBlue Airways Corp. (B)	37,394	673,092
United Continental Holdings, Inc. (B)	24,482	1,968,353
Building products – 1.1%
Allegion PLC	8,221	670,340
AO Smith Corp.	10,370	617,326
Fortune Brands Home & Security, Inc.	13,382	776,156
Lennox International, Inc.	3,640	790,171
Masco Corp.	14,292	576,396
Owens Corning	11,700	727,974
USG Corp. (B)	8,970	387,683
Commercial services and supplies – 1.3%
ADT, Inc. (A)	4,119	37,112
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
Cimpress NV (A)(B)	801	$117,002
Cintas Corp.	6,503	1,329,733
Copart, Inc. (B)	14,202	815,053
KAR Auction Services, Inc.	14,403	856,258
Republic Services, Inc.	19,787	1,434,162
Rollins, Inc.	6,673	366,615
Stericycle, Inc. (B)	5,191	362,643
Construction and engineering – 0.7%
AECOM (B)	13,278	445,610
EMCOR Group, Inc.	4,275	328,961
Fluor Corp.	14,425	739,281
Jacobs Engineering Group, Inc.	10,590	716,202
MasTec, Inc. (B)	3,275	152,451
Quanta Services, Inc. (B)	17,526	597,111
Electrical equipment – 1.3%
Acuity Brands, Inc.	2,741	381,081
AMETEK, Inc.	16,292	1,267,518
Hubbell, Inc.	6,853	844,632
nVent Electric PLC (B)	11,119	304,661
Rockwell Automation, Inc.	8,081	1,515,672
Sensata Technologies Holding PLC (B)	16,659	905,750
Industrial conglomerates – 0.6%
Carlisle Companies, Inc.	6,261	769,101
Roper Technologies, Inc.	5,535	1,671,017
Machinery – 4.2%
AGCO Corp.	8,135	512,668
Allison Transmission Holdings, Inc.	15,546	730,662
Colfax Corp. (B)	6,436	207,883
Crane Company	3,275	296,617
Donaldson Company, Inc.	14,134	674,192
Dover Corp.	12,400	1,028,952
Flowserve Corp. (A)	12,239	542,555
Gardner Denver Holdings, Inc. (B)	3,081	88,147
Gates Industrial Corp. PLC (A)(B)	1,647	25,644
Graco, Inc.	14,585	672,952
IDEX Corp.	5,469	839,929
Ingersoll-Rand PLC	9,671	952,690
ITT, Inc.	3,674	208,206
Lincoln Electric Holdings, Inc.	5,517	518,267
Nordson Corp.	4,915	659,151
Oshkosh Corp.	6,815	512,829
Parker-Hannifin Corp.	9,634	1,628,628
Pentair PLC	11,150	497,848
Snap-on, Inc.	5,490	931,049
Stanley Black & Decker, Inc.	9,771	1,460,471
The Middleby Corp. (B)	4,973	509,633
The Toro Company	9,102	547,849
Trinity Industries, Inc.	11,481	437,426
WABCO Holdings, Inc. (B)	5,240	658,563
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Wabtec Corp.	7,819	$862,592
Woodward, Inc.	4,526	376,608
Xylem, Inc.	12,074	924,385
Marine – 0.0%
Kirby Corp. (B)	2,061	171,990
Professional services – 1.3%
CoStar Group, Inc. (B)	1,689	702,371
Equifax, Inc.	8,750	1,098,125
ManpowerGroup, Inc.	7,455	695,253
Nielsen Holdings PLC	7,518	177,124
Robert Half International, Inc.	12,478	945,333
The Dun & Bradstreet Corp.	3,320	417,955
TransUnion	8,817	638,351
Verisk Analytics, Inc. (B)	7,737	855,867
Road and rail – 0.9%
AMERCO	818	308,451
Genesee & Wyoming, Inc., Class A (B)	5,064	435,504
J.B. Hunt Transport Services, Inc.	6,527	782,587
Kansas City Southern	6,860	797,612
Landstar System, Inc.	2,300	255,645
Old Dominion Freight Line, Inc.	4,400	645,920
Ryder System, Inc.	7,718	604,319
Schneider National, Inc., Class B (A)	4,074	106,494
Trading companies and distributors – 1.3%
Air Lease Corp.	7,978	350,713
Fastenal Company	16,222	923,518
HD Supply Holdings, Inc. (B)	17,355	763,273
MSC Industrial Direct Company, Inc., Class A	4,578	387,436
United Rentals, Inc. (B)	7,950	1,182,960
Univar, Inc. (B)	4,363	119,939
W.W. Grainger, Inc.	3,864	1,339,108
Watsco, Inc.	2,399	413,851
Information technology – 18.2%		75,694,782
Communications equipment – 1.5%
Arista Networks, Inc. (B)	3,360	859,253
ARRIS International PLC (B)	19,637	496,031
CommScope Holding Company, Inc. (B)	21,288	683,558
EchoStar Corp., Class A (B)	4,510	202,905
F5 Networks, Inc. (B)	6,919	1,185,778
Juniper Networks, Inc.	32,396	853,311
Motorola Solutions, Inc.	8,467	1,027,047
Palo Alto Networks, Inc. (B)	2,512	498,029
Ubiquiti Networks, Inc. (A)(B)	2,251	185,888
ViaSat, Inc. (A)(B)	3,820	268,699
Electronic equipment, instruments and components – 2.8%
Amphenol Corp., Class A	20,299	1,898,159
Arrow Electronics, Inc. (B)	13,412	1,017,166
Avnet, Inc.	15,063	660,513
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
CDW Corp.	12,926	$1,086,947
Cognex Corp.	8,387	442,666
Coherent, Inc. (B)	1,683	266,015
Dolby Laboratories, Inc., Class A	5,607	361,371
Flex, Ltd. (B)	57,723	805,813
FLIR Systems, Inc.	13,382	784,185
IPG Photonics Corp. (B)	2,636	432,409
Jabil, Inc.	23,083	650,248
Keysight Technologies, Inc. (B)	16,899	980,142
Littelfuse, Inc.	1,038	225,059
National Instruments Corp.	8,918	390,698
SYNNEX Corp.	3,779	364,560
Tech Data Corp. (B)	1,288	107,432
Trimble, Inc. (B)	16,605	586,157
Zebra Technologies Corp., Class A (B)	4,111	567,030
Internet software and services – 1.2%
2U, Inc. (B)	1,222	92,457
Akamai Technologies, Inc. (B)	14,927	1,123,406
ANGI Homeservices, Inc., Class A (A)(B)	1,384	21,743
GoDaddy, Inc., Class A (B)	5,616	413,450
GrubHub, Inc. (B)	4,170	508,281
InterActiveCorp (B)	5,218	768,351
LogMeIn, Inc.	3,797	307,747
Match Group, Inc. (A)(B)	3,637	131,368
Nutanix, Inc., Class A (B)	2,127	103,989
Stamps.com, Inc. (B)	282	73,602
Twitter, Inc. (B)	10,637	339,001
VeriSign, Inc. (B)	5,198	754,906
Zillow Group, Inc., Class A (A)(B)	2,421	136,472
Zillow Group, Inc., Class C (A)(B)	5,367	298,942
IT services – 3.7%
Alliance Data Systems Corp.	3,657	822,386
Amdocs, Ltd.	14,469	977,815
Black Knight, Inc. (B)	6,704	346,262
Booz Allen Hamilton Holding Corp.	11,850	560,150
Broadridge Financial Solutions, Inc.	8,667	979,198
EPAM Systems, Inc. (B)	3,538	460,683
Euronet Worldwide, Inc. (B)	4,632	425,866
First Data Corp., Class A (B)	22,641	526,630
FleetCor Technologies, Inc. (B)	4,710	1,022,070
Gartner, Inc. (A)(B)	5,557	752,585
Genpact, Ltd.	17,205	522,688
Global Payments, Inc.	9,351	1,052,642
Jack Henry & Associates, Inc.	8,143	1,096,862
Leidos Holdings, Inc.	15,185	1,038,958
MAXIMUS, Inc.	6,422	416,210
Sabre Corp.	19,603	482,626
Square, Inc., Class A (B)	6,084	393,331
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Teradata Corp. (A)(B)	14,516	$555,818
The Western Union Company	30,505	614,981
Total System Services, Inc.	11,658	1,067,173
WEX, Inc. (B)	2,454	465,818
Worldpay, Inc., Class A (B)	10,924	897,844
Semiconductors and semiconductor equipment – 2.9%
Advanced Micro Devices, Inc. (A)(B)	26,064	477,753
Cypress Semiconductor Corp.	27,422	488,386
Entegris, Inc.	7,605	267,316
First Solar, Inc. (B)	8,399	439,688
KLA-Tencor Corp.	5,759	676,222
Marvell Technology Group, Ltd.	45,893	977,980
Maxim Integrated Products, Inc.	20,470	1,251,536
Microchip Technology, Inc. (A)	12,778	1,193,849
MKS Instruments, Inc.	4,038	380,783
Monolithic Power Systems, Inc.	1,615	214,278
ON Semiconductor Corp. (B)	46,264	1,020,121
Qorvo, Inc. (B)	10,625	868,700
Skyworks Solutions, Inc.	13,125	1,241,363
Teradyne, Inc.	22,852	988,349
Universal Display Corp. (A)	1,383	133,183
Versum Materials, Inc.	2,390	92,135
Xilinx, Inc.	17,180	1,238,163
Software – 4.7%
ANSYS, Inc. (B)	6,441	1,087,756
Aspen Technology, Inc. (B)	4,286	410,556
Atlassian Corp. PLC, Class A (B)	3,275	237,143
Autodesk, Inc. (B)	8,419	1,081,336
Blackbaud, Inc.	2,406	240,143
CA, Inc.	25,535	1,128,902
Cadence Design Systems, Inc. (B)	19,091	841,722
CDK Global, Inc.	11,464	715,927
Citrix Systems, Inc. (B)	10,719	1,178,768
Dell Technologies, Inc., Class V (B)	9,759	902,903
Fair Isaac Corp. (B)	2,975	599,344
Fortinet, Inc. (B)	9,883	621,740
Guidewire Software, Inc. (B)	4,656	401,347
Nuance Communications, Inc. (B)	25,772	380,652
Paycom Software, Inc. (A)(B)	2,439	259,144
Pegasystems, Inc.	1,581	87,904
Proofpoint, Inc. (B)	1,386	158,073
PTC, Inc. (B)	9,751	896,214
RealPage, Inc. (B)	1,881	103,643
Red Hat, Inc. (B)	8,927	1,260,760
RingCentral, Inc., Class A (B)	1,141	84,149
ServiceNow, Inc. (B)	4,584	806,601
Splunk, Inc. (B)	5,896	566,606
SS&C Technologies Holdings, Inc.	16,725	887,596
Symantec Corp.	36,641	740,881
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Synopsys, Inc. (B)	12,127	$1,084,518
Tableau Software, Inc., Class A (B)	3,584	369,403
Take-Two Interactive Software, Inc. (B)	6,034	681,963
The Ultimate Software Group, Inc. (B)	1,990	551,011
Tyler Technologies, Inc. (B)	2,738	616,023
Workday, Inc., Class A (B)	3,250	403,065
Zendesk, Inc. (B)	2,032	110,683
Technology hardware, storage and peripherals – 1.4%
NCR Corp. (B)	18,184	507,697
NetApp, Inc.	25,734	1,994,900
Pure Storage, Inc., Class A (B)	2,213	47,934
Seagate Technology PLC	21,779	1,146,011
Western Digital Corp.	22,868	1,604,190
Xerox Corp.	19,576	508,389
Materials – 6.5%		26,932,259
Chemicals – 2.7%
Albemarle Corp. (A)	6,584	620,213
Ashland Global Holdings, Inc.	6,469	531,170
Axalta Coating Systems, Ltd. (B)	19,052	576,323
Celanese Corp., Series A	9,558	1,128,895
CF Industries Holdings, Inc.	21,291	945,746
Eastman Chemical Company	10,510	1,089,046
FMC Corp.	8,222	738,993
Huntsman Corp.	20,652	692,462
International Flavors & Fragrances, Inc.	4,645	616,670
NewMarket Corp.	882	361,126
Olin Corp.	14,057	414,822
RPM International, Inc.	13,184	848,654
The Chemours Company	9,552	437,577
The Mosaic Company	19,069	574,168
The Scotts Miracle-Gro Company (A)	4,754	377,610
Valvoline, Inc.	18,518	418,322
W.R. Grace & Company	6,132	452,910
Westlake Chemical Corp.	3,231	346,428
Construction materials – 0.5%
Eagle Materials, Inc.	4,211	418,363
Martin Marietta Materials, Inc.	3,721	742,042
Vulcan Materials Company	8,842	990,304
Containers and packaging – 1.9%
AptarGroup, Inc.	6,820	698,573
Ardagh Group SA	762	12,093
Avery Dennison Corp.	6,718	770,420
Ball Corp.	19,403	756,135
Bemis Company, Inc.	13,422	616,204
Berry Global Group, Inc. (B)	11,426	558,160
Crown Holdings, Inc. (B)	12,022	544,236
Graphic Packaging Holding Company	40,687	591,182
Packaging Corp. of America	8,662	977,940
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Sealed Air Corp.	15,425	$679,780
Sonoco Products Company	14,641	817,261
WestRock Company	12,368	717,097
Metals and mining – 1.4%
Alcoa Corp. (B)	16,972	734,378
Freeport-McMoRan, Inc.	34,823	574,580
Newmont Mining Corp.	25,665	941,392
Nucor Corp.	17,338	1,160,432
Reliance Steel & Aluminum Company	7,826	705,905
Royal Gold, Inc.	4,523	382,691
Steel Dynamics, Inc.	19,753	930,169
United States Steel Corp.	12,127	441,787
Real estate – 5.7%		23,669,093
Equity real estate investment trusts – 5.2%
Alexandria Real Estate Equities, Inc.	4,527	576,921
American Campus Communities, Inc.	8,320	343,200
American Homes 4 Rent, Class A	11,015	243,872
Apartment Investment & Management Company, Class A	10,029	427,737
Apple Hospitality REIT, Inc.	10,346	186,125
Brixmor Property Group, Inc.	15,498	274,160
Camden Property Trust	5,630	521,282
Colony Capital, Inc.	19,069	117,465
CoreSite Realty Corp.	1,861	208,618
CubeSmart	11,090	336,692
CyrusOne, Inc.	4,727	292,696
DCT Industrial Trust, Inc.	5,545	370,794
Digital Realty Trust, Inc.	7,137	866,575
Douglas Emmett, Inc.	9,626	373,874
Duke Realty Corp.	20,957	610,268
EPR Properties	3,876	257,715
Equity LifeStyle Properties, Inc.	5,128	466,597
Essex Property Trust, Inc.	2,516	604,972
Extra Space Storage, Inc.	6,522	612,872
Federal Realty Investment Trust	3,698	464,099
Forest City Realty Trust, Inc., Class A	15,394	384,388
Gaming and Leisure Properties, Inc.	11,478	416,881
HCP, Inc.	9,918	256,876
Healthcare Trust of America, Inc., Class A	9,335	255,032
Highwoods Properties, Inc.	6,299	309,344
Hospitality Properties Trust	10,190	288,071
Host Hotels & Resorts, Inc.	28,381	594,298
Hudson Pacific Properties, Inc.	8,049	275,759
Invitation Homes, Inc.	8,437	194,979
Iron Mountain, Inc.	15,291	536,867
Kilroy Realty Corp.	6,080	443,536
Kimco Realty Corp.	19,337	322,735
Lamar Advertising Company, Class A	6,609	486,621
Liberty Property Trust	9,410	403,313
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Medical Properties Trust, Inc.	18,489	$266,426
MGM Growth Properties LLC, Class A	3,517	106,565
Mid-America Apartment Communities, Inc.	4,744	478,100
National Retail Properties, Inc.	9,210	410,858
Omega Healthcare Investors, Inc.	12,114	359,665
Park Hotels & Resorts, Inc.	6,974	218,147
Rayonier, Inc.	3,279	114,798
Realty Income Corp.	9,420	525,353
Regency Centers Corp.	6,195	394,188
SBA Communications Corp. (B)	6,542	1,035,272
SL Green Realty Corp.	3,851	397,077
STORE Capital Corp.	9,674	265,551
Sun Communities, Inc.	4,358	422,552
The Macerich Company	6,787	400,840
UDR, Inc.	15,186	584,357
VEREIT, Inc.	50,117	382,393
VICI Properties, Inc.	7,089	144,261
Vornado Realty Trust	2,269	163,186
Weyerhaeuser Company	33,897	1,158,599
WP Carey, Inc.	6,596	431,246
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (B)	19,423	967,265
Jones Lang LaSalle, Inc.	4,261	728,674
The Howard Hughes Corp. (B)	2,866	388,486
Telecommunication services – 0.3%		1,297,131
Diversified telecommunication services – 0.3%
CenturyLink, Inc.	40,638	762,775
Zayo Group Holdings, Inc. (B)	14,407	534,356
Utilities – 5.4%		22,281,408
Electric utilities – 2.1%
Alliant Energy Corp.	15,850	681,075
Avangrid, Inc.	1,895	94,864
Entergy Corp.	12,789	1,039,490
Evergy, Inc.	23,157	1,298,876
Eversource Energy	16,470	1,000,058
FirstEnergy Corp. (A)	32,931	1,166,745
IDACORP, Inc.	3,608	340,018
OGE Energy Corp.	23,644	856,859
Pinnacle West Capital Corp.	10,386	835,346
Xcel Energy, Inc.	32,361	1,516,436
Gas utilities – 0.5%
Atmos Energy Corp.	8,839	812,039
National Fuel Gas Company (A)	6,695	359,522
UGI Corp.	19,485	1,035,433
Independent power and renewable electricity producers – 0.5%
AES Corp.	73,582	983,056
NRG Energy, Inc.	23,889	756,565
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Vistra Energy Corp. (B)	13,591	$307,157
Multi-utilities – 1.9%
Ameren Corp.	17,214	1,068,301
CenterPoint Energy, Inc.	31,394	894,101
CMS Energy Corp.	19,218	928,998
DTE Energy Company	10,811	1,173,426
MDU Resources Group, Inc.	21,836	633,244
NiSource, Inc.	43,991	1,151,684
SCANA Corp.	12,080	483,079
Vectren Corp.	7,594	542,743
WEC Energy Group, Inc.	13,979	927,786
Water utilities – 0.4%
American Water Works Company, Inc.	10,901	962,013
Aqua America, Inc.	11,708	432,494

SECURITIES LENDING COLLATERAL – 4.1%		$17,267,597
(Cost $17,266,497)
John Hancock Collateral Trust, 2.0983% (C)(D)	1,725,880	17,267,597

SHORT-TERM INVESTMENTS – 0.1%		$319,188
(Cost $319,188)
Money market funds – 0.1%		319,188
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (C)	319,188	319,188
Total investments (Multifactor Mid Cap ETF) (Cost $386,825,785) 104.2%		$432,542,845
Other assets and liabilities, net (4.2%)		(17,353,762)
Total net assets 100.0%		$415,189,083

Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $17,020,509.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$49,278,061
(Cost $46,325,652)
Consumer discretionary – 14.3%		7,029,095
Auto components – 1.4%
Dana, Inc.	5,690	121,482
Delphi Technologies PLC	2,919	131,851
Dorman Products, Inc. (A)	996	74,381
LCI Industries	847	77,882
Tenneco, Inc.	2,211	101,927
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Auto components (continued)
Visteon Corp. (A)	1,417	$165,902
Automobiles – 0.1%
Thor Industries, Inc.	446	42,303
Diversified consumer services – 1.1%
Adtalem Global Education, Inc. (A)	1,812	98,845
Graham Holdings Company, Class B	149	83,291
Grand Canyon Education, Inc. (A)	1,509	175,844
Laureate Education, Inc., Class A (A)	1,628	24,111
Sotheby's (A)	1,228	65,219
Weight Watchers International, Inc. (A)	1,031	92,305
Hotels, restaurants and leisure – 3.9%
Boyd Gaming Corp.	2,755	102,899
Choice Hotels International, Inc.	1,205	93,508
Churchill Downs, Inc.	449	128,392
Cracker Barrel Old Country Store, Inc. (B)	847	124,081
Dunkin' Brands Group, Inc. (B)	2,686	187,026
Eldorado Resorts, Inc. (A)	1,614	69,160
Extended Stay America, Inc.	6,341	135,000
Hilton Grand Vacations, Inc. (A)	2,356	81,494
ILG, Inc.	3,294	113,083
International Game Technology PLC (B)	2,944	74,424
Jack in the Box, Inc.	1,082	91,148
Marriott Vacations Worldwide Corp. (B)	711	84,687
Planet Fitness, Inc., Class A (A)	2,796	132,866
Red Rock Resorts, Inc., Class A	2,306	81,494
Scientific Games Corp. (A)	1,896	91,103
Six Flags Entertainment Corp. (B)	264	17,147
Texas Roadhouse, Inc.	2,156	135,483
The Wendy's Company	8,870	147,952
Wyndham Destinations, Inc.	610	28,133
Household durables – 0.7%
Helen of Troy, Ltd. (A)	1,017	116,497
Roku, Inc. (A)	653	29,659
Taylor Morrison Home Corp., Class A (A)	3,557	69,468
Tempur Sealy International, Inc. (A)(B)	1,530	74,771
Tupperware Brands Corp.	1,650	60,572
Internet and direct marketing retail – 0.4%
Groupon, Inc. (A)	11,620	54,382
Liberty Expedia Holdings, Inc., Series A (A)	1,698	81,793
Shutterfly, Inc. (A)	888	73,047
Media – 2.4%
AMC Networks, Inc., Class A (A)(B)	1,626	98,032
Cable One, Inc.	157	113,646
Cinemark Holdings, Inc. (B)	2,984	107,185
GCI Liberty, Inc., Class A (A)	2,677	128,790
John Wiley & Sons, Inc., Class A	1,681	106,155
Meredith Corp. (B)	1,355	72,018
Nexstar Media Group, Inc., Class A	1,395	103,858
Sinclair Broadcast Group, Inc., Class A	2,390	61,662
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Media (continued)
TEGNA, Inc.	6,379	$70,360
The New York Times Company, Class A	4,236	105,053
Tribune Media Company, Class A	2,673	90,481
World Wrestling Entertainment, Inc., Class A	1,309	103,555
Multiline retail – 0.4%
Big Lots, Inc.	2,060	89,466
Ollie's Bargain Outlet Holdings, Inc. (A)	1,563	108,629
Specialty retail – 2.8%
Aaron's, Inc.	2,026	87,746
American Eagle Outfitters, Inc.	6,304	158,735
AutoNation, Inc. (A)	1,841	89,344
Camping World Holdings, Inc., Class A (B)	1,115	24,720
Five Below, Inc. (A)	1,763	171,293
Floor & Decor Holdings, Inc., Class A (A)(B)	1,101	52,573
Foot Locker, Inc.	597	29,140
Lithia Motors, Inc., Class A	789	70,260
Murphy USA, Inc. (A)	1,281	101,506
National Vision Holdings, Inc. (A)	511	20,777
Penske Automotive Group, Inc.	1,732	90,410
Signet Jewelers, Ltd. (B)	1,848	106,704
The Michaels Companies, Inc. (A)(B)	3,852	78,619
Urban Outfitters, Inc. (A)	3,138	139,327
Williams-Sonoma, Inc. (B)	2,578	150,787
Textiles, apparel and luxury goods – 1.1%
Carter's, Inc.	402	42,142
Columbia Sportswear Company	1,159	100,810
Deckers Outdoor Corp. (A)	1,012	114,184
Skechers U.S.A., Inc., Class A (A)	710	19,681
Steven Madden, Ltd.	2,356	127,342
Wolverine World Wide, Inc.	4,508	159,493
Consumer staples – 3.3%		1,611,711
Beverages – 0.1%
National Beverage Corp. (A)(B)	381	40,199
Food and staples retailing – 0.8%
Casey's General Stores, Inc. (B)	1,232	134,756
Performance Food Group Company (A)	3,297	118,197
PriceSmart, Inc.	781	63,847
Sprouts Farmers Market, Inc. (A)	4,156	89,312
Food products – 1.4%
Darling Ingredients, Inc. (A)	5,512	110,736
Flowers Foods, Inc.	6,157	125,603
Fresh Del Monte Produce, Inc.	1,075	39,023
J&J Snack Foods Corp.	486	70,451
Lancaster Colony Corp.	872	126,466
Post Holdings, Inc. (A)	373	32,287
Sanderson Farms, Inc. (B)	691	69,674
Seaboard Corp.	11	40,018
The Hain Celestial Group, Inc. (A)	3,180	90,439
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Household products – 0.4%
Energizer Holdings, Inc.	1,993	$126,914
Spectrum Brands Holdings, Inc. (A)	619	54,070
Personal products – 0.4%
Edgewell Personal Care Company (A)	1,628	87,684
Nu Skin Enterprises, Inc., Class A	1,682	122,534
Tobacco – 0.2%
Vector Group, Ltd. (B)	3,767	69,501
Energy – 3.3%		1,622,512
Energy equipment and services – 1.0%
Core Laboratories NV (B)	1,415	158,650
Patterson-UTI Energy, Inc.	5,020	86,344
RPC, Inc.	2,096	31,021
Transocean, Ltd. (A)	13,666	175,881
Weatherford International PLC (A)(B)	5,238	17,757
Oil, gas and consumable fuels – 2.3%
Alta Mesa Resources, Inc. (A)(B)	3,362	20,306
Antero Midstream GP LP	2,420	46,512
Chesapeake Energy Corp. (A)(B)	6,501	30,685
CNX Resources Corp. (A)	5,667	92,259
CVR Energy, Inc. (B)	543	21,334
Delek US Holdings, Inc.	2,520	134,366
EnLink Midstream LLC	1,992	31,772
Jagged Peak Energy, Inc. (A)(B)	1,673	23,924
Matador Resources Company (A)	3,113	104,286
Murphy Oil Corp.	5,177	172,187
Oasis Petroleum, Inc. (A)	435	5,316
PBF Energy, Inc., Class A	3,438	160,555
PDC Energy, Inc. (A)	1,929	121,488
Peabody Energy Corp.	2,502	106,310
Range Resources Corp.	1,041	16,063
Tallgrass Energy LP	1,456	33,968
Whiting Petroleum Corp. (A)	635	31,528
Financials – 17.6%		8,688,372
Banks – 9.5%
Associated Banc-Corp	6,582	177,714
BancorpSouth Bank	2,888	95,015
Bank of Hawaii Corp.	1,768	142,306
BankUnited, Inc.	3,448	133,989
Cathay General Bancorp	2,543	105,763
Chemical Financial Corp.	2,292	130,186
Columbia Banking System, Inc.	2,316	94,794
Community Bank System, Inc.	1,634	103,351
CVB Financial Corp.	3,343	79,965
First Citizens BancShares, Inc., Class A	256	104,146
First Financial Bankshares, Inc. (B)	2,058	116,483
First Hawaiian, Inc.	1,797	50,783
First Midwest Bancorp, Inc.	3,251	86,704
FNB Corp.	10,467	134,292
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Fulton Financial Corp.	7,898	$137,030
Glacier Bancorp, Inc.	2,594	110,764
Great Western Bancorp, Inc.	1,302	54,489
Hancock Whitney Corp.	3,303	165,976
Home BancShares, Inc.	4,861	112,727
Hope Bancorp, Inc.	4,036	67,724
IBERIABANK Corp.	1,746	145,093
International Bancshares Corp.	1,789	79,521
Investors Bancorp, Inc.	10,116	126,652
MB Financial, Inc.	2,563	124,177
Old National Bancorp	4,883	94,974
Pinnacle Financial Partners, Inc.	1,496	93,500
Popular, Inc.	3,677	182,490
Prosperity Bancshares, Inc.	1,821	127,743
Simmons First National Corp., Class A	2,323	69,225
South State Corp.	1,174	98,264
Sterling Bancorp	4,160	92,352
TCF Financial Corp.	5,778	145,086
Texas Capital Bancshares, Inc. (A)	1,600	145,280
The Bank of NT Butterfield & Son, Ltd.	1,408	69,640
UMB Financial Corp.	1,460	104,959
Umpqua Holdings Corp.	7,539	160,581
United Bankshares, Inc.	3,206	118,462
Valley National Bancorp	9,971	116,162
Webster Financial Corp.	3,116	201,075
Wintrust Financial Corp.	1,819	159,581
Capital markets – 1.8%
Artisan Partners Asset Management, Inc., Class A	1,690	58,221
Evercore, Inc., Class A	1,368	154,584
Federated Investors, Inc., Class B	3,587	86,805
Houlihan Lokey, Inc.	888	43,654
Interactive Brokers Group, Inc., Class A	2,244	134,326
Legg Mason, Inc.	3,707	126,520
Moelis & Company, Class A	1,145	72,822
Morningstar, Inc.	636	83,952
Stifel Financial Corp.	2,374	130,879
Consumer finance – 1.2%
FirstCash, Inc.	1,503	122,044
Green Dot Corp., Class A (A)	1,320	104,702
Navient Corp.	8,460	111,757
OneMain Holdings, Inc. (A)	2,407	80,033
SLM Corp. (A)	13,946	157,450
Insurance – 3.8%
American Equity Investment Life Holding Company	2,882	102,974
American National Insurance Company	668	86,165
AmTrust Financial Services, Inc.	1,596	23,110
Assurant, Inc.	1,678	185,083
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Assured Guaranty, Ltd.	3,724	$144,938
Axis Capital Holdings, Ltd.	2,753	155,710
Enstar Group, Ltd. (A)	361	78,048
Kemper Corp.	1,325	105,735
Mercury General Corp.	1,025	52,716
Primerica, Inc.	1,951	223,975
ProAssurance Corp.	2,356	97,303
RenaissanceRe Holdings, Ltd.	347	45,752
RLI Corp.	1,687	126,120
Selective Insurance Group, Inc.	1,902	113,740
The Hanover Insurance Group, Inc.	1,808	226,759
White Mountains Insurance Group, Ltd.	137	125,085
Mortgage real estate investment trusts – 0.1%
Colony Credit Real Estate, Inc.	2,658	56,509
Thrifts and mortgage finance – 1.2%
Essent Group, Ltd. (A)	2,704	103,834
LendingTree, Inc. (A)(B)	262	62,566
MGIC Investment Corp. (A)	11,695	145,954
Radian Group, Inc.	6,987	133,801
TFS Financial Corp.	1,840	28,005
Washington Federal, Inc.	4,105	137,723
Health care – 9.3%		4,606,372
Biotechnology – 1.9%
Agios Pharmaceuticals, Inc. (A)(B)	1,678	144,996
Blueprint Medicines Corp. (A)	1,155	68,769
FibroGen, Inc. (A)	2,296	144,878
Halozyme Therapeutics, Inc. (A)	4,114	74,463
Ligand Pharmaceuticals, Inc. (A)(B)	661	144,316
Loxo Oncology, Inc. (A)	62	10,391
Myriad Genetics, Inc. (A)	79	3,456
Puma Biotechnology, Inc. (A)	95	4,574
Sarepta Therapeutics, Inc. (A)	1,830	212,719
Ultragenyx Pharmaceutical, Inc. (A)	1,084	85,755
United Therapeutics Corp. (A)	320	39,331
Health care equipment and supplies – 3.1%
Cantel Medical Corp.	1,243	115,239
Globus Medical, Inc., Class A (A)	2,344	120,669
Haemonetics Corp. (A)	1,703	166,281
ICU Medical, Inc. (A)	540	154,872
Inogen, Inc. (A)	570	113,573
Insulet Corp. (A)	1,936	160,998
Integra LifeSciences Holdings Corp. (A)	2,075	129,335
LivaNova PLC (A)	1,645	181,164
Masimo Corp. (A)	1,668	165,833
Neogen Corp. (A)	1,655	136,372
NuVasive, Inc. (A)	1,661	96,421
Penumbra, Inc. (A)	167	23,756
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services – 2.3%
Acadia Healthcare Company, Inc. (A)(B)	2,342	$92,462
AMN Healthcare Services, Inc. (A)	1,519	91,900
Chemed Corp.	524	165,600
Encompass Health Corp.	3,518	266,059
HealthEquity, Inc. (A)	1,765	133,258
MEDNAX, Inc. (A)	527	22,550
Molina Healthcare, Inc. (A)(B)	1,551	161,444
Patterson Companies, Inc. (B)	3,207	78,636
Premier, Inc., Class A (A)(B)	1,796	67,170
Select Medical Holdings Corp. (A)	2,917	60,674
Health care technology – 0.6%
Allscripts Healthcare Solutions, Inc. (A)	6,270	76,745
Cotiviti Holdings, Inc. (A)	1,369	61,112
Medidata Solutions, Inc. (A)(B)	1,895	140,817
Teladoc, Inc. (A)	133	7,960
Life sciences tools and services – 1.2%
Bio-Techne Corp.	1,359	218,310
Bruker Corp.	3,660	118,584
Charles River Laboratories International, Inc. (A)	247	30,702
PRA Health Sciences, Inc. (A)	1,225	128,797
Syneos Health, Inc. (A)	1,917	94,460
Pharmaceuticals – 0.2%
Horizon Pharma PLC (A)	5,160	90,971
Industrials – 14.7%		7,265,744
Aerospace and defense – 0.4%
Axon Enterprise, Inc. (A)	206	13,994
KLX, Inc. (A)	1,639	119,729
Moog, Inc., Class A	1,074	80,561
Airlines – 0.5%
Allegiant Travel Company	418	51,665
SkyWest, Inc.	1,669	99,973
Spirit Airlines, Inc. (A)	2,321	100,824
Building products – 1.2%
Armstrong World Industries, Inc. (A)	1,593	108,165
JELD-WEN Holding, Inc. (A)	2,182	59,874
Simpson Manufacturing Company, Inc.	1,281	93,462
Trex Company, Inc. (A)	1,868	145,218
USG Corp. (A)	3,942	170,373
Commercial services and supplies – 2.0%
ABM Industries, Inc.	1,806	56,347
Cimpress NV (A)(B)	763	111,451
Clean Harbors, Inc. (A)	1,848	105,207
Deluxe Corp.	1,830	107,842
Healthcare Services Group, Inc. (B)	2,430	97,832
MSA Safety, Inc.	1,110	111,977
Pitney Bowes, Inc.	6,309	55,078
Tetra Tech, Inc.	1,827	111,082
The Brink's Company	1,521	121,452
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
UniFirst Corp.	506	$94,698
Construction and engineering – 1.1%
AECOM (A)	978	32,822
Dycom Industries, Inc. (A)	1,007	89,784
EMCOR Group, Inc.	2,504	192,683
Granite Construction, Inc.	36	1,942
MasTec, Inc. (A)	2,254	104,924
Quanta Services, Inc. (A)	1,180	40,203
Valmont Industries, Inc.	762	106,413
Electrical equipment – 0.9%
EnerSys	1,824	149,696
Generac Holdings, Inc. (A)	2,265	121,744
nVent Electric PLC (A)	823	22,550
Regal Beloit Corp.	1,652	141,989
Machinery – 4.1%
AGCO Corp.	198	12,478
Barnes Group, Inc.	1,661	112,699
Colfax Corp. (A)	3,019	97,514
Crane Company	175	15,850
Evoqua Water Technologies Corp. (A)(B)	900	19,206
Hillenbrand, Inc.	2,037	102,257
ITT, Inc.	3,515	199,195
John Bean Technologies Corp.	1,029	113,807
Kennametal, Inc.	2,665	103,828
Navistar International Corp. (A)	1,561	67,232
Proto Labs, Inc. (A)	803	100,094
RBC Bearings, Inc. (A)	808	117,467
Rexnord Corp. (A)	3,507	106,052
Terex Corp.	3,777	166,641
The Timken Company	2,369	116,673
Trinity Industries, Inc.	4,578	174,422
Watts Water Technologies, Inc., Class A	863	73,830
Welbilt, Inc. (A)	4,542	103,558
Woodward, Inc.	2,415	200,952
Marine – 0.3%
Kirby Corp. (A)	1,960	163,562
Professional services – 1.0%
ASGN, Inc. (A)	1,578	142,493
Insperity, Inc.	1,166	110,887
The Dun & Bradstreet Corp.	1,182	148,802
TriNet Group, Inc. (A)	1,385	74,582
Road and rail – 1.4%
Avis Budget Group, Inc. (A)	2,396	83,501
Genesee & Wyoming, Inc., Class A (A)	2,033	174,838
Landstar System, Inc.	1,791	199,070
Ryder System, Inc.	1,753	137,260
Schneider National, Inc., Class B (B)	2,197	57,430
Werner Enterprises, Inc.	1,488	55,428
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors – 1.8%
Air Lease Corp.	3,265	$143,529
Applied Industrial Technologies, Inc.	1,263	94,283
Beacon Roofing Supply, Inc. (A)	2,203	92,702
GATX Corp. (B)	1,201	98,890
MSC Industrial Direct Company, Inc., Class A	1,270	107,480
SiteOne Landscape Supply, Inc. (A)(B)	1,281	114,214
Triton International, Ltd.	1,133	39,882
Univar, Inc. (A)	3,517	96,682
WESCO International, Inc. (A)	1,720	104,920
Information technology – 14.5%		7,127,201
Communications equipment – 1.5%
ARRIS International PLC (A)	5,599	141,431
Ciena Corp. (A)	4,956	125,882
InterDigital, Inc.	1,133	93,416
Lumentum Holdings, Inc. (A)	1,973	103,089
NetScout Systems, Inc. (A)	2,786	74,665
Ubiquiti Networks, Inc. (A)(B)	778	64,247
ViaSat, Inc. (A)(B)	1,842	129,566
Electronic equipment, instruments and components – 2.2%
Anixter International, Inc. (A)	987	71,952
Avnet, Inc.	1,138	49,901
AVX Corp.	1,855	38,547
Belden, Inc. (B)	1,767	114,413
II-VI, Inc. (A)	1,417	55,546
Itron, Inc. (A)	1,069	65,423
Jabil, Inc.	5,097	143,582
Littelfuse, Inc.	742	160,880
Rogers Corp. (A)	610	71,108
SYNNEX Corp.	856	82,578
Tech Data Corp. (A)	1,477	123,197
Vishay Intertechnology, Inc.	4,329	108,225
Internet software and services – 1.4%
2U, Inc. (A)	1,631	123,401
CarGurus, Inc. (A)	267	11,574
Etsy, Inc. (A)	704	28,765
j2 Global, Inc.	1,818	154,239
New Relic, Inc. (A)	1,030	100,631
Okta, Inc. (A)	1,270	63,056
Stamps.com, Inc. (A)	522	136,242
Yelp, Inc. (A)	2,552	94,118
IT services – 2.1%
CACI International, Inc., Class A (A)	804	140,861
Conduent, Inc. (A)	5,868	105,389
CoreLogic, Inc. (A)	3,616	176,099
Euronet Worldwide, Inc. (A)	1,619	148,851
MAXIMUS, Inc.	2,531	164,034
Perspecta, Inc.	337	7,313
Science Applications International Corp.	1,360	114,743
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Switch, Inc., Class A (B)	818	$10,650
Teradata Corp. (A)(B)	4,067	155,725
Semiconductors and semiconductor equipment – 2.5%
Advanced Energy Industries, Inc. (A)	1,284	78,632
Amkor Technology, Inc. (A)	2,169	18,827
Cabot Microelectronics Corp.	820	98,769
Cirrus Logic, Inc. (A)	2,072	89,635
Cree, Inc. (A)	3,440	162,196
Entegris, Inc.	4,568	160,565
Integrated Device Technology, Inc. (A)	4,397	151,389
Monolithic Power Systems, Inc.	1,290	171,157
Silicon Laboratories, Inc. (A)	1,676	159,639
Universal Display Corp. (B)	224	21,571
Versum Materials, Inc.	3,489	134,501
Software – 4.4%
ACI Worldwide, Inc. (A)	3,831	98,993
Blackbaud, Inc.	1,565	156,203
CommVault Systems, Inc. (A)	1,228	79,697
Ebix, Inc. (B)	666	52,847
Ellie Mae, Inc. (A)(B)	1,083	107,455
Fair Isaac Corp. (A)	1,244	250,616
FireEye, Inc. (A)	5,423	84,219
HubSpot, Inc. (A)(B)	1,048	130,057
Manhattan Associates, Inc. (A)	2,138	102,881
Nuance Communications, Inc. (A)	9,402	138,868
Paylocity Holding Corp. (A)	779	45,182
Pegasystems, Inc.	1,297	72,113
Proofpoint, Inc. (A)	1,192	135,948
Qualys, Inc. (A)	1,014	88,319
RealPage, Inc. (A)	1,897	104,525
RingCentral, Inc., Class A (A)	1,887	139,166
Verint Systems, Inc. (A)	2,101	94,335
Zendesk, Inc. (A)	3,228	175,829
Zynga, Inc., Class A (A)	25,069	95,012
Technology hardware, storage and peripherals – 0.4%
NCR Corp. (A)	3,783	105,621
Pure Storage, Inc., Class A (A)	3,190	69,095
Materials – 6.8%		3,367,211
Chemicals – 3.5%
Ashland Global Holdings, Inc.	2,055	168,736
Balchem Corp.	1,049	105,204
Cabot Corp.	2,417	159,764
HB Fuller Company	1,865	105,708
Ingevity Corp. (A)	1,370	136,548
Kronos Worldwide, Inc.	723	16,441
Minerals Technologies, Inc.	1,146	86,638
NewMarket Corp.	304	124,470
Olin Corp.	1,363	40,222
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Platform Specialty Products Corp. (A)	7,195	$88,930
PolyOne Corp.	3,381	151,638
Sensient Technologies Corp.	1,968	136,500
The Scotts Miracle-Gro Company (B)	133	10,564
Trinseo SA	1,425	106,448
Valvoline, Inc.	6,544	147,829
W.R. Grace & Company	2,232	164,856
Construction materials – 0.5%
Eagle Materials, Inc.	1,648	163,729
Summit Materials, Inc., Class A (A)	3,511	88,126
Containers and packaging – 1.5%
Ardagh Group SA	620	9,839
Bemis Company, Inc.	2,953	135,572
Graphic Packaging Holding Company	10,246	148,874
Greif, Inc., Class A	931	50,693
Greif, Inc., Class B	222	12,843
Owens-Illinois, Inc. (A)	5,265	98,350
Silgan Holdings, Inc.	3,426	94,249
Sonoco Products Company	3,182	177,619
Metals and mining – 0.6%
Allegheny Technologies, Inc. (A)(B)	3,925	109,115
Commercial Metals Company	3,534	78,950
Ferroglobe PLC	2,205	17,971
Nexa Resources SA (A)(B)	956	12,820
Worthington Industries, Inc.	1,501	70,277
Paper and forest products – 0.7%
Domtar Corp.	2,410	116,210
KapStone Paper and Packaging Corp.	2,835	98,601
Louisiana-Pacific Corp.	4,936	132,877
Real estate – 12.0%		5,920,703
Equity real estate investment trusts – 11.7%
Americold Realty Trust	1,502	32,308
Apple Hospitality REIT, Inc.	7,131	128,287
Brandywine Realty Trust	6,009	99,088
Brixmor Property Group, Inc.	9,751	172,495
Columbia Property Trust, Inc.	4,300	99,674
CoreCivic, Inc.	3,578	91,740
CoreSite Realty Corp.	1,127	126,337
Corporate Office Properties Trust	3,255	96,804
Cousins Properties, Inc.	13,631	127,041
CubeSmart	5,918	179,670
CyrusOne, Inc.	3,025	187,308
EastGroup Properties, Inc.	1,142	108,855
Education Realty Trust, Inc.	2,535	104,848
Empire State Realty Trust, Inc., Class A	5,301	88,368
EPR Properties	2,523	167,754
Equity Commonwealth (A)	4,195	135,247
First Industrial Realty Trust, Inc.	3,906	127,140
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Gramercy Property Trust	5,161	$141,360
Healthcare Realty Trust, Inc.	4,029	119,702
Highwoods Properties, Inc.	3,344	164,224
Hospitality Properties Trust	5,608	158,538
Hudson Pacific Properties, Inc.	813	27,853
JBG SMITH Properties	3,016	110,084
LaSalle Hotel Properties	3,708	128,556
Life Storage, Inc.	1,512	145,092
Medical Properties Trust, Inc.	11,667	168,121
National Health Investors, Inc.	1,348	100,884
Outfront Media, Inc.	4,665	99,131
Paramount Group, Inc.	6,590	101,750
Pebblebrook Hotel Trust	2,447	94,332
Physicians Realty Trust	5,682	89,548
Piedmont Office Realty Trust, Inc., Class A	5,470	108,197
PotlatchDeltic Corp.	1,885	88,124
PS Business Parks, Inc.	747	95,444
Rayonier, Inc.	4,207	147,287
Retail Properties of America, Inc., Class A	8,303	104,203
RLJ Lodging Trust	5,807	131,180
Ryman Hospitality Properties, Inc.	1,823	154,973
Sabra Health Care REIT, Inc.	4,433	95,797
Senior Housing Properties Trust	7,565	134,960
Spirit MTA REIT (A)	1,445	14,436
Spirit Realty Capital, Inc.	14,452	120,963
STAG Industrial, Inc.	2,821	77,070
STORE Capital Corp.	5,680	155,916
Sunstone Hotel Investors, Inc.	7,331	119,275
Taubman Centers, Inc.	1,957	121,432
The GEO Group, Inc.	3,736	96,688
Uniti Group, Inc.	4,143	73,248
Urban Edge Properties	3,441	78,042
Weingarten Realty Investors	3,917	118,372
Real estate management and development – 0.3%
Kennedy-Wilson Holdings, Inc.	3,221	67,319
Realogy Holdings Corp. (B)	4,373	95,638
Telecommunication services – 0.2%		107,673
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	3,656	92,314
United States Cellular Corp. (A)	447	15,359
Utilities – 3.9%		1,931,467
Electric utilities – 1.6%
ALLETE, Inc.	1,759	136,375
Hawaiian Electric Industries, Inc.	4,722	166,073
IDACORP, Inc.	2,099	197,810
PNM Resources, Inc.	3,016	118,680
Portland General Electric Company	3,634	164,838
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities – 1.4%
National Fuel Gas Company (B)	2,456	$131,887
New Jersey Resources Corp.	3,340	154,475
ONE Gas, Inc.	1,767	136,130
Southwest Gas Holdings, Inc.	2,109	164,924
Spire, Inc.	1,580	113,128
Independent power and renewable electricity producers – 0.3%
NRG Yield, Inc., Class A	1,078	19,921
NRG Yield, Inc., Class C	2,014	37,460
Ormat Technologies, Inc.	1,377	74,702
Multi-utilities – 0.6%
Avista Corp.	2,261	114,361
Black Hills Corp. (B)	1,745	104,648
NorthWestern Corp.	1,619	96,055

SECURITIES LENDING COLLATERAL – 7.7%		$3,813,878
(Cost $3,813,633)
John Hancock Collateral Trust, 2.0983% (C)(D)	381,193	3,813,878

SHORT-TERM INVESTMENTS – 0.1%		$33,134
(Cost $33,134)
Money market funds – 0.1%		33,134
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (C)	33,134	33,134
Total investments (Multifactor Small Cap ETF) (Cost $50,172,419) 107.7%		$53,125,073
Other assets and liabilities, net (7.7%)		(3,817,274)
Total net assets 100.0%		$49,307,799

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $3,752,571.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR TECHNOLOGY ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$74,285,427
(Cost $61,125,533)
Consumer discretionary – 0.4%		287,645
Household durables – 0.4%
Garmin, Ltd.	4,606	287,645
Health care – 1.7%		1,219,860
Health care providers and services – 0.1%
Premier, Inc., Class A (A)(B)	1,972	73,753
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care technology – 1.6%
athenahealth, Inc. (A)	1,077	$162,315
Cerner Corp. (A)	12,293	763,149
Medidata Solutions, Inc. (A)(B)	722	53,652
Veeva Systems, Inc., Class A (A)	2,208	166,991
Industrials – 1.1%		802,317
Aerospace and defense – 1.1%
Harris Corp.	4,864	802,317
Information technology – 96.8%		71,975,605
Communications equipment – 7.4%
Arista Networks, Inc. (A)	1,141	291,788
ARRIS International PLC (A)	7,920	200,059
Cisco Systems, Inc.	64,571	2,730,708
CommScope Holding Company, Inc. (A)	8,791	282,279
EchoStar Corp., Class A (A)	1,587	71,399
F5 Networks, Inc. (A)	2,732	468,210
Juniper Networks, Inc.	14,525	382,589
Lumentum Holdings, Inc. (A)	276	14,421
Motorola Solutions, Inc.	4,359	528,747
Palo Alto Networks, Inc. (A)	1,687	334,465
Ubiquiti Networks, Inc. (A)(B)	912	75,313
ViaSat, Inc. (A)(B)	2,129	149,754
Electronic equipment, instruments and components – 2.6%
CDW Corp.	5,858	492,599
Corning, Inc.	31,647	1,050,047
Dolby Laboratories, Inc., Class A	1,984	127,869
SYNNEX Corp.	1,421	137,084
Tech Data Corp. (A)	1,180	98,424
Internet software and services – 16.7%
2U, Inc. (A)	493	37,300
Akamai Technologies, Inc. (A)	6,831	514,101
Alphabet, Inc., Class A (A)	3,143	3,857,152
Alphabet, Inc., Class C (A)	793	965,287
ANGI Homeservices, Inc., Class A (A)(B)	694	10,903
eBay, Inc. (A)	21,233	710,244
Facebook, Inc., Class A (A)	23,089	3,984,700
GoDaddy, Inc., Class A (A)	2,559	188,394
GrubHub, Inc. (A)	1,864	227,203
InterActiveCorp (A)	2,744	404,054
j2 Global, Inc.	2,260	191,738
LogMeIn, Inc.	1,742	141,189
Match Group, Inc. (A)(B)	1,651	59,634
New Relic, Inc. (A)	314	30,678
Nutanix, Inc., Class A (A)	1,149	56,175
Okta, Inc. (A)	355	17,626
Twitter, Inc. (A)	18,659	594,662
VeriSign, Inc. (A)	2,871	416,955
IT services – 6.8%
Amdocs, Ltd.	5,739	387,842
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Cognizant Technology Solutions Corp., Class A	10,894	$887,861
DXC Technology Company	5,565	471,578
EPAM Systems, Inc. (A)	1,456	189,586
Gartner, Inc. (A)(B)	2,354	318,802
IBM Corp.	11,166	1,618,288
Leidos Holdings, Inc.	6,127	419,209
Perspecta, Inc.	2,782	60,369
Sabre Corp.	7,620	187,604
Square, Inc., Class A (A)	4,708	304,372
Teradata Corp. (A)(B)	5,812	222,541
Semiconductors and semiconductor equipment – 24.3%
Advanced Micro Devices, Inc. (A)(B)	14,906	273,227
Analog Devices, Inc.	6,894	662,789
Applied Materials, Inc.	15,549	756,148
Broadcom, Inc.	5,085	1,127,700
Cypress Semiconductor Corp.	11,430	203,568
Entegris, Inc.	5,109	179,581
Integrated Device Technology, Inc. (A)	1,974	67,965
Intel Corp.	75,168	3,615,581
KLA-Tencor Corp.	4,367	512,773
Lam Research Corp.	3,758	716,425
Marvell Technology Group, Ltd.	18,432	392,786
Maxim Integrated Products, Inc.	10,104	617,759
Microchip Technology, Inc. (B)	7,675	717,075
Micron Technology, Inc. (A)	31,016	1,637,335
MKS Instruments, Inc.	1,938	182,753
Monolithic Power Systems, Inc.	697	92,478
NVIDIA Corp.	5,369	1,314,653
ON Semiconductor Corp. (A)	19,919	439,214
Qorvo, Inc. (A)	4,470	365,467
QUALCOMM, Inc.	17,894	1,146,826
Silicon Laboratories, Inc. (A)	642	61,151
Skyworks Solutions, Inc.	7,640	722,591
Teradyne, Inc.	8,187	354,088
Texas Instruments, Inc.	11,809	1,314,578
Xilinx, Inc.	8,704	627,297
Software – 28.0%
Activision Blizzard, Inc.	13,707	1,006,368
Adobe Systems, Inc. (A)	3,947	965,752
ANSYS, Inc. (A)	2,888	487,725
Aspen Technology, Inc. (A)	2,303	220,604
Atlassian Corp. PLC, Class A (A)	1,643	118,970
Autodesk, Inc. (A)	4,361	560,127
Blackbaud, Inc.	1,632	162,890
CA, Inc.	14,562	643,786
Cadence Design Systems, Inc. (A)	8,855	390,417
CDK Global, Inc.	4,244	265,038
Citrix Systems, Inc. (A)	5,419	595,927
Dell Technologies, Inc., Class V (A)	9,411	870,706
44	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Electronic Arts, Inc. (A)	4,533	$583,624
Fair Isaac Corp. (A)	1,016	204,683
Fortinet, Inc. (A)	3,260	205,087
Guidewire Software, Inc. (A)	1,819	156,798
HubSpot, Inc. (A)(B)	321	39,836
Intuit, Inc.	4,123	842,082
Microsoft Corp.	46,666	4,950,329
Nuance Communications, Inc. (A)	9,504	140,374
Oracle Corp.	41,631	1,984,966
Paycom Software, Inc. (A)(B)	1,374	145,988
Pegasystems, Inc.	651	36,196
Proofpoint, Inc. (A)	921	105,040
PTC, Inc. (A)	3,181	292,366
RealPage, Inc. (A)	653	35,980
Red Hat, Inc. (A)	4,708	664,911
RingCentral, Inc., Class A (A)	552	40,710
salesforce.com, Inc. (A)	4,307	590,705
ServiceNow, Inc. (A)	3,199	562,896
Snap, Inc., Class A (A)(B)	5,332	66,650
Splunk, Inc. (A)	2,614	251,205
SS&C Technologies Holdings, Inc.	6,825	362,203
Symantec Corp.	18,073	365,436
Synopsys, Inc. (A)	5,156	461,101
Tableau Software, Inc., Class A (A)	1,360	140,175
Take-Two Interactive Software, Inc. (A)	3,165	357,708
The Ultimate Software Group, Inc. (A)	695	192,439
Tyler Technologies, Inc. (A)	913	205,416
VMware, Inc., Class A (A)	1,170	169,170
Workday, Inc., Class A (A)	2,492	309,058
Zendesk, Inc. (A)	968	52,727
Technology hardware, storage and peripherals – 11.0%
Apple, Inc.	23,629	4,496,362
Hewlett Packard Enterprise Company	30,488	470,735
HP, Inc.	24,730	570,768
NCR Corp. (A)	5,319	148,506
NetApp, Inc.	12,126	940,008
Pure Storage, Inc., Class A (A)	912	19,754
Seagate Technology PLC	11,035	580,662
Western Digital Corp.	13,272	931,031

SECURITIES LENDING COLLATERAL – 2.5%		$1,895,242
(Cost $1,895,135)
John Hancock Collateral Trust, 2.0983% (C)(D)	189,428	1,895,242
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.2%		$125,017
(Cost $125,017)
Money market funds – 0.2%		$125,017
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (C)	125,017	125,017
Total investments (Multifactor Technology ETF) (Cost $63,145,685) 102.7%		$76,305,686
Other assets and liabilities, net (2.7%)		(1,981,736)
Total net assets 100.0%		$74,323,950

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $1,851,887.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR UTILITIES ETF

As of 7-31-18 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$22,516,027
(Cost $22,038,758)
Energy – 3.6%		815,695
Oil, gas and consumable fuels – 3.6%
ONEOK, Inc.	11,580	815,695
Utilities – 96.3%		21,700,332
Electric utilities – 53.9%
Alliant Energy Corp.	6,864	294,946
American Electric Power Company, Inc.	11,124	791,361
Avangrid, Inc.	2,551	127,703
Duke Energy Corp.	14,937	1,219,157
Edison International	14,653	976,329
Entergy Corp.	7,797	633,740
Evergy, Inc.	9,987	560,171
Eversource Energy	11,979	727,365
Exelon Corp.	28,961	1,230,843
FirstEnergy Corp.	17,434	617,687
Hawaiian Electric Industries, Inc.	3,451	121,372
IDACORP, Inc.	1,623	152,952
NextEra Energy, Inc.	7,251	1,214,833
PG&E Corp.	12,514	539,103
Pinnacle West Capital Corp.	5,113	411,239
Portland General Electric Company	4,306	195,320
PPL Corp.	14,063	404,593
The Southern Company	16,791	816,043
Xcel Energy, Inc.	23,954	1,122,484
Gas utilities – 4.2%
Atmos Energy Corp.	3,821	351,035
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities (continued)
National Fuel Gas Company	3,732	$200,408
UGI Corp.	7,343	390,207
Independent power and renewable electricity producers – 4.2%
AES Corp.	27,945	373,345
NRG Energy, Inc.	10,707	339,091
Vistra Energy Corp. (A)	10,206	230,656
Multi-utilities – 31.3%
Ameren Corp.	10,822	671,613
CenterPoint Energy, Inc.	18,636	530,753
CMS Energy Corp.	10,465	505,878
Consolidated Edison, Inc.	13,041	1,029,326
Dominion Energy, Inc.	10,499	752,883
DTE Energy Company	6,110	663,179
NiSource, Inc.	13,603	356,127
Public Service Enterprise Group, Inc.	19,832	1,022,538
SCANA Corp.	5,281	211,187
Sempra Energy	3,691	426,643
Vectren Corp.	2,940	210,122
WEC Energy Group, Inc.	10,116	671,399
Water utilities – 2.7%
American Water Works Company, Inc.	5,172	456,429
Aqua America, Inc.	4,068	150,272

SHORT-TERM INVESTMENTS – 0.3%		$62,921
(Cost $62,921)
Money market funds – 0.3%		62,921
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8296% (B)	62,921	62,921
Total investments (Multifactor Utilities ETF) (Cost $22,101,679) 100.2%		$22,578,948
Other assets and liabilities, net (0.2%)		(54,902)
Total net assets 100.0%		$22,524,046

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-18.
46	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Funds' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities under certain circumstances, in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2018, all funds' investments are categorized as Level 1 under the hierarchy described above, except for Multifactor Developed International ETF and Multifactor Healthcare ETF.

The following is a summary of the values by input classification of Multifactor Developed International ETF and Multifactor Healthcare ETF's investments as of July 31, 2018, by major security category or type:

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$5,120,193	$5,120,193	—	—
Austria	166,728	166,728	—	—
Belgium	1,132,041	1,132,041	—	—
Chile	58,403	58,403	—	—
Denmark	1,153,944	1,153,944	—	—
Finland	852,173	852,173	—	—
France	7,788,797	7,788,797	—	—
Germany	7,220,745	7,220,745	—	—
Hong Kong	2,510,744	2,510,744	—	—
Ireland	673,066	673,066	—	—
Israel	230,558	230,558	—	—
Italy	1,619,858	1,619,858	—	—
Japan	19,488,921	19,488,921	—	—

       47

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Jersey, Channel Islands	49,906	49,906	—	—
Luxembourg	278,556	278,556	—	—
Macau	120,003	120,003	—	—
Mexico	$26,181	$26,181	—	—
Netherlands	3,082,496	3,082,496	—	—
New Zealand	77,640	77,640	—	—
Norway	531,807	531,807	—	—
Portugal	100,651	100,651	—	—
Singapore	702,731	702,731	—	—
South Africa	288,944	288,944	—	—
Spain	2,254,647	2,248,991	$5,656	—
Sweden	2,214,449	2,214,449	—	—
Switzerland	6,328,774	6,328,774	—	—
United Arab Emirates	20,366	20,366	—	—
United Kingdom	12,511,723	12,511,723	—	—
United States	21,162	21,162	—	—
Preferred securities	445,251	445,251	—	—
Securities lending collateral	1,531,815	1,531,815	—	—
Short-term investments	77,964	77,964	—	—
Total investments in securities	$78,681,237	$78,675,581	$5,656	—

MULTIFACTOR HEALTHCARE ETF

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Health care
Biotechnology	$11,177,336	$11,174,563	—	$2,773
Health care equipment and supplies	13,469,660	13,469,660	—	—
Health care providers and services	15,631,844	15,631,844	—	—
Life sciences tools and services	3,622,552	3,622,552	—	—
Pharmaceuticals	13,238,229	13,238,229	—	—
Short-term investments	78,645	78,645	—	—
Total investments in securities	$57,218,266	$57,215,493	—	$2,773

Investments in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust	269,086	836,733	(834,433)	271,386	—	—	$237	$13	$2,715,244
Multifactor Consumer Staples ETF
John Hancock Collateral Trust	101,456	442,507	(390,633)	153,330	—	—	$139	($2)	$1,534,078
Multifactor Developed International ETF
John Hancock Collateral Trust	339,360	884,825	(1,071,082)	153,103	—	—	$605	($238)	$1,531,815
Multifactor Energy ETF

       48

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	175,357	554,244	(662,888)	66,713	—	—	138	$13	$667,471
Multifactor Financials ETF
John Hancock Collateral Trust	54,760	174,175	(203,681)	25,254	—	—	$105	$4	$252,666
Multifactor Industrials ETF
John Hancock Collateral Trust	—	163,433	(140,929)	22,504	—	—	($9)	$12	$225,157
Multifactor Large Cap ETF
John Hancock Collateral Trust	954,493	1,849,572	(1,958,190)	845,875	—	—	$1,002	$209	$8,463,069
Multifactor Mid Cap ETF
John Hancock Collateral Trust	2,032,749	2,950,823	(3,257,692)	1,725,880	—	—	$2,271	$525	$17,267,597
Multifactor Small Cap ETF
John Hancock Collateral Trust	277,011	638,646	(534,464)	381,193	—	—	$408	$151	$3,813,878
Multifactor Technology ETF
John Hancock Collateral Trust	208,331	595,163	(614,066)	189,428	—	—	$286	$13	$1,895,242

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

       49

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	ETFQ1	07/18
This report is for the information of the shareholders of John Hancock Multifactor ETFs.		9/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 17, 2018